File No. 033-83238
Filed on April 30, 2014	File No. 811-8724

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	24	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	25	☒

(Check appropriate box or boxes)

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)

Security Benefit Life Insurance Company
(Name of Depositor)

One Security Benefit Place, Topeka, Kansas 66636-0001
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code:
(785) 438-3000

Name and Address of Agent for Service:
Chris Swickard Associate General Counsel Security Benefit Life Insurance Company One Security Benefit Place Topeka, KS 66636-0001

Approximate date of proposed public offering:  As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on May 1, 2014, pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on May 1, 2014, pursuant to paragraph (a)(1) of Rule 485

 If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:  Interests in a separate account under individual flexible premium deferred variable annuity contracts and individual single premium immediate variable annuity contracts (collectively, the “Contract”).

Variable Annuity Prospectus

T. Rowe Price No-Load Variable Annuity
An Individual Flexible Premium
Deferred Variable Annuity Contract
May 1, 201 4

Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: T. Rowe Price Variable Annuity Service Center P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-469-6587

Variable Annuity Prospectus

INTRODUCTION

†
The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

†
Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses for the Underlying Funds by contacting the T. Rowe Price Variable Annuity Service Center at 1-800-469-6587.

†
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

This Prospectus describes the T. Rowe Price No-Load Variable Annuity—a flexible premium deferred variable annuity contract (the “Contract”) issued by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available as an individual retirement annuity (“IRA”) qualified under Section 408, or a Roth IRA qualified under Section 408A, of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may allocate your purchase payments and Account Value to one or more of the Subaccounts that comprise a separate account of the Company called the T. Rowe Price Variable Annuity Account, or to the Fixed Interest Account of the Company. Each Subaccount invests in a corresponding Portfolio of the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., or the T. Rowe Price International Series, Inc. (the “Funds”). Each Portfolio is listed under its respective Fund below.

T. Rowe Price Equity Series, Inc.

T. Rowe Price New America Growth Portfolio
T. Rowe Price Mid-Cap Growth Portfolio1
T. Rowe Price Equity Income Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Health Sciences Portfolio
T. Rowe Price Equity Index 500 Portfolio

T. Rowe Price Fixed Income Series, Inc.

T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price Prime Reserve Portfolio

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio

The investments made by the Funds at any given time are not expected to be the same as the investments made by other mutual funds sponsored by T. Rowe Price Associates, Inc., including other mutual funds with investment objectives and policies similar to those of the Portfolios. Different performance will result due to

1
The Mid-Cap Growth Subaccount, which invests in the Mid-Cap Growth Portfolio, is currently closed. Y ou may not allocate purchase payments or exchange your Account Value to the Mid-Cap Growth Subaccount.

2

Variable Annuity Prospectus

differences in cash flows into and out of the Portfolios, different fees and expenses and differences in portfolio size and positions.

As of April 1, 2009, T. Rowe Price has suspended the sale of new direct-sold variable annuity contracts and incoming tax-free exchanges but will continue to allow ongoing purchases into existing contracts. T. Rowe Price and the Company will continue to service the variable annuity contracts for existing contractholders, but will not offer new contracts at this time.

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Account Value to the Subaccounts, the Company does not guarantee any minimum amount of Account Value.

Amounts that you allocate to the Fixed Interest Account will accrue interest at rates that are paid by the Company as described in “The Fixed Interest Account.” The Company guarantees Account Value allocated to the Fixed Interest Account, subject to its financial strength and claims-paying ability.

When you are ready to receive Annuity Payments, the Contract provides several options for Annuity Payments (see “Annuity Options“).

You may return a Contract according to the terms of its Free-Look Right (see “Free-Look Right”). This Prospectus concisely sets forth information about the Contract and the T. Rowe Price Variable Annuity Account that you should know before purchasing the Contract. This Prospectus should be read carefully and kept for future reference. The “Statement of Additional Information,” dated May 1, 2014, which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Portfolios by writing the T. Rowe Price Variable Annuity Service Center, P.O. Box 750497, Topeka, Kansas 66675-0497, or by calling 1-800-469-6587. The table of contents of the Statement of Additional Information is set forth on page 51 of this Prospectus.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

Date: May 1, 2014

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Variable Annuity Prospectus

CONTENTS

†
You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

Definitions	5
Summary	7
Expense Table	10
Condensed Financial Information	11
Information About the Company, the Separate Account, and the Funds	13
The Contract	16
Charges and Deductions	29
Annuity Payments	30
The Fixed Interest Account	34
More About the Contract	37
Federal Tax Matters	39
Other Information	47
Performance Information	50
Additional Information	51
Table of Contents For Statement of Additional Information	51

4

Variable Annuity Prospectus

DEFINITIONS

†	Various terms commonly used in this Prospectus are defined as follows:

Account Value The total value of a Contract, which includes amounts allocated to the Subaccounts and the Fixed Interest Account. The Company determines Account Value as of each Valuation Date prior to the Annuity Payout Date and on and after the Annuity Payout Date under Annuity Options 5 through 7.

Accumulation Period The period commencing on the Contract Date and ending on the Annuity Payout Date or, if earlier, when the Contract is terminated through a full withdrawal, payment of charges, or payment of the death benefit proceeds.

Accumulation Unit A unit of measure used to calculate Account Value.

Annuitant The person or persons that you designate on whose life Annuity Payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options or Options Options under the Contract that prescribe the provisions under which a series of Annuity Payments are made.

Annuity Payments Payments made beginning on the Annuity Payout Date according to the provisions of the Annuity Option selected. Annuity Payments are made on the same day of each month, on a monthly, quarterly, semiannual or annual basis depending upon the Annuity Option selected.

Annuity Payout Date The date when Annuity Payments begin as elected by the Owner.

Annuity Period The period beginning on the Annuity Payout Date during which Annuity Payments are made.

Automatic Investment Program A program pursuant to which purchase payments are automatically paid from your bank account on a specified day of the month, on a monthly, quarterly, semiannual or annual basis, or a salary reduction arrangement.

Contract Date The date the Contract begins as shown in your Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contractowner or Owner The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Contract Year Each 12-month period measured from the Contract Date.

Designated Beneficiary The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Payout Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above is alive, the Owner’s Estate.

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Variable Annuity Prospectus

Fixed Interest Account An account that is part of the Company’s General Account to which you may allocate all or a portion of your Account Value to be held for accumulation at fixed rates of interest (which may not be less than 3%) declared periodically by the Company.

Funds T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price International Series, Inc. The Funds are diversified, open-end management investment companies commonly referred to as mutual funds.

General Account All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Payment Unit A unit of measure used to calculate Annuity Payments under Options 1 through 4.

Portfolio A portfolio or series of one of the Funds that serves as an investment vehicle for its corresponding Subaccount.

Purchase Payment The amounts paid to the Company as consideration for the Contract.

Separate Account The T. Rowe Price Variable Annuity Account, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Portfolio. Account Value may be allocated to Subaccounts of the Separate Account for variable accumulation.

Subaccount A division of the Separate Account of the Company which invests in a corresponding Portfolio of one of the Funds.

T. Rowe Price Variable Annuity Service Center P.O. Box 750497, Topeka, Kansas 66675-0497, 1-800-469-6587.

Valuation Date Each date on which the Separate Account is valued, which currently includes each day that the T. Rowe Price Variable Annuity Service Center and the New York Stock Exchange are both open for trading. The T. Rowe Price Variable Annuity Service Center and the New York Stock Exchange are closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value The amount you will receive upon full withdrawal of the Contract. It is equal to Account Value less any uncollected premium taxes.

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Variable Annuity Prospectus

SUMMARY

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Interest Account is briefly described under “The Fixed Interest Account” and in the Contract.

Purpose of the Contract

The flexible premium deferred variable annuity contract (the “Contract”) described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). If you are eligible, you may also purchase the Contract as an individual retirement annuity (“IRA”) qualified under Section 408, or a Roth IRA qualified under Section 408A, of the Internal Revenue Code of 1986, as amended (“Qualified Plan”). See the discussion of IRAs and Roth IRAs under “Section 408 and Section 408A.”

The Separate Account and the Funds

The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of a Portfolio, each of which has a different investment objective and policies. Each Portfolio is listed under its respective Fund below.

T. Rowe Price Equity Series, Inc.

T. Rowe Price New America Growth Portfolio
T. Rowe Price Mid-Cap Growth Portfolio2
T. Rowe Price Equity Income Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Health Sciences Portfolio
T. Rowe Price Equity Index 500 Portfolio

T. Rowe Price Fixed Income Series, Inc.

T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price Prime Reserve Portfolio

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio

You may allocate your purchase payments and Account Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Portfolio in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Fixed Interest Account

You may allocate all or part of your purchase payments and Account Value to the Fixed Interest Account, which is part of the Company’s General Account. Amounts that you allocate to the Fixed Interest Account earn interest

2
The Mid-Cap Growth Subaccount, which invests in the Mid-Cap Growth Portfolio, is currently closed. Y ou may not allocate purchase payments or exchange your Account Value to the Mid-Cap Growth Subaccount.

7

Variable Annuity Prospectus

at rates determined at the discretion of the Company and that are guaranteed to be at least an effective annual rate of 3%. See “The Fixed Interest Account.”

Purchase Payments

If you are purchasing a Contract as a Non-Qualified Plan, your initial purchase payment must be at least $10,000 ($5,000 under an Automatic Investment Program). If you are purchasing a Contract as a Qualified Plan, your initial purchase payment must be at least $2,000 ($25 under an Automatic Investment Program). Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $1,000 ($200 under an Automatic Investment Program) for a Non-Qualified Plan or $500 ($25 under an Automatic Investment Program) for a Qualified Plan. See “Purchase Payments.”

Contract Benefits

You may exchange Account Value among the Subaccounts and to and from the Fixed Interest Account, subject to certain restrictions as described in “The Contract,” “Annuity Payments” and “The Fixed Interest Account.”

At any time before the Annuity Payout Date, you may surrender your Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Account Value. On or after the Annuity Payout Date, you may withdraw your Account Value under Annuity Options 5 through 7 . Withdrawals of Account Value allocated to the Fixed Interest Account are subject to certain restrictions described in “The Fixed Interest Account.” See “Full and Partial Withdrawals,” “Annuity Payments” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Payout Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees Annuity Payments under the fixed Annuity Options, subject to its financial strength and claims-paying ability. See “Annuity Payments.”

Free-Look Right

You may return the Contract within the Free-Look Period, which is generally a 10-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract the amount of purchase payments allocated to the Fixed Interest Account plus the Account Value in the Subaccounts.

Some states’ laws require us to refund your purchase payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments; or (2) Account Value, plus any charges deducted from such Account Value. See “Free-Look Right.”

Charges and Deductions

The Company does not deduct a sales load from purchase payments before allocating them to your Account Value. Certain charges will be deducted in connection with the Contract as described below.

†
Mortality and Expense Risk Charge The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 0.55% of each Subaccount’s average daily net assets. The Company may also deduct this charge during the Annuity Period. See “Mortality and Expense Risk Charge.”

†
Premium Tax Charge The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Payout

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Variable Annuity Prospectus

Date or upon a full or partial withdrawal (including a systematic withdrawal) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See “Premium Tax Charge.”

†
Other Expenses Investment management fees and operating expenses of the Portfolios are paid by the Portfolios and are reflected in the net asset value of their shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the summary prospectus or prospectus for each Portfolio for more information about Portfolio expenses.

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Federal Tax Considerations

All or part of any distribution, including an actual distribution of funds such as a surrender or Annuity Payment and a pledge or assignment of a contract, is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to qualified Contracts, and distributions from certain qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See “Federal Tax Matters.”)

Tax-Free Exchanges

You can generally exchange one contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest. If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The Internal Revenue Service has ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the contract within one year of the exchange. Please see your tax advisor for further information.

Contacting the Company

You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the T. Rowe Price Variable Annuity Service Center, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-469-6587.

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Variable Annuity Prospectus

EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Table 1

Contractowner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract.
During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Contingent Deferred Sales Load	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Portfolios
Annual Maintenance Fee	None
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge	0.55%
Total Separate Account Annual Expenses	0.55%

The table below shows the minimum and maximum total operating expenses charged by the Portfolios. You will pay the expenses of the Portfolios corresponding to the Subaccounts in which you invest during the time that you own the Contract. More details concerning each Portfolio’s fees and expenses are contained in its prospectus.

Table 2

	Minimum	Maximum
Total Annual Portfolio Operating Expenses1	0.40%	1.05%

1
Expenses deducted from Portfolio assets include management fees, distribution fees, (12b-1) and other expenses. The maximum expenses above represent the total annual operating expenses of that Portfolio with the highest total operating expenses for the one-year period ended December 31, 2013, and the minimum expenses represent the total annual operating expenses of that Portfolio with the lowest total operating expenses for the one-year period ended December 31, 2013. Current and future total operating expenses of the Portfolios could be higher or lower than those shown in the table.

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, separate account annual expenses and Portfolio fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contract and any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Table 3

	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$163	$505	$871	$1,900

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Variable Annuity Prospectus

CONDENSED FINANCIAL INFORMATION

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ending December 31.

Table 4

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
New America Growth	2013	31.70	43.51	722,218
	2012	28.18	31.70	760,695
	2011	28.64	28.18	826,181
	2010	24.07	28.64	878,741
	2009	16.16	24.07	929,350
	2008	26.31	16.16	994,977
	2007	23.26	26.31	1,026,437
	2006	21.79	23.26	1,130,238
	2005	20.97	21.79	1,301,082
	2004	19.01	20.97	1,391,351

Mid-Cap Growth	2013	40.99	55.72	969,956
	2012	36.18	40.99	1,057,459
	2011	36.85	36.18	1,148,325
	2010	28.92	36.85	1,257,950
	2009	19.97	28.92	1,335,587
	2008	33.33	19.97	1,425,004
	2007	28.52	33.33	1,573,386
	2006	26.89	28.52	1,719,432
	2005	23.57	26.89	1,900,997
	2004	20.02	23.57	1,951,749

Equity Income	2013	38.64	49.85	1,428,427
	2012	33.17	38.64	1,492,159
	2011	33.59	33.17	1,603,989
	2010	29.37	33.59	1,751,878
	2009	23.51	29.37	1,852,568
	2008	37.00	23.51	2,102,285
	2007	36.03	37.00	2,319,434
	2006	30.45	36.03	2,393,035
	2005	29.47	30.45	2,526,376
	2004	25.78	29.47	2,526,850

Personal Strategy Balanced	2013	37.43	43.89	891,151
	2012	32.68	37.43	935,349
	2011	32.97	32.68	1,007,184
	2010	29.16	32.97	1,107,196
	2009	22.19	29.16	1,179,198
	2008	31.82	22.19	1,235,231
	2007	29.74	31.82	1,310,197
	2006	26.73	29.74	1,206,330
	2005	25.26	26.73	1,143,857
	2004	22.51	25.26	1,054,839

Blue Chip Growth	2013	12.85	18.04	827,287
	2012	10.93	12.85	820,573
	2011	10.82	10.93	859,315
	2010	9.35	10.82	927,399
	2009	6.61	9.35	953,043
	2008	11.56	6.61	1,007,012
	2007	10.31	11.56	914,995
	2006	9.46	10.31	783,748
	2005	8.98	9.46	651,249
	2004	8.30	8.98	585,332

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Variable Annuity Prospectus

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period

Health Sciences	2013	22.11	33.17	683,385
	2012	16.92	22.11	665,192
	2011	15.38	16.92	649,197
	2010	13.37	15.38	627,089
	2009	10.22	13.37	676,468
	2008	14.47	10.22	738,105
	2007	12.33	14.47	699,701
	2006	11.40	12.33	743,071
	2005	10.11	11.40	658,429
	2004	8.79	10.11	605,343

Equity Index 500	2013	12.28	16.12	655,976
	2012	10.69	12.28	673,366
	2011	10.55	10.69	587,876
	2010	9.26	10.55	648,650
	2009	7.39	9.26	671,566
	2008	11.86	7.39	667,027
	2007	11.34	11.86	671,519
	2006	9.89	11.34	685,622
	2005	9.48	9.89	645,016
	2004	8.64	9.48	507,181

Limited-Term Bond	2013	20.02	19.93	580,459
	2012	19.64	20.02	833,090
	2011	19.44	19.64	770,499
	2010	18.96	19.44	761,214
	2009	17.61	18.96	794,577
	2008	17.43	17.61	709,798
	2007	16.62	17.43	674,826
	2006	16.06	16.62	733,198
	2005	15.87	16.06	810,737
	2004	15.79	15.87	892,338

Prime Reserve	2013	14.10	14.02	564,405
	2012	14.18	14.10	651,330
	2011	14.25	14.18	857,618
	2010	14.31	14.25	914,826
	2009	14.34	14.31	1,313,168
	2008	14.04	14.34	2,076,743
	2007	13.46	14.04	1,694,178
	2006	12.94	13.46	1,327,302
	2005	12.66	12.94	923,100
	2004	12.62	12.66	760,905

International Stock	2013	20.82	23.62	954,661
	2012	17.68	20.82	1,014,972
	2011	20.39	17.68	1,109,833
	2010	17.92	20.39	1,257,070
	2009	11.82	17.92	1,398,958
	2008	23.17	11.82	1,477,861
	2007	20.62	23.17	1,526,663
	2006	17.41	20.62	1,556,912
	2005	15.08	17.41	1,464,557
	2004	13.33	15.08	1,396,845

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Variable Annuity Prospectus

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

Security Benefit Life Insurance Company

The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950, and converted to a stock life insurance company on July 31, 1998. The Company is a wholly-owned subsidiary of Security Benefit Corporation and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2013, the Company had total assets of approximately $20.7 billion.

Published Ratings

The Company may from time to time publish in advertisements, sales literature, and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account

T. Rowe Price Variable Annuity Account

The Company established the T. Rowe Price Variable Annuity Account as a separate account under Kansas law on March 28, 1994. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Contract provides that income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains, or losses in the other Subaccounts. Each

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Subaccount invests exclusively in shares of a corresponding Portfolio. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Portfolios or other securities, mutual funds, or investment vehicles. Under its contract with the underwriter, T. Rowe Price Investment Services, Inc. (“Investment Services”), the Company cannot add new Subaccounts, or substitute shares of another portfolio, without the consent of Investment Services, unless (1) such change is necessary to comply with applicable laws, (2) shares of any or all of the Portfolios should no longer be available for investment, or (3) the Company receives an opinion from counsel acceptable to Investment Services that substitution is in the best interest of Contractowners and that further investment in shares of the Portfolio(s) would cause undue risk to the Company. See “Substitution of Investments.” For more information about the underwriter, see “Distribution of the Contract.”

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

The Funds

Each Fund is a diversified, open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Portfolios. Each Portfolio pursues different investment objectives and policies.

Shares of the Portfolios currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Portfolios have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Portfolios, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other fund, even if both the Portfolio and the other fund are managed by the same adviser.

Because the Portfolios may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Portfolios also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of owners of various contracts for which the Portfolios serve as investment vehicles might at some time be in conflict. However, the Company and each Portfolio’s Board of Directors are required to monitor events in order to identify any material conflicts that arise from the use of the Portfolios for mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Portfolio(s) involved in the conflict. This might force a Portfolio to sell securities at disadvantageous prices.

A summary of the investment objective of each Portfolio is set forth below. We cannot assure that any Portfolio will achieve its objective. More detailed information is contained in the accompanying Portfolio summary prospectuses or prospectuses, including information on the risks associated with the investments and investment techniques of each Portfolio.

The Portfolio summary prospectuses or prospectuses accompany this Prospectus and should be carefully read in conjunction with this Prospectus before investing. You also may obtain summary prospectuses or prospectuses for the Underlying Funds by contacting the T. Rowe Price Variable Annuity Service Center at 1-800-469-6587

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T. Rowe Price New America Growth Portfolio

The investment objective of the New America Growth Portfolio is to seek to provide long-term capital growth by invest ing primarily in the common stocks of growth companies.

T. Rowe Price Mid-Cap Growth Portfolio3

The investment objective of the Mid-Cap Growth Portfolio is to seek to provide long-term capital appreciation by investing in mid-cap stocks with potential for above - average earnings growth.

T. Rowe Price Equity Income Portfolio

The investment objective of the Equity Income Portfolio is to seek a high level of dividend income and long-term capital growth primarily through investments in stocks.

T. Rowe Price Personal Strategy Balanced Portfolio

The investment objective of the Personal Strategy Balanced Portfolio is to seek the highest total return over time consistent with an emphasis on both capital appreciation and income.

T. Rowe Price Blue Chip Growth Portfolio

The investment objective of the Blue Chip Growth Portfolio is to seek to provide long-term capital growth . Income is a secondary objective.

T. Rowe Price Health Sciences Portfolio

The investment objective of the Health Sciences Portfolio is to seek long-term capital appreciation .

T. Rowe Price Equity Index 500 Portfolio4

The investment objective of the Equity Index 500 Portfolio is to seek to track the performance of a benchmark index that measures the investment return of large-capitalization U.S. stocks.

T. Rowe Price Limited-Term Bond Portfolio

The investment objective of the Limited-Term Bond Portfolio is to seek a high level of income consistent with moderate fluctuations in principal value by investing primarily in short- and intermediate-term bonds.

T. Rowe Price Prime Reserve Portfolio

The investment objectives of the Prime Reserve Portfolio are to seek preservation of capital, liquidity, and, consistent with these, the highest possible current income.

T. Rowe Price International Stock Portfolio

The investment objective of the International Stock Portfolio is to seek long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

The Investment Advisers

T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as Investment Adviser to each Portfolio. T. Rowe Price International Ltd (“TRP International”), a direct subsidiary of T. Rowe Price, is authorized to trade securities and make discretionary investment decisions on

3
The Mid-Cap Growth Subaccount, which invests in the Mid-Cap Growth Portfolio, is currently closed. Y ou may not allocate purchase payments or exchange your Account Value to the Mid-Cap Growth Subaccount.

4
Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by T. Rowe Price. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

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behalf of the T. Rowe Price International Stock Portfolio. TRP International’s office is located at 60 Queen Victoria Street, London EC4N 4TZ, United Kingdom. T. Rowe Price oversees the selection and management of portfolio investments for each Portfolio. T. Rowe Price and TRP International are registered with the SEC as investment advisers. TRP International is registered or licensed with the United Kingdom Financial Services Authority and other non-U.S. regulatory authorities.

The Company has developed the Contract in cooperation with Investment Services and has included the Portfolios eligible for use by variable insurance products in the T. Rowe Price family of funds based on recommendations made by Investment Services, whose selection criteria may differ from the Company’s selection criteria.

T. Rowe Price and TRP International are wholly-owned subsidiaries of T. Rowe Price Group, Inc., a publicly traded financial services holding company, and are not affiliated with the Company. Investment Services, a wholly-owned subsidiary of T. Rowe Price, also is not affiliated with the Company. The Company has no responsibility for the management or operations of the Portfolios.

Services and Administration

The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with se2, LLC . (“se2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2 provides certain business process outsourcing services with respect to the Contracts. se2 may engage other service providers to provide certain administrative functions. se2 is an affiliate of the Company.

THE CONTRACT

General

The Company issues the Contract offered by this Prospectus. It is a flexible premium deferred variable annuity. To the extent that you allocate all or a portion of your purchase payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving Annuity Payments, the Contract provides several Annuity Options under which the Company will pay periodic Annuity Payments on a variable basis, a fixed basis, or both, beginning on the Annuity Payout Date. The amount that will be available for Annuity Payments will depend on the investment performance of the Subaccounts to which you have allocated Account Value and the amount of interest credited on Account Value that you have allocated to the Fixed Interest Account.

The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase as an individual retirement annuity (“IRA”) qualified under Section 408 or a Roth IRA under Section 408A, of the Internal Revenue Code (“Qualified Plan”). You may name Joint Owners only on a Contract issued pursuant to a Non-Qualified Plan.

If you are purchasing the Contract as an investment vehicle for an IRA or Roth IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the IRA or Roth IRA itself. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options that guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts approved Contract will be issued without regard to where the application was signed.

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Important Information About Your Benefits Under the Contract

The benefits under the Contract are paid by us from our General Account assets and/or your Account Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account

Your Contract permits you to allocate Purchase Payments and Account Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Account Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account

Any guarantees under the Contract that exceed your Account Value (such as those associated with the guaranteed death benefit), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

Financial Statements

We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available without charge by writing to the T. Rowe Price Variable Annuity Service Center at P.O. Box 750497, Topeka, Kansas 66675-0497, or by calling the T. Rowe Price Variable Annuity Service Center at 1-800-469-6587. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract

If you wish to purchase a Contract, you may submit an application and an initial purchase payment to the Company, as well as any other form or information that the Company may require. The initial purchase payment may be made by check or, if you own shares of one or more mutual funds distributed by Investment Services (“T. Rowe Price Funds”), you may elect on the application to redeem shares of that fund(s) and forward the redemption proceeds to the Company. Any such transaction shall be effected by Investment Services, the distributor of the T. Rowe Price Funds and the Contract. If you redeem fund shares, it is a sale of shares for tax purposes, which may result in a taxable gain or loss. You may obtain an application by contacting the T. Rowe Price Variable Annuity Service Center. The Company reserves the right to reject an application or purchase payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

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The maximum age of an Owner or Annuitant for which a Contract will be issued is 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Purchase Payments

If you are purchasing a Contract as a Non-Qualified Plan, the minimum initial purchase payment is $10,000 ($5,000 under an Automatic Investment Program). If you are purchasing a Contract as a Qualified Plan, the minimum initial purchase payment is $2,000 ($25 under an Automatic Investment Program). Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $1,000 ($200 under an Automatic Investment Program) for Non-Qualified Plans and $500 ($25 under an Automatic Investment Program) for Qualified Plans. The Company may reduce the minimum purchase payment requirements under certain circumstances, such as for group or sponsored arrangements. The Company will not accept without prior Company approval aggregate purchase payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

The Company will apply the initial purchase payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its T. Rowe Price Variable Annuity Service Center; provided that the purchase payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such purchase payment. If the Company does not receive a complete application, the Company will hold your purchase payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the purchase payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial purchase payment or if the Company determines it cannot otherwise issue the Contract and/or apply the purchase payment to your Contract, the Company will return the initial purchase payment to you unless you consent to the Company retaining the purchase payment until the application is made complete.

The Company will credit subsequent purchase payments as of the end of the Valuation Period in which they are received by the Company at the T. Rowe Price Variable Annuity Service Center; however, subsequent purchase payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” You may make purchase payments after the initial purchase payment at any time prior to the Annuity Payout Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid under an Automatic Investment Program or, if you own shares of one or more T. Rowe Price Funds, you may direct Investment Services to redeem shares of that fund(s) and forward the redemption proceeds to the Company as a subsequent purchase payment. The initial purchase payment must be paid before the Company will accept an Automatic Investment Program. If you redeem fund shares, it is a sale of shares for tax purposes, which may result in a taxable gain or loss.

If mandated under applicable law, the Company may be required to reject a purchase payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for exchanges, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments

In an application for a Contract, you select the Subaccounts or the Fixed Interest Account to which purchase payments will be allocated. Purchase payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no purchase payment allocation is

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permitted that would result in less than 5% of any payment being allocated to any one Subaccount or the Fixed Interest Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Interest Account.

You may change the purchase payment allocation instructions by submitting a proper written request to the Company’s T. Rowe Price Variable Annuity Service Center. A proper change in allocation instructions will be effective upon receipt by the Company at the T. Rowe Price Variable Annuity Service Center and will continue in effect until you submit a change in instructions to the Company. You may make changes in your purchase payment allocation by telephone provided the proper form is properly completed, signed, and filed at the T. Rowe Price Variable Annuity Service Center. Changes in the allocation of future purchase payments have no effect on existing Account Value. You may, however, exchange Account Value among the Subaccounts and the Fixed Interest Account in the manner described in “Exchanges of Account Value.”

Dollar Cost Averaging Option

Prior to the Annuity Payout Date, you may dollar cost average your Account Value by authorizing the Company to make periodic exchanges of Account Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the exchange of Account Value from one Subaccount to one or more of the other Subaccounts. Amounts exchanged under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the exchanges are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts allocated to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts exchanged from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

You may request a Dollar Cost Averaging Request form from the T. Rowe Price Variable Annuity Service Center. On the form, you must designate whether Account Value is to be exchanged on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the exchanges will be made, the desired frequency of the exchanges, which may be on a monthly, quarterly, semiannual, or annual basis, and the length of time during which the exchanges shall continue or the total amount to be exchanged over time. The minimum amount that may be exchanged is $200 and the minimum amount that may be allocated to any one Subaccount is $25. The Company does not require that exchanges be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

To elect the Dollar Cost Averaging Option, your Account Value must be at least $5,000, ($2,000 for a Contract funding a Qualified Plan), and a Dollar Cost Averaging Request in proper form must be received by the Company at the T. Rowe Price Variable Annuity Service Center. The Company will not consider the Dollar Cost Averaging Request form to be complete until your Account Value is at least the required amount. You may not have in effect at the same time Dollar Cost Averaging and Asset Rebalancing Options.

After the Company has received a Dollar Cost Averaging Request in proper form at the T. Rowe Price Variable Annuity Service Center, the Company will exchange Account Value in the amounts you designate from the Subaccount from which exchanges are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each exchange on the date you specify or if no date is specified, on the monthly, quarterly, semiannual, or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the T. Rowe Price Variable Annuity Service Center of a Dollar Cost Averaging Request in proper form. Exchanges will be made until the total amount elected has been exchanged, or until Account Value in the Subaccount from

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which exchanges are made has been depleted. Amounts periodically exchanged under this option are not included in the six exchanges per Contract Year that generally are allowed as discussed under “Exchanges of Account Value.”

You may make changes to the option by writing to the T. Rowe Price Variable Annuity Service Center or by telephone provided the proper form has been completed, signed, and filed at the T. Rowe Price Variable Annuity Service Center. You may instruct the Company at any time to terminate the option by written request to the T. Rowe Price Variable Annuity Service Center. In that event, the Account Value in the Subaccount from which exchanges were being made that has not been exchanged will remain in that Subaccount unless you instruct us otherwise. If you wish to continue exchanging on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been exchanged, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, you must complete a new Dollar Cost Averaging Request and send it to the T. Rowe Price Variable Annuity Service Center. The Contract must meet the $5,000 ($2,000 for a Contract funding a Qualified Plan) minimum required amount of Account Value at that time. The Company requires that you wait at least one month if exchanges were made on a monthly basis, or one quarter if exchanges were made on a quarterly, semiannual or annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time provided that, as required by its contract with Investment Services, the Company first obtains the consent of Investment Services. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Rebalancing Option.

You may also dollar cost average Account Value to or from the Fixed Interest Account, subject to certain restrictions described under “The Fixed Interest Account.”

Asset Rebalancing Option

Prior to the Annuity Payout Date, you may authorize the Company to automatically exchange Account Value each quarter to maintain a particular percentage allocation among the Subaccounts. The Account Value allocated to each Subaccount will grow or decline in value at different rates during the quarter, and Asset Rebalancing automatically reallocates the Account Value in the Subaccounts each quarter to the allocation you select. Asset Rebalancing is intended to exchange Account Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you to buy low and sell high, although there can be no assurance of this. This investment method does not guarantee profits, nor does it assure that you will not have losses.

To elect this option, the Account Value must be at least $10,000 ($2,000 for a Contract funding a Qualified Plan) and an Asset Rebalancing Request in proper form must be received by the Company at the T. Rowe Price Variable Annuity Service Center. You may not have in effect at the same time Dollar Cost Averaging and Asset Rebalancing Options. An Asset Rebalancing Request form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Account Value to be allocated to each Subaccount. If the Asset Rebalancing Option is elected, all Account Value allocated to the Subaccounts must be included in the Asset Rebalancing Option.

Upon receipt of the Asset Rebalancing Request form, the Company will effect an exchange among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will exchange Account Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Rebalancing Request in proper form. The amounts exchanged will be credited at the price of the Subaccount as of the end of the Valuation Date on which the exchange is effected. Amounts periodically exchanged under this option are not included in the six exchanges per Contract Year that generally are allowed as discussed under “Exchanges of Account Value.”

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Variable Annuity Prospectus

You may make changes to the option by writing to the Company’s T. Rowe Price Variable Annuity Service Center or by telephone provided the proper form has been completed, signed, and filed at the Company’s T. Rowe Price Variable Annuity Service Center. You may instruct the Company at any time to terminate this option by written request to the T. Rowe Price Variable Annuity Service Center. This option will terminate automatically in the event that you exchange Account Value outside the Asset Rebalancing Option by written request or telephone instructions. In either event, the Account Value in the Subaccounts that has not been exchanged will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Rebalancing after it has been canceled, you must complete a new Asset Rebalancing Request form and send it to the T. Rowe Price Variable Annuity Service Center. The Account Value at the time the request is made must be at least $10,000 ($2,000 for a Contract funding a Qualified Plan). The Company may discontinue, modify, or suspend the Asset Rebalancing Option at any time provided that, as required by its contract with Investment Services, the Company first obtains the consent of Investment Services. The Company does not currently charge a fee for this option. If you elect the Asset Rebalancing Option, you also may elect the Dollar Cost Averaging Option.

Account Value allocated to the Fixed Interest Account may be included in Asset Rebalancing option, subject to certain restrictions described under “The Fixed Interest Account.”

Exchanges of Account Value

You may exchange Account Value among the Subaccounts upon proper written request to the T. Rowe Price Variable Annuity Service Center both before and after the Annuity Payout Date. You may exchange Account Value (other than exchanges in connection with the Dollar Cost Averaging or Asset Rebalancing Options) by telephone if the proper form has been completed, signed, and filed at the T. Rowe Price Variable Annuity Service Center. Up to six exchanges are allowed in any Contract Year. The minimum exchange amount is $500 ($200 under the Dollar Cost Averaging Option), or the amount remaining in a given Subaccount. The minimum exchange amount does not apply to exchanges under the Dollar Cost Averaging or Asset Rebalancing Options.

The Company generally effects exchanges between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the exchange request is received; however, exchange requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

You may also exchange Account Value to the Fixed Interest Account; however, exchanges from the Fixed Interest Account to the Subaccounts are restricted as described under “The Fixed Interest Account.” The Company does not assess an exchange fee on exchanges. For a discussion of exchanges after the Annuity Payout Date, see “Annuity Payments.”

Frequent Exchange Restrictions

The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed exchanges, frequent exchanges or exchanges that are large in relation to the total assets of the Portfolios. These kinds of strategies and exchange activities may disrupt portfolio management of the Portfolios in which the Subaccounts invest (such as requiring the Portfolios to maintain a high level of cash or causing the Portfolios to liquidate investments prematurely to pay withdrawals), hurt Portfolio performance, and drive Portfolio expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Portfolios, the risk exists that the Portfolios may suffer harm from programmed, frequent, or large exchanges among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Portfolios, Owners with Account Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

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The Company has in place policies and procedures designed to restrict exchanges if we determine that you are engaging in a pattern of exchanges that is disruptive to the Portfolios or potentially disadvantageous to other Owners with Account Value allocated to the applicable Subaccount. Pursuant to those procedures, if you make an exchange from any Subaccount other than the T. Rowe Price Prime Reserve Subaccount, then you may not make an exchange to that same Subaccount for a period of 30 calendar days. The calendar day after the date of the exchange out of the particular Subaccount is considered day 1 for the purpose of computing the period before an exchange to the same Subaccount may be made. This restriction does not apply to exchanges made pursuant to the Dollar Cost Averaging and Asset Rebalancing Options.

In addition, regardless of the number of previous exchanges an Owner has made during the Contract Year, an exchange may be restricted if we determine that it would be disruptive to the Portfolio or potentially disadvantageous to other Owners with Account Value allocated to the applicable Subaccount. In making this determination, we consider, among other things, the following factors:

†	The total dollar amount being exchanged;

†	The number of exchanges you made within the previous three months;

†	Exchanges to and from (or from and to) the same Subaccount;

†	Whether your exchanges appear to follow a pattern designed to take advantage of short-term market fluctuations; and

†	Whether your exchanges appear to be part of a group of exchanges made by a third party on behalf of the individual Owners in the group.

If the Company determines that your exchange patterns among the Subaccounts are disruptive to the Portfolios or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone exchanges or other electronic exchanges and instead requiring that you submit exchange requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants.

In addition to the Company’s own frequent exchange procedures, the Portfolios may have adopted their own policies and procedures with respect to frequent exchanges of their respective shares, and the Company reserves the right to enforce these policies and procedures. The summary prospectuses or prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Portfolios have reserved the right to temporarily or permanently refuse payments or exchange requests from the Company if, in the judgment of the Portfolio’s manager, the Portfolio would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Portfolios’ frequent exchange policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates the Company to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or exchanges by specific Owners who violate the frequent exchange policies established by the Portfolio.

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Variable Annuity Prospectus

Managers of the Portfolios may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful exchange. If the Company reverses a potentially harmful exchange, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original exchange was effected, and the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject an exchange request at any time that the Company is unable to purchase or redeem shares of any of the Portfolios because of any refusal or restriction on purchases or redemptions of their shares as a result of the Portfolio’s policies and procedures on market timing activities or other potentially abusive exchanges. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Portfolios in the future. You should read the prospectuses of the Portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large exchanges that may adversely affect other Owners or Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on exchanges). The Company may change its parameters to monitor for factors other than the period of time between exchanges into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate exchanges made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company does not include exchanges made pursuant to Dollar Cost Averaging and Asset Rebalancing Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Portfolios that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent exchanges.

Contractowners seeking to engage in programmed, frequent, or large exchange activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such exchange activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful exchanges. Furthermore, the identification of Owners determined to be engaged in exchange activity that may adversely affect other Owners or Portfolio shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Portfolios, the Company cannot guarantee that the Portfolios will not suffer harm from programmed, frequent, or large exchanges among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Because the Company cannot guarantee that it can restrict or deter all harmful exchange activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Portfolios and potentially lower Portfolio performance and higher Portfolio expenses. In addition, there is a risk that the Company will not detect harmful exchange activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful exchange

23

Variable Annuity Prospectus

activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Portfolios, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Account Value

The Account Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Interest Account. Account Value is determined as of any Valuation Date during the Accumulation Period and during the Annuity Period under Annuity Options 5 through 7.

On each Valuation Date, the amount of Account Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Account Value.” Account Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Account Value allocated to the Subaccounts.

Determination of Account Value

Your Account Value will vary to a degree that depends upon several factors, including

†	Investment performance of the Subaccounts to which you have allocated Account Value,

†	Interest credited to the Fixed Interest Account,

†	Payment of purchase payments,

†	Full and partial withdrawals (including systematic withdrawals),

†	Annuity payments under Options 5 through 7, and

†	Charges assessed in connection with the Contract.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Portfolios. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Portfolio and any dividends or distributions declared by the Portfolio. Any dividends or distributions from any Portfolio will be automatically reinvested in shares of the same Portfolio, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of a Contractowner’s interest in a Subaccount. When you allocate purchase payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the purchase payment is credited.

In addition, other transactions such as full or partial withdrawals (including systematic withdrawals), exchanges, Annuity Payments under Options 5 through 7 and assessment of premium taxes against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

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Variable Annuity Prospectus

The number of Accumulation Units credited to a Contract will not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Portfolio, (2) any dividends or distributions paid by the Portfolio, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, and (4) the mortality and expense risk charge under the Contract.

Cut-Off Times

Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the “cut-off time”). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include exchanges, full and partial withdrawals (including systematic withdrawals), death benefit payments, and purchase payments.

Full and Partial Withdrawals

An Owner may make a partial withdrawal of Account Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Account Value at any time while the Owner is living, and before the Annuity Payout Date, subject to restrictions on partial withdrawals of Account Value from the Fixed Interest Account and limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Payout Date are permitted only under Annuity Options 5 through 7 . See “Annuity Payments” for a discussion of withdrawals after the Annuity Payout Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper written request is received by the Company at the T. Rowe Price Variable Annuity Service Center; however, if a withdrawal request is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable. You may direct Investment Services to apply the proceeds of a full or partial withdrawal to the purchase of shares of one or more of the T. Rowe Price Funds by so indicating in your written withdrawal request.

The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value generally is equal to the Account Value as of the end of the Valuation Period during which a proper withdrawal request is received by the Company at the T. Rowe Price Variable Annuity Service Center, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Premium Tax Charge.”

You may request a partial withdrawal for a specified percentage or dollar amount of Account Value. Each partial withdrawal (including a systematic withdrawal) must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request provided there is sufficient Account Value to meet the request. Upon payment, your Account Value will be reduced by an amount equal to the payment and any premium tax charge. See “Premium Tax Charge.”

If a partial withdrawal (other than a systematic withdrawal) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to terminate the

25

Variable Annuity Prospectus

Contract and pay the Account Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.

The Company will deduct the amount of a partial withdrawal from the Account Value in the Subaccounts and the Fixed Interest Account, according to the Owner’s instructions to the Company, subject to the restrictions on partial withdrawals from the Fixed Interest Account. See “The Fixed Interest Account.” If you do not specify the allocation, the Company will contact you for instructions, and will effect the withdrawal as of the end of the Valuation Period in which such instructions are obtained. A full or partial withdrawal, including a systematic withdrawal, may be subject to a premium tax charge to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Premium Tax Charge.”

A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see “Restrictions on Withdrawals from Qualified Plans.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

Systematic Withdrawals

The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Payout Date by sending a properly completed Systematic Withdrawal Request form to the T. Rowe Price Variable Annuity Service Center. Systematic withdrawals are available only prior to the Annuity Payout Date. You may direct Investment Services to apply the proceeds of a systematic withdrawal to the purchase of shares of one or more of the T. Rowe Price Funds by so indicating on the Systematic Withdrawal Request form. An Owner may designate the systematic withdrawal amount as a percentage of Account Value allocated to the Subaccounts and/or Fixed Interest Account, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual, or annual. The Owner may stop or modify systematic withdrawals upon proper written request to the T. Rowe Price Variable Annuity Service Center at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100. Upon payment, your Account Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax.

If an Owner is enrolled in the Dollar Cost Averaging or Asset Rebalancing Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Rebalancing Options.

In no event will payment of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal $0.

The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Account Value in the Subaccounts and the Fixed Interest Account based on your instructions.

The Company may, at any time, discontinue, modify, or suspend systematic withdrawals provided that, as required by its contract with Investment Services, the Company first obtains the consent of Investment Services.

26

Variable Annuity Prospectus

Systematic withdrawals from Account Value allocated to the Fixed Interest Account must provide for payments over a period of not less than 36 months as described under “The Fixed Interest Account.” You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”

Free-Look Right

You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase payments received during the Free-Look Period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you purchase payments allocated to the Fixed Interest Account. The Company will also refund any Account Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract.

Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments; or (2) Account Value, plus any charges deducted from such Account Value.

Death Benefit

You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If the Owner dies prior to the Annuity Payout Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Payout Date and instructions regarding payment, and the amount of the death benefit is based on the age of the oldest Annuitant on the date the Contract was issued. If the death of the Owner occurs on or after the Annuity Payout Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”

The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If the age of each Owner (or Annuitant, if the Owner is not a natural person) was 75 or younger on the Contract Date and an Owner dies prior to the Annuity Payout Date while this Contract is in force, the amount of the death benefit will be the greatest of:

1.	The Account Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company at the T. Rowe Price Variable Annuity Service Center,

2.	The sum of all purchase payments, less any reductions caused by previous withdrawals (including systematic withdrawals), or

3.	The stepped-up death benefit.

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Variable Annuity Prospectus

The stepped-up death benefit is:

†	the highest death benefit on any annual Contract anniversary that is both an exact multiple of five and occurs prior to the oldest Owner attaining age 76, plus

†	any purchase payments made since the applicable fifth annual Contract anniversary, less

†	any withdrawals (including systematic withdrawals) since the applicable anniversary.

If an Owner dies prior to the Annuity Payout Date and the Contract was issued to the Owner after age 75 (or the Annuitant was older than age 75 if the Owner is not a natural person), the amount of the death benefit will be the Account Value as of the end of the Valuation Period in which due proof of death and instructions regarding payment are received by the Company at the T. Rowe Price Variable Annuity Service Center.

The death benefit for Contracts issued in Florida is different than the death benefit described above. For Contracts issued in Florida, the death benefit, regardless of age at issue, is the greater of:

1.	The Account Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company at the T. Rowe Price Variable Annuity Service Center, or

2.	The sum of all purchase payments, less any reductions caused by previous withdrawals (including systematic withdrawals).

The Company will pay the death benefit proceeds to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive Annuity Payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Designated Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.

Please note that any death benefit payment we make in excess of Account Value is subject to our financial strength and claims-paying ability.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Payout Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing or other approved means at our Administrative Office.

Distribution Requirements

For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earlier of the spouse’s death or the Annuity Payout Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Account Value will not be adjusted to reflect

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Variable Annuity Prospectus

the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax advisor for more information on this subject.

For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving Annuity Payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

Death of the Annuitant

If the Annuitant dies prior to the Annuity Payout Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant on or after the Annuity Payout Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death. See “Annuity Options.”

CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charge

The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contract. The charge is equal to an annual rate of 0.55% of each Subaccount’s average daily net assets. This charge is also deducted during the Annuity Period. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that Annuity Payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity

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Variable Annuity Prospectus

Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately realize a profit from the mortality and expense risk charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including any promotional, distribution, and administrative expenses, and compensation paid by the Company to Investment Services or an affiliate thereof. Until August 2003, the Company paid Investment Services at the annual rate of 0.10% of each Subaccount’s average daily net assets for administrative services.

Premium Tax Charge

Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Payout Date, upon full or partial withdrawal (including a systematic withdrawal), or upon payment of the death benefit, if premium taxes are incurred at that time and are not refundable. Currently, in Maine and Wyoming, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

Other Charges

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Fund Expenses

Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Portfolio. Each Portfolio’s net asset value reflects the investment management fee and other expenses that are deducted from the assets of the Portfolio. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Portfolio. As a result, you indirectly bear a pro rata portion of such fees and expenses. The management fees and other expenses, if any, which are more fully described in each Portfolio’s summary prospectus or prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year. The Company bears no responsibility for such fees and expenses.

ANNUITY PAYMENTS

General

You may select the Annuity Payout Date at the time of application. The Contract provides that you may not defer the Annuity Payout Date beyond the Annuitant’s 90th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start Annuity Payments at an earlier age. If you do not select an Annuity Payout Date, the Annuity Payout Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, Annuity Payments will not begin until you make a selection, and the Company will not enforce the Contract provision, which provides that you may not defer the Annuity Payout Date beyond the Annuitant’s 90th birthday. See “Selection of an Option.” If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Payout Date.

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Variable Annuity Prospectus

A letter will be sent to the Owner on the proposed Annuity Payout Date requesting that the Owner confirm this date or select a new date.

On the Annuity Payout Date, the Account Value as of that date, less any premium taxes, will be applied to provide an annuity under one of the Options described below. Each Option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity for use with the Fixed Interest Account. A combination variable and fixed annuity is also available under Options 5 through 7. Your payment choices for each Annuity Option are set forth in the table below.

Table 6

Annuity Option	Variable Annuity	Fixed Annuity	Combination Variable and Fixed Annuity
Option 1 – Life Income	X	X
Option 2 – Life Income with Period Certain	X	X
Option 3 – Life Income with Installment Refund	X	X
Option 4 – Joint and Last Survivor	X	X
Option 5 – Payments for a Specified Period	X	X	X
Option 6 – Payments of a Specified Amount	X	X	X
Option 7 – Age Recalculation	X	X	X

Variable Annuity Payments will fluctuate with the investment performance of the applicable Subaccounts while fixed Annuity Payments will not. Unless you direct otherwise, proceeds derived from Account Value allocated to the Subaccounts will be applied to purchase a variable annuity and proceeds derived from Account Value allocated to the Fixed Interest Account will be applied to purchase a fixed annuity. The proceeds under the Contract will be equal to your Account Value in the Subaccounts and the Fixed Interest Account as of the Annuity Payout Date, reduced by any applicable premium taxes.

You may elect to receive Annuity Payments on a monthly, quarterly, semiannual, or annual basis. No Annuity Payments will be made for less than $100. You may direct Investment Services to apply the proceeds of an Annuity Payment to the purchase of shares of one or more of the T. Rowe Price Funds by submitting a written request to the T. Rowe Price Variable Annuity Service Center. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

You may designate or change an Annuity Payout Date, Annuity Option, or Annuitant, provided proper written notice is received at the T. Rowe Price Variable Annuity Service Center at least 30 days prior to the Annuity Payout Date set forth in the Contract. The date selected as the new Annuity Payout Date must be at least 30 days after the date written notice requesting a change of Annuity Payout Date is received at the T. Rowe Price Variable Annuity Service Center.

Exchanges and Withdrawals

During the Annuity Period, you may exchange Account Value or Payment Units among the Subaccounts upon proper written request to the T. Rowe Price Variable Annuity Service Center. Up to six exchanges are allowed in any Contract Year. Exchanges of Account Value or Payment Units during the Annuity Period will result in future Annuity Payments based upon the performance of the Subaccounts to which the exchange is made.

The Owner may exchange Payment Units under Options 1 through 4 and may exchange Account Value among the Subaccounts and the Fixed Interest Account under Options 5 through 7, subject to the restrictions

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Variable Annuity Prospectus

on exchanges from the Fixed Interest Account described under the “Fixed Interest Account.” The minimum amount of Account Value that may be exchanged is $500 or, if less, the amount remaining in the Fixed Interest Account or Subaccount.

Once Annuity Payments have commenced under Options 1 through 4, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals (including systematic withdrawals) or surrender his or her annuity for the Withdrawal Value. Under Annuity Options 5 through 7, an Owner may make full or partial withdrawals of Account Value (other than systematic withdrawals), subject to any applicable premium tax charge and the restrictions on withdrawals from the Fixed Interest Account. Partial withdrawals during the Annuity Period will reduce the amount of future Annuity Payments.

Annuity Options

The Contract provides for seven Annuity Options. The Company may make other Annuity Options available upon request at the discretion of the Company. If no Annuity Option has been selected, the Contract provides that Annuity Payments will be made to the Annuitant under Option 2 which shall be an annuity payable monthly during the lifetime of the Annuitant with payments guaranteed to be made for 10 years. The Company, however, will not begin Annuity Payments under any Annuity Option until the Owner has contacted the Company with specific instructions that reconfirm the Annuity Option and Annuity Payout Date set forth in the Contract. Please note that any amount the Company guarantees under an Annuity Option is subject to the Company’s financial strength and claims-paying ability. The Annuity Options are set forth below.

Option 1 - Life Income Periodic Annuity Payments will be made during the lifetime of the Annuitant. It is possible under this Option for an Annuitant to receive only one Annuity Payment if the Annuitant’s death occurred prior to the due date of the second Annuity Payment, two if death occurred prior to the due date of the third Annuity Payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

Option 2 - Life Income with Period Certain of 5, 10, 15, or 20 Years Periodic Annuity Payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15, or 20 years, as elected by the Owner, Annuity Payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further Annuity Payments will be made.

Option 3 - Life Income with Installment or Unit Refund Option Periodic Annuity Payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, Annuity Payments will be continued to the Designated Beneficiary until that number of Annuity Payments has been made.

Option 4 - Joint and Last Survivor Annuity Payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed Annuity Payments, the amount of the Annuity Payment and, with respect to variable Annuity Payments, the number of Payment Units used to determine the Annuity Payment, is reduced as of the first Annuity Payment following the Annuitant’s death. It is possible under this Option for only one Annuity Payment to be made if both Annuitants died prior to the second Annuity Payment due date, two if both died prior to the third Annuity Payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

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Variable Annuity Prospectus

Option 5 - Payments for Specified Period Periodic Annuity Payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each Annuity Payment is determined by dividing Account Value by the number of Annuity Payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.

Option 6 - Payments of a Specified Amount Periodic Annuity Payments of the amount elected by the Owner will be made until Account Value is exhausted, with the guarantee that, if, at the death of the Annuitant, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. This Option is available only for Contracts issued in connection with Non-Qualified Plans.

Option 7 - Age Recalculation Periodic Annuity Payments will be made based upon the Annuitant’s life expectancy, or the joint life expectancy of the Annuitant and a beneficiary, at the Annuitant’s attained age (and the beneficiary’s attained or adjusted age, if applicable) each year. The payments are computed by reference to government actuarial tables and are made until Account Value is exhausted. Upon the Annuitant’s death, any Account Value will be paid to the Designated Beneficiary.

Selection of an Option

You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting Annuity Payments and other matters. For instance, Qualified Plans generally require that Annuity Payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of Annuity Payments under Annuity Options (other than life income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than 10 years younger than the Annuitant.

The Company does not allow the Annuity Payout Date to be deferred beyond the Annuitant’s 90th birthday.

Annuity Payments

Annuity Payments under Options 1 through 4 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 the annuity rates will vary based upon the age and sex of the Annuitant, except that unisex rates are used where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Payout Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table projected for mortality improvement for 45 years using projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. See the table below for the basis of annuity rates. In the case of Options 5, 6 and 7, Annuity Payments are based upon Account Value without regard to annuity rates.

Basis of Annuity Rates

Options 1-4
Assumed Interest Rate
Mortality Table 1983(a) projected for mortality improvement using projection scale G

The Company calculates variable Annuity Payments under Options 1 through 4 using Payment Units. The value of a Payment Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00.

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Variable Annuity Prospectus

The Payment Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Payment Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Portfolio; (2) any dividends or distributions paid by the corresponding Portfolio; (3) the mortality and expense risk charge; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Payment Units used to calculate each variable Annuity Payment as of the Annuity Payout Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4 for each $1,000 applied to the Annuity Option. The Account Value as of the Annuity Payout Date, less any applicable premium taxes, is divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial Annuity Payment for a variable annuity and the guaranteed monthly Annuity Payment for a fixed annuity.

On the Annuity Payout Date, the Company divides the initial variable Annuity Payment by the value as of that date of the Payment Unit for the applicable Subaccount to determine the number of Payment Units to be used in calculating subsequent Annuity Payments. If variable Annuity Payments are allocated to more than one Subaccount, the number of Payment Units will be determined by dividing the portion of the initial variable Annuity Payment allocated to a Subaccount by the value of that Subaccount’s Payment Unit as of the Annuity Payout Date. The initial variable Annuity Payment is allocated to the Subaccounts in the same proportion as the Account Value is allocated as of the Annuity Payout Date. The number of Payment Units will remain constant for subsequent Annuity Payments, unless the Owner exchanges Payment Units among Subaccounts.

Subsequent variable Annuity Payments are calculated by multiplying the number of Payment Units allocated to a Subaccount by the value of the Payment Unit as of the date of the Annuity Payment. If the Annuity Payment is allocated to more than one Subaccount, the Annuity Payment is equal to the sum of the payment amount determined for each Subaccount.

Assumed Interest Rate

As discussed above, the annuity rates for Options 1 through 4 are based upon an assumed interest rate of 3.5%, compounded annually. Variable Annuity Payments generally increase or decrease from one Annuity Payment date to the next based upon the net performance (returns after fees and expenses) of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the net performance of the Subaccount selected is equal to the assumed interest rate, the Annuity Payments will remain constant. If the net performance of the Subaccounts is greater than the assumed interest rate, the Annuity Payments will increase and if it is less than the assumed interest rate, the Annuity Payments will decline. A higher assumed interest rate, for example 5%, would mean a higher initial Annuity Payment but the amount of the Annuity Payment would increase more slowly in a rising market (or the amount of the Annuity Payment would decline more rapidly in a declining market). A lower assumed interest rate, for example 3.5%, would have the opposite effect.

THE FIXED INTEREST ACCOUNT

You may allocate all or a portion of your purchase payments, and exchange Account Value, to the Fixed Interest Account. Amounts allocated to the Fixed Interest Account become part of the Company’s General Account, which supports the Company’s insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Interest Account have not been registered as securities under the Securities Act of 1933 (the “1933 Act”) and the Fixed Interest Account has not been registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Accordingly, neither the

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Variable Annuity Prospectus

Fixed Interest Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Interest Account. The disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of the Contract involving the Separate Account and contains only selected information regarding the Fixed Interest Account. For more information regarding the Fixed Interest Account, see “The Contract.”

Amounts allocated to the Fixed Interest Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account. Please note that any amounts the Company guarantees in connection with the Fixed Interest Account are subject to its financial strength and claims-paying ability.

As discussed below, there are significant limits on your ability to exchange or withdraw Account Value form the Fixed Interest Account.  You should carefully consider whether the Fixed Interest Account meets your investment needs.

Interest

Account Value allocated to the Fixed Interest Account earns interest at a fixed rate or rates that are paid by the Company. The Account Value in the Fixed Interest Account earns interest at an interest rate that is guaranteed to be at least a specified minimum (“Guaranteed Rate”). The Guaranteed Rate accrues daily and is an annual effective rate of 3%. Such interest will be paid regardless of the actual investment experience of the Company’s General Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate (“Current Rate”) that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Account Value in the Fixed Interest Rate may not exceed the Guaranteed Rate.

Account Value allocated or exchanged to the Fixed Interest Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Account Value is allocated or exchanged to the Fixed Interest Account). The Current Rate paid on any such portion of Account Value allocated or exchanged to the Fixed Interest Account will be guaranteed for rolling periods of one or more years (each a “Guarantee Period”). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Account Value, which will earn interest at the Current Rate, if any, declared by the Company on the first day of the new Guarantee Period.

Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Account Value allocated or exchanged to the Fixed Interest Account at one point in time may be credited with a different Current Rate than amounts allocated or exchanged to the Fixed Interest Account at another point in time. For example, amounts allocated to the Fixed Interest Account in June may be credited with a different Current Rate than amounts allocated to the Fixed Interest Account in July. In addition, if Guarantee Periods of different durations are offered, Account Value allocated or exchanged to the Fixed Interest Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or exchanged to the Fixed Interest Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Account Value in the Fixed Interest Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or exchanged to the Fixed Interest Account and the duration of the Guarantee Period. The Company bears the investment risk for the Account Value

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Variable Annuity Prospectus

allocated to the Fixed Interest Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Interest Account.

For purposes of determining the interest rates to be credited on Account Value in the Fixed Interest Account, withdrawals or exchanges from the Fixed Interest Account will be deemed to be taken in the following order: (1) from any portion of Account Value allocated to the Fixed Interest Account for which the Guarantee Period expires during the calendar month in which the withdrawal or exchange is effected; (2) then in the order beginning with that portion of such Account Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about exchanges and withdrawals from the Fixed Interest Account, see “Exchanges and Withdrawals” below.

If permitted by your Contract, the Company may discontinue accepting purchase payments or exchanges into the Fixed Interest Account at any time.

Death Benefit

The death benefit under the Contract will be determined in the same fashion for a Contract that has Account Value in the Fixed Interest Account as for a Contract that has Account Value allocated to the Subaccounts. See “Death Benefit.”

Contract Charges

Premium taxes will be the same for Contractowners who allocate purchase payments or exchange Account Value to the Fixed Interest Account as for those who allocate purchase payments or exchange Account Value to the Subaccounts. The charge for mortality and expense risks will not be assessed against the Fixed Interest Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Interest Account. In addition, you will not pay directly or indirectly the investment management fees and operating expenses of the Portfolios to the extent Account Value is allocated to the Fixed Interest Account; however, you also will not participate in the investment experience of the Subaccounts.

Exchanges and Withdrawals

You may exchange amounts from the Subaccounts to the Fixed Interest Account and from the Fixed Interest Account to the Subaccounts, subject to the following limitations. Exchanges from the Fixed Interest Account are allowed only (1) from Account Value, the Guarantee Period of which expires during the calendar month in which the exchange is effected, (2) pursuant to the Dollar Cost Averaging Option provided that such exchanges are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Rebalancing Option, provided that upon receipt of the Asset Rebalancing Request, Account Value is allocated among the Fixed Interest Account and the Subaccounts in the percentages selected by the Contractowner without violating the restrictions on exchanges from the Fixed Interest Account set forth in (1) above. Accordingly, if you desire to implement the Asset Rebalancing Option, you should do so at a time when Account Value may be exchanged from the Fixed Interest Account to the Subaccounts in the percentages selected by the Contractowner without violating the restrictions on exchanges from the Fixed Interest Account. Once you implement an Asset Rebalancing Option, the restrictions on exchanges will not apply to exchanges made pursuant to the Option.

Currently, the Company will allow Contractowners to make an exchange from the Fixed Interest Account at times other than the calendar month in which the Guarantee Period expires if a Contractowner requests a waiver of the limitation on exchanges from the Fixed Interest Account by calling or writing the T. Rowe Price Variable Annuity Service Center. The Company may discontinue such waivers at any time.

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Variable Annuity Prospectus

Up to six exchanges are allowed in any Contract Year and exchanges pursuant to the Dollar Cost Averaging and Asset Rebalancing Options are not included in the six exchanges allowed per Contract Year. The minimum amount that you may exchange from the Fixed Interest Account to the Subaccounts is the lesser of (i) $500 ($200 under the Dollar Cost Averaging Option) or (ii) the amount remaining in the Fixed Interest Account. The Company reserves the right to waive or limit the number of exchanges permitted each Contract Year, to suspend exchanges, to limit the amount that may be subject to exchanges and the amount remaining in an account after an exchange, and to impose conditions on the right to exchange.

If Account Value is being exchanged from the Fixed Interest Account pursuant to the Dollar Cost Averaging or Asset Rebalancing Option or withdrawn from the Fixed Interest Account pursuant to systematic withdrawals, any purchase payment allocated to, or Account Value exchanged to or from, the Fixed Interest Account will automatically terminate such Dollar Cost Averaging or Asset Rebalancing Option or systematic withdrawals, and any withdrawal from the Fixed Interest Account or the Subaccounts will automatically terminate the Asset Rebalancing Option. In the event of automatic termination of any of the foregoing options, the Company shall so notify the Contractowner, and the Contractowner may reestablish Dollar Cost Averaging, Asset Rebalancing, or systematic withdrawals by sending a written request to the Company, provided that the Owner’s Account Value at that time meets any minimum amount required for the Dollar Cost Averaging or Asset Rebalancing Option.

You may also make full withdrawals to the same extent as if you had allocated Account Value to the Subaccounts. A Contractowner may make a partial withdrawal from the Fixed Interest Account only (1) from Account Value, the Guarantee Period of which expires during the calendar month in which the partial withdrawal is effected, (2) pursuant to systematic withdrawals, and (3) once per Contract Year in an amount up to the greater of $5,000 or 10% of Account Value allocated to the Fixed Interest Account at the time of the partial withdrawal. Systematic withdrawals from Account Value allocated to the Fixed Interest Account must provide for payments over a period of not less than 36 months. See “Full and Partial Withdrawals” and “Systematic Withdrawals.”

Payments from the Fixed Interest Account

As required by most states, the Company reserves the right to delay any full and partial withdrawals (including systematic withdrawals) and exchanges from the Fixed Interest Account for up to six months after a written request in proper form is received at the T. Rowe Price Variable Annuity Service Center. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Interest Account. The Company does not expect to delay payments from the Fixed Interest Account and will notify you if there will be a delay.

MORE ABOUT THE CONTRACT

Ownership

The Contractowner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Contractowner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person, such as a trust or corporation, referred to herein as “Non-Natural Persons.” See “Federal Tax Matters.”

Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan.

Designation and Change of Beneficiary

The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Payout Date. The Designated Beneficiary is the first person

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Variable Annuity Prospectus

on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner, the Joint Owner, the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Payout Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Contractowner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at the T. Rowe Price Variable Annuity Service Center. The change will not be binding on the Company until it is received and recorded at the T. Rowe Price Variable Annuity Service Center. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without the Beneficiary’s consent.

Dividends

The Contract is eligible to share in the surplus earnings of the Company. However, the current dividend scale is zero, and the Company does not anticipate that dividends will be paid.

Payments from the Separate Account

The Company will pay any full or partial withdrawal (including a systematic withdrawal) or death benefit proceeds from Account Value allocated to the Subaccounts, and will exchange Account Value between Subaccounts or from a Subaccount to the Fixed Interest Account, within seven days after a proper request is received at the T. Rowe Price Variable Annuity Service Center. However, the Company can postpone the payment of such a payment or exchange of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

†	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

†	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

†
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

†	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal (including a systematic withdrawal) until all of your purchase payment checks have been honored by your bank.

If, pursuant to SEC rules, the T. Rowe Price Prime Reserve Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the T. Rowe Price Prime Reserve Subaccount until the Fund is liquidated.

Proof of Age and Survival

The Company may require proof of age or survival of any person on whose life Annuity Payments depend.

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Variable Annuity Prospectus

Misstatements

If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Account Value would have provided for the correct age or sex (unless unisex rates apply).

FEDERAL TAX MATTERS

Introduction

The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, you should consult a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of Annuity Payments under a Contract, or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Tax Status of the Company and the Separate Account

General

The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

Charge for the Company’s Taxes

A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts, or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

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Variable Annuity Prospectus

Diversification Standards

Each of the Portfolios will be required to adhere to regulations issued by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of a Portfolio may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Portfolios, intends to comply with the diversification requirements of Section 817(h).

Owner Control

In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contractowner’s gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example in the present case, the Contractowner has additional flexibility in allocating purchase payments and Account Values than in the cases described in the rulings. While the Company does not think that such will be the case, these differences could result in a Contractowner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent a Contractowner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Portfolios will be able to operate as currently described in the Prospectus, or that the Funds will not have to change any Portfolio’s investment objective or investment policies.

Income Taxation of Annuities in General-Non-Qualified Plans

Section 72 of the Code governs the taxation of annuities. In general, a Contractowner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

†
Surrenders or Withdrawals Prior to the Annuity Payout Date Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Payout Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of purchase payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract.

†
Surrenders or Withdrawals on or after the Annuity Payout Date Upon a complete surrender, the amount received is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

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Variable Annuity Prospectus

†
Annuity Payments For fixed Annuity Payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable Annuity Payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of Annuity Payments to date equals the investment in the Contract, the balance of the Annuity Payments will be fully taxable.

†
Penalty Tax on Certain Surrenders and Withdrawals With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is generally imposed equal to 10% of the portion of such amount which is includible in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

†
Partial Annuitization Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Additional Considerations

†
Distribution-at-Death Rules In order to be treated as an annuity contract, a Contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Payout Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Payout Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

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Variable Annuity Prospectus

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.

†
Gift of Annuity Contracts Generally, gifts of non-tax qualified Contracts prior to the Annuity Payout Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

†
Contracts Owned by Non-Natural Persons If the Contract is held by a non-natural person (for example, a corporation), the income on that Contract (generally the increase in net surrender value less the purchase payments) is includible in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

†
Multiple Contract Rule For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includible in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same Contractowner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Payout Date, such as a partial withdrawal, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Payout Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, Annuity Payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.

†
Transfers, Assignments, or Exchanges of a Contract A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, the selection of certain Annuity Payout Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

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Variable Annuity Prospectus

†
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Qualified Plans

The Contract may be used as a Qualified Plan that meets the requirements of an individual retirement annuity (“IRA”) under Section 408 of the Code, or a Roth IRA under Section 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract as a Qualified Plan. A Qualified Plan may permit the purchase of the Contract to accumulate retirement savings under the plan. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Contractowners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith.

The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Contractowners, Annuitants, and Designated Beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the Contract comply with applicable law.

The following is a brief description of Qualified Plans and the use of the Contract therewith:

†	Section 408

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or nondeductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for 201 4).

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a

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Variable Annuity Prospectus

traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($96,000 for a married couple filing a joint return and $60,000 for a single taxpayer in 2014). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $181,000 and $191,000 (for 2014). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement which accompanies this Prospectus.

An individual’s interest in a traditional IRA must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the individual reaches age 70½ (“required beginning date”). The Contractowner’s retirement date, if any, will not affect his or her required beginning date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary).

If an individual dies before reaching his or her required beginning date, the individual’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the individual’s death to a designated beneficiary and are made over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the individual’s surviving spouse, distributions may be delayed until the individual would have reached age 70½. If there is no Designated Beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

If an individual dies after reaching his or her required beginning date, the individual’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.

Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution which bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.

Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA.

The IRS has not reviewed the Contract for qualification as an IRA addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

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Variable Annuity Prospectus

†	Section 408A

Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $114,000 to $129,000 in adjusted gross income for 2014 ($181,000 to $191,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

Regular contributions to a Roth IRA are not deductible, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings.  However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the Contractowner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the Contractowner.

†	Tax Penalties

Premature Distribution Tax. Distributions from a Qualified Plan before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the Owner; (ii) attributable to the Owner’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) which, subject to certain restrictions, do not exceed the health insurance premiums paid by unemployed individuals in certain cases; (viii) made to pay “qualified higher education expenses”; or (ix) for certain “qualified first-time homebuyer distributions.”

Minimum Distribution Tax. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, you are subject to a 50% tax on the amount that was not properly distributed.

†	Withholding

Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of 10 or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than 10 years) from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

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Variable Annuity Prospectus

The above description of the federal income tax consequences applicable to Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contractowner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Other Tax Considerations

Federal Estate, Gift, and Generation-Skipping Transfer Tax

While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2014, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,340,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain Portfolios to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax

D istributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax will be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts.  Please consult a tax advisor for more information.

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Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Possible Tax Law Changes

From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

OTHER INFORMATION

Voting of Fund Shares

You indirectly (through the Separate Account) purchase shares of the Portfolios when you allocate purchase payments to the Subaccounts. The Company owns shares of the Portfolios in the Separate Account for your benefit. Under current law, the Company will vote shares of the Portfolios held in the Subaccounts in accordance with voting instructions received from Owners having the right to give such instructions. You will have the right to give voting instructions to the extent that you have Account Value allocated to the particular Subaccount. The Company will vote all shares it owns through the Subaccount in the same proportion as the shares for which it receives voting instructions from Owners. The Company votes shares in accordance with its current understanding of the federal securities laws. If the Company later determines that it may vote shares of the Portfolios in its own right, it may elect to do so.

Unless otherwise required by applicable law, the number of shares of a particular Portfolio as to which you may give voting instructions to the Company is determined by dividing your Account Value in the corresponding Subaccount on a particular date by the net asset value per share of the Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Portfolios. Voting instructions may be cast in person or by proxy.

It is important that each Owner provide voting instructions to the Company because we vote all Portfolio shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. We will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments

The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Portfolios should no longer be available for investment, or if the Company receives an opinion from counsel acceptable to Investment Services that substitution is in the best interest of Contractowners and that further

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Variable Annuity Prospectus

investment in shares of any or all of the Portfolio(s) would cause undue risk to the Company, the Company may substitute shares of another Portfolio  or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Portfolio of one of the Funds or in shares of another investment company, a series thereof, or other suitable investment vehicle. New Subaccounts may be established by the Company with the consent of Investment Services, and any new Subaccount will be made available to existing Owners on a basis to be determined by the Company and Investment Services. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account with the consent of Investment Services. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount with the consent of Investment Services.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required; or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation. The Company also reserves the right to limit the amount and frequency of subsequent purchase payments.

Reports to Owners

The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Account Value as of the end of each year. In addition, the statement will indicate the allocation of Account Value among the Fixed Interest Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon purchase payments, exchanges, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include exchanges under the Dollar Cost Averaging and Asset Rebalancing Options, purchase payments made under an Automatic Investment Program, systematic withdrawals, and Annuity Payments.

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Variable Annuity Prospectus

You will also receive annual and semiannual reports containing financial statements for those Portfolios corresponding to the Subaccounts to which you have allocated your Account Value. Such reports will include a list of the portfolio securities of the Portfolios, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

Electronic Privileges

If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the T. Rowe Price Variable Annuity Service Center, you may: (1) request an exchange of Account Value and make changes in your purchase payment allocation and to an existing Dollar Cost Averaging or Asset Rebalancing option by telephone; (2) request an exchange of Account Value electronically via facsimile; and (3) request an exchange of Account Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make exchanges of Account Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

Any telephone or electronic device, whether it is the Company’s, yours, or your service provider’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your exchange request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your exchange request by writing to the T. Rowe Price Variable Annuity Service Center.

The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions, provided it complies with its procedures. The Company’s procedures require that any person requesting an exchange by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone exchange request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request exchanges by telephone and would have to submit written requests.

By authorizing telephone exchanges, you authorize the Company to accept and act upon telephonic instructions for exchanges involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, nor any of its affiliates, nor the Funds or the Portfolios, nor any of their directors, trustees, officers, employees, or agents, will be liable for any loss, damages, cost, or expense (including attorney’s fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone exchange privilege. The Company may discontinue, modify, or suspend the telephone exchange privilege at any time.

State Variations

The Prospectus and Statement of Additional Information describe all material terms and features of the Contract. Certain non-material provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. If you would like to review a copy of your contract and its riders, if any, contact the Company’s T. Rowe Price Variable Annuity Service Center.

Distribution of the Contract

T. Rowe Price Investment Services, Inc. (“Investment Services”) is the principal underwriter and distributor of the Contract. Investment Services also acts as the distributor of certain mutual funds advised by T. Rowe Price and TRP International. Investment Services is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and in all 50 states, the District of Columbia, and Puerto Rico. Investment Services is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc. Investment Services is

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Variable Annuity Prospectus

a wholly-owned subsidiary of T. Rowe Price and is an affiliate of the Funds. Investment Services does not receive any commissions or other compensation from the Company or the Separate Account; however, as discussed under “Mortality and Expense Risk Charge,” the Company paid Investment Services at the annual rate of 0.10% of each Subaccount’s average daily net assets for administrative services. The Company discontinued making such payments in August 2003.

Legal Proceedings

The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Investment Services is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract or Investment Services’ ability to perform its contract with the Separate Account.

Legal Matters

Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

PERFORMANCE INFORMATION

Performance information for the Subaccounts, including the yield and effective yield of the Prime Reserve Subaccount and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current yield for the Prime Reserve Subaccount will be based on income received by a hypothetical investment over a given seven-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Prime Reserve Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yield of the Prime Reserve Subaccount may become extremely low and possibly negative.

For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of 1, 5, and 10 years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the mortality and expense risk charge and may simultaneously be shown for other periods.

Where the Portfolio in which a Subaccount invests was established prior to inception of the Subaccount, quotations of total return may include quotations for periods beginning prior to the Subaccount’s date of inception. Such quotations of total return are based upon the performance of the Subaccount’s corresponding Portfolio adjusted to reflect deduction of the mortality and expense risk charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Account Value is allocated to a Subaccount during a particular time period on which the calculations are

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Variable Annuity Prospectus

based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

Registration Statement

A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 201 3 and 2012, and for each of the three years in the period ended December 31, 2013, and the financial statements of T. Rowe Price Variable Annuity Account at December 31, 2013, and for each of the specified periods ended December 31, 201 3 and 2012, are included in the Statement of Additional Information.

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for T. Rowe Price Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the T. Rowe Price Variable Annuity Service Center’s toll-free telephone number at 1-800-469-6587 or by detaching this page from the prospectus and mailing it to the T. Rowe Price Variable Annuity Service Center at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below.

General Information and History
Distribution of the Contract
Limits on Premiums Paid Under Tax-Qualified Retirement Plans
Performance Information
Independent Registered Public Accounting Firm
Financial Statements

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Variable Annuity Prospectus

T. Rowe Price No-Load Immediate Variable Annuity
An Individual Single Premium
Immediate Variable Annuity Contract
May 1, 201 4

Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: T. Rowe Price Variable Annuity Service Center P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-469-6587

Variable Annuity Prospectus

INTRODUCTION

†
The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

†
Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses for the Underlying Funds by contacting the T. Rowe Price Variable Annuity Service Center at 1-800-469-6587.

†
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

This Prospectus describes the T. Rowe Price No-Load Immediate Variable Annuity—a single premium immediate variable annuity contract (the “Contract”) issued by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available as an individual retirement annuity (“IRA”) qualified under Section 408, or a Roth IRA qualified under Section 408A, of the Internal Revenue Code. The Contract is designed to give you flexibility in receiving retirement income.

The Contract provides several options for Annuity Payments beginning on the Annuity Payout Date. The Annuity Payout Date, which must be within 30 days of the Contract Date, and Annuity Option are selected at the time of purchase.

The minimum initial Purchase Payment is $25,000. The Company does not accept additional Purchase Payments. You may allocate your Purchase Payment to one or more of the Subaccounts that comprise a separate account of the Company called the T. Rowe Price Variable Annuity Account, or to the Fixed Interest Account of the Company. Each Subaccount invests in a corresponding Portfolio of the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., or the T. Rowe Price International Series, Inc. (the “Funds”). Each Portfolio is listed under its respective Fund below.

T. Rowe Price Equity Series, Inc.

T. Rowe Price New America Growth Portfolio
T. Rowe Price Mid-Cap Growth Portfolio1
T. Rowe Price Equity Income Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Health Sciences Portfolio
T. Rowe Price Equity Index 500 Portfolio

T. Rowe Price Fixed Income Series, Inc.

T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price Prime Reserve Portfolio

1
The Mid-Cap Growth Subaccount, which invests in the Mid-Cap Growth Portfolio, is currently closed. Y ou may not allocate your purchase payment or exchange your Account Value or Payment Units to the Mid-Cap Growth Subaccount.

2

Variable Annuity Prospectus

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio

The investments made by the Funds at any given time are not expected to be the same as the investments made by other mutual funds sponsored by T. Rowe Price Associates, Inc., including other mutual funds with investment objectives and policies similar to those of the Portfolios. Different performance will result due to differences in cash flows into and out of the Portfolios, different fees and expenses and differences in portfolio size and positions.

As of April 1, 2009, T. Rowe Price has suspended the sale of new direct-sold variable annuity contracts and incoming tax-free exchanges but will continue to allow ongoing purchases into existing contracts. T. Rowe Price and the Company will continue to service the variable annuity contracts for existing contractholders, but will not offer new contracts at this time.

Your Annuity Payments, if supported by the Subaccounts, will vary based on the investment performance of the Subaccounts to which you allocate the Purchase Payment. No minimum amount of variable Annuity Payments is guaranteed, except that Annuity Payments under Option 9 are guaranteed never to fall below the Floor Payment. The Company guarantees the amount of fixed Annuity Payments. Guarantees in the Contract, including those pursuant to Option 9 and those associated with fixed Annuity Payments are subject to the Company’s financial strength and claims-paying ability.

You may return a Contract according to the terms of its Free-Look Right (see “Free-Look Right”). This Prospectus concisely sets forth information about the Contract and the T. Rowe Price Variable Annuity Account that you should know before purchasing the Contract. This Prospectus should be read carefully and kept for future reference. The “Statement of Additional Information,” dated May 1, 201 4 , which has been filed with the Securities and Exchange Commission (“SEC”), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Portfolios by writing the T. Rowe Price Variable Annuity Service Center, P.O. Box 750497, Topeka, Kansas 66675-0497, or by calling 1-800-469-6587. The table of contents of the Statement of Additional Information is set forth on page 43 of this Prospectus.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

Date:  May 1, 2014

3

Variable Annuity Prospectus

CONTENTS

†
You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

Definitions	5
Summary	7
Expense Table	10
Condensed Financial Information	11
Information About the Company, the Separate Account, and the Funds	15
The Contract	18
Charges and Deductions	23
Annuity Payments	25
The Fixed Interest Account	34
More About the Contract	37
Federal Tax Matters	38
Other Information	46
Performance Information	49
Additional Information	50
Table of Contents For Statement of Additional Information	51

4

Variable Annuity Prospectus

DEFINITIONS

†	Various terms commonly used in this Prospectus are defined as follows:

Account Value The total value of a Contract, which includes amounts allocated to the Subaccounts and the Fixed Interest Account. The Company determines Account Value as of each Valuation Date prior to the Annuity Payout Date and on and after the Annuity Payout Date under Annuity Options 5 through 7. Account Value is also determined under Option 9 during the Liquidity Period.

Accumulation Unit A unit of measure used to calculate Account Value.

Administrative Office T. Rowe Price Variable Annuity Service Center, P.O. Box 750497, Topeka, Kansas 66675-0497, 1-800-469-6587.

Annuitant The person who receives Annuity Payments during the Annuity Period and on whose life Annuity Payments depend under Annuity Options 1 through 4 and 9. If the Owner names Joint Annuitants in the Contract, “Annuitant” means both Annuitants unless otherwise stated.

Annuity A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options or Options Options under the Contract that prescribe the provisions under which a series of Annuity Payments or a death benefit, if applicable, is paid.

Annuity Payments Payments made beginning on the Annuity Payout Date according to the provisions of the Annuity Option selected. Annuity Payments are made on the same day of each month, on a monthly, quarterly, semiannual or annual basis, depending upon the Annuity Option selected.

Annuity Payout Date The date within 30 days of the Contract Date upon which Annuity Payments are scheduled to begin.

Annuity Period The period beginning on the Annuity Payout Date during which Annuity Payments are made.

Contract Date The date the Contract begins as shown in your Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contractowner or Owner The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. Any Owner must also be an Annuitant.

Contract Year Each 12-month period measured from the Contract Date.

Designated Beneficiary The person having the right to the death benefit, if any, payable upon the death of the Annuitant during the Annuity Period. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Annuitant: the Primary Beneficiary; the Secondary Beneficiary; or if none of the above is alive, the Owner’s Estate.

Fixed Interest Account An account that is part of the Company’s General Account to which the Purchase Payment may be allocated to purchase a fixed annuity. Account Value allocated to the Fixed Interest Account under Options 5 through 7 will earn fixed rates of interest (which may not be less than 3%) declared by the Company periodically at its discretion.

5

Variable Annuity Prospectus

Floor Payment Annuity Payments under Option 9 are guaranteed never to be less than the Floor Payment, which is equal to 80% of the amount of the initial Annuity Payment, adjusted for withdrawals. The guarantee under Option 9 is subject to the Company’s financial strength and claims-paying ability.

Funds T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price International Series, Inc. The Funds are diversified, open-end management investment companies commonly referred to as mutual funds.

General Account All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Liquidity Period Under Annuity Option 9, the period of time during which the Owner may withdraw Account Value. The Liquidity Period is a period beginning on the Contract Date and ending on a date five years from the Annuity Payout Date.

Payment Unit A unit of measure used to calculate Annuity Payments under Options 1 through 4, 8 and 9.

Portfolio A portfolio or series of one of the Funds that serves as an investment vehicle for its corresponding Subaccount.

Purchase Payment The amount paid to the Company as consideration for the Contract.

Separate Account The T. Rowe Price Variable Annuity Account, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Portfolio. The Purchase Payment may be allocated to Subaccounts of the Separate Account to support an Annuity Payment.

Subaccount A division of the Separate Account of the Company which invests in a corresponding Portfolio of one of the Funds.

T. Rowe Price Variable Annuity Service Center P.O. Box 750497, Topeka, Kansas 66675-0497, 1-800-469-6587.

Valuation Date Each date on which the Separate Account is valued, which currently includes each day that the T. Rowe Price Variable Annuity Service Center and the New York Stock Exchange are open for trading. The T. Rowe Price Variable Annuity Service Center and the New York Stock Exchange are closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value The amount a Contractowner receives upon full withdrawal of the Contract, which is equal to Account Value less any premium taxes due and paid by the Company and for withdrawals under Option 9, any withdrawal charge. The Withdrawal Value under Option 8 is the present value of future Annuity Payments calculated using the assumed interest rate less any premium taxes due and paid by the Company.

6

Variable Annuity Prospectus

SUMMARY

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Interest Account is briefly described under “The Fixed Interest Account” and in the Contract.

Purpose of the Contract

The single premium immediate variable annuity contract (the “Contract”) described in this Prospectus provides several Options for Annuity Payments on a variable basis, a fixed basis, or both. You may select an Annuity Option that provides income for your lifetime or a specified period.

You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). If you are eligible, you may also purchase the Contract as an individual retirement annuity (“IRA”) qualified under Section 408, or a Roth IRA qualified under Section 408A, of the Internal Revenue Code of 1986, as amended (“Qualified Plan”). An IRA may be purchased with contributions rolled over from tax-qualified plans such as 403(b) plans, 401(k) plans, or individual retirement accounts. See the discussion of IRAs and Roth IRAs under “Section 408 and Section 408A.”

The Separate Account and the Funds

You may allocate your Purchase Payment to the T. Rowe Price Variable Annuity Account (the “Separate Account”) to provide a variable annuity. See “Separate Account.” The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of a Portfolio, each of which has a different investment objective and policies. Each Portfolio is listed under its respective Fund below.

T. Rowe Price Equity Series, Inc.

T. Rowe Price New America Growth Portfolio
T. Rowe Price Mid-Cap Growth Portfolio2
T. Rowe Price Equity Income Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Health Sciences Portfolio
T. Rowe Price Equity Index 500 Portfolio

T. Rowe Price Fixed Income Series, Inc.

T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price Prime Reserve Portfolio

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio

Your Annuity Payments, if supported by a Subaccount, will increase or decrease in dollar value depending on the investment performance of the corresponding Portfolio in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount. Not all of the Subaccounts are available under each Annuity Option.

2
The Mid-Cap Growth Subaccount, which invests in the Mid-Cap Growth Portfolio, is currently closed. Y ou may not allocate your purchase payment or exchange your Account Value or Payment Units to the Mid-Cap Growth Subaccount.

7

Variable Annuity Prospectus

Fixed Interest Account

You may allocate your Purchase Payment to the Fixed Interest Account to provide a fixed annuity. The Fixed Interest Account is part of the Company’s General Account. Amounts allocated to the Fixed Interest Account earn interest at rates determined at the discretion of the Company and that are guaranteed to be at least an effective annual rate of 3%. See “The Fixed Interest Account.”

Purchase Payment

The minimum Purchase Payment is $25,000. The Company does not accept additional Purchase Payments under the Contract. The Company will not accept without prior Company approval aggregate purchase payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. See “Purchase Payment.”

Contract Benefits

The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees payments under the fixed Annuity Options. See “Annuity Payments.” The Contract provides for a death benefit upon the death of the Annuitant under certain of the Annuity Options. See “Annuity Options” for more information.

You may exchange your interest in the Contract among the Subaccounts, subject to certain restrictions as described in “The Contract,” “Exchanges” and “The Fixed Interest Account.” You may make up to six exchanges in any Contract Year.

You may withdraw your Account Value under Annuity Options 5 through 8 and during the Liquidity Period under Option 9. Withdrawals under Option 9 are subject to a withdrawal charge as discussed below. Withdrawals of Account Value allocated to the Fixed Interest Account are subject to certain restrictions described in “The Fixed Interest Account.” See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals made prior to the Owner attaining age 59½.

Free-Look Right

You may return the Contract within the Free-Look Period, which is generally a 10-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Interest Account plus the Account Value in the Subaccounts.

Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments; or (2) Account Value, plus any charges deducted from such Account Value. See “Free-Look Right.”

Charges and Deductions

The Company does not deduct a sales load from the Purchase Payments before allocating them to your Account Value. The Company will deduct certain charges in connection with the Contract as described below.

†
Mortality and Expense Risk Charge The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 0.55% (1.40% under Annuity Option 9) of each Subaccount’s average daily net assets. The Company may also deduct this charge during the Annuity Period. See “Mortality and Expense Risk Charge.”

8

Variable Annuity Prospectus

†
Premium Tax Charge The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will be deducted from your Purchase Payment if the Company incurs a premium tax. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See “Premium Tax Charge.”

†
Withdrawal Charge If you withdraw Account Value during the Liquidity Period under Option 9, the withdrawal is subject to a withdrawal charge. The charge is based upon the year in which the withdrawal is made as measured from the Annuity Payout Date. The withdrawal charge, which ranges from 5% in the first year to 1% in the fifth year, is applied to the amount of the withdrawal. Withdrawals after the fifth year from the Annuity Payout Date are not permitted under Option 9. See “Contract Withdrawal Charge.”

†
Other Expenses Investment management fees and operating expenses of the Portfolios are paid by the Portfolios and are reflected in the net asset value of their shares. The Owner or Annuitant indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Portfolio for more information about Portfolio expenses.

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Federal Tax Considerations

All or part of any distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract, is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to qualified Contracts, and distributions from certain qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See “Federal Tax Matters.”)

Tax-Free Exchanges

You can generally exchange one contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts that the exchange is in your best interest. If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The Internal Revenue Service has ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the contract within one year of the exchange. Please see your tax advisor for further information.

Contacting the Company

You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the T. Rowe Price Variable Annuity Service Center, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-469-6587.

9

Variable Annuity Prospectus

EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Table 1

Contractowner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract
	Option 9	All Other Annuity Options
Sales Load on Purchase Payments	None	None
Contingent Deferred Sales Load	None	None
Withdrawal Charge (as a percentage of amount withdrawn)	5%1	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Portfolios
Annual Contract Fee	None	None
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge	1.40%	0.55%
Total Separate Account Annual Expenses	1.40%	0.55%

1	The withdrawal charge, which ranges from 5% in the first year to 1% in the fifth year, is imposed only upon withdrawls under Option 9 which are permitted only during the Liquidity Period. The withdrawal charge is based upon the year in which the withdrawal is made as measured from the Annuity Payout Date.

The table below shows the minimum and maximum total operating expenses charged by the Portfolios. You will pay the expenses of the Portfolios corresponding to the Subaccounts in which you invest during the time that you own the Contract. More details concerning each Portfolio’s fees and expenses are contained in its prospectus.

Table 2

	Minimum	Maximum
Total Annual Portfolio Operating Expenses1	0.40%	1.05%

1
Expenses deducted from Portfolio assets include management fees, distribution (12b-1) fees, and other expenses. The maximum expenses above represent the total annual operating expenses of that Portfolio with the highest total operating expenses for the one -year period ended December 31, 2013, and the minimum expenses represent the total annual operating expenses of that Portfolio with the lowest total operating expenses for the one-year period ended December 31, 2013. Current and future operating expenses of the Portfolios could be higher or lower than those shown in the table.

Examples

These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, separate account annual expenses and Portfolio fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contract and any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

10

Variable Annuity Prospectus

Table 3

	1 Year	3 Years	5 Years	10 Years
Option 9
If you surrender your Contract at the end of the applicable time period	$704	$1,051	$1,406	$2,786
If you do not surrender or you annuitize your Contract	248	764	1,306	2,786
All Other Annuity Options
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	163	505	871	1,900

CONDENSED FINANCIAL INFORMATION

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ending December 31.

The following accumulation unit values and accumulation units are for Annuity Options 1 through 7 and a deferred annuity contract funded by the Separate Account.

Table 4

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
New America Growth	2013	31.70	43.51	411
	2012	28.18	31.70	559
	2011	28.64	28.18	770
	2010	24.07	28.64	845
	2009	16.16	24.07	924
	2008	26.31	16.16	1,007
	2007	23.26	26.31	1,007
	2006	21.79	23.26	2,092
	2005	20.97	21.79	1,900
	2004	19.01	20.97	2,028
Mid-Cap Growth	2013	40.99	55.72	2,219
	2012	36.18	40.99	2,611
	2011	36.85	36.18	3,011
	2010	28.92	36.85	3,695
	2009	19.97	28.92	4,155
	2008	33.33	19.97	5,138
	2007	28.52	33.33	5,138
	2006	26.89	28.52	4,000
	2005	23.57	26.89	6,535
	2004	20.02	23.57	7,497
Equity Income	2013	38.64	49.85	4,561
	2012	33.17	38.64	5,074
	2011	33.59	33.17	5,687
	2010	29.37	33.59	6,287
	2009	23.51	29.37	6,828
	2008	37.00	23.51	10,300
	2007	36.03	37.00	10,300
	2006	30.45	36.03	9,916
	2005	29.47	30.45	12,277
	2004	25.78	29.47	14,968

11

Variable Annuity Prospectus

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Personal Strategy Balanced	2013	37.43	43.89	5,358
	2012	32.68	37.43	6,413
	2011	32.97	32.68	7,590
	2010	29.16	32.97	8,531
	2009	22.19	29.16	9,280
	2008	31.82	22.19	11,054
	2007	29.74	31.82	11,054
	2006	26.73	29.74	10,624
	2005	25.26	26.73	9,834
	2004	22.51	25.26	11,754
Blue Chip Growth	2013	12.85	18.04	1,330
	2012	10.93	12.85	1,842
	2011	10.82	10.93	5,687
	2010	9.35	10.82	5,619
	2009	6.61	9.35	6,441
	2008	11.56	6.61	5,056
	2007	10.31	11.56	5,056
	2006	9.46	10.31	4,686
	2005	8.98	9.46	6,255
	2004	8.30	8.98	7,576
Health Sciences	2013	22.11	33.17	963
	2012	16.92	22.11	1,329
	2011	15.38	16.92	1,695
	2010	13.37	15.38	2,061
	2009	10.22	13.37	2,427
	2008	14.47	10.22	2,654
	2007	12.33	14.47	2,654
	2006	11.40	12.33	2,932
	2005	10.11	11.40	2,195
	2004	8.79	10.11	3,065
Equity Index 500	2013	12.28	16.12	2,957
	2012	10.69	12.28	3,629
	2011	10.55	10.69	4,308
	2010	9.26	10.55	5,004
	2009	7.39	9.26	5,718
	2008	11.86	7.39	6,081
	2007	11.34	11.86	6,081
	2006	9.89	11.34	6,644
	2005	9.48	9.89	5,581
	2004	8.64	9.48	5,809
Limited-Term Bond	2013	20.02	19.93	7,033
	2012	19.64	20.02	7,489
	2011	19.44	19.64	9,658
	2010	18.96	19.44	10,546
	2009	17.61	18.96	11,493
	2008	17.43	17.61	13,562
	2007	16.62	17.43	13,562
	2006	16.06	16.62	13,908
	2005	15.87	16.06	13,809
	2004	15.79	15.87	17,351

12

Variable Annuity Prospectus

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Prime Reserve	2013	14.10	14.02	2,223
	2012	14.18	14.10	2,483
	2011	14.25	14.18	2,800
	2010	14.31	14.25	3,112
	2009	14.34	14.31	3,439
	2008	14.04	14.34	1,854
	2007	13.46	14.04	1,854
	2006	12.94	13.46	2,213
	2005	12.66	12.94	2,769
	2004	12.62	12.66	3,037
International Stock	2013	20.82	23.62	2,291
	2012	17.68	20.82	2,695
	2011	20.39	17.68	3,006
	2010	17.92	20.39	3,427
	2009	11.82	17.92	3,856
	2008	23.17	11.82	5,882
	2007	20.62	23.17	5,882
	2006	17.41	20.62	5,916
	2005	15.08	17.41	5,607
	2004	13.33	15.08	4,278

The following accumulation unit values and accumulation units are for Annuity Option 9.

Table 5

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
New America Growth	2013	27.22	37.05	903
	2012	24.41	27.22	1,125
	2011	25.02	24.41	1,426
	2010	21.21	25.02	1,728
	2009	16.16	21.21	2,044
	2008	23.59	16.16	2,258
	2007	21.03	23.59	2,258
	2006	19.87	21.03	2,504
	2005	19.29	19.87	2,908
	2004	17.64	19.29	3,364
Mid-Cap Growth	2013	35.73	48.15	442
	2012	31.81	35.73	552
	2011	32.68	31.81	672
	2010	25.87	32.68	760
	2009	19.97	25.87	918
	2008	30.33	19.97	1,038
	2007	26.18	30.33	1,038
	2006	24.89	26.18	1,084
	2005	22.00	24.89	1,219
	2004	18.86	22.00	1,578
Equity Income	2013	33.18	42.45	2,052
	2012	28.73	33.18	2,511
	2011	29.35	28.73	3,212
	2010	25.88	29.35	3,679
	2009	23.51	25.88	3,980
	2008	33.17	23.51	4,762
	2007	32.58	33.17	4,762
	2006	27.77	32.58	5,126
	2005	27.10	27.77	5,803
	2004	23.92	27.10	5,777

13

Variable Annuity Prospectus

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Personal Strategy Balanced	2013	32.14	37.37	1,034
	2012	28.31	32.14	1,253
	2011	28.80	28.31	1,702
	2010	25.69	28.80	1,993
	2009	22.19	25.69	2,049
	2008	28.52	22.19	2,454
	2007	26.89	28.52	2,454
	2006	24.38	26.89	2,695
	2005	23.23	24.38	3,192
	2004	20.89	23.23	2,296
Blue Chip Growth	2013	11.59	16.13	1,029
	2012	9.94	11.59	1,304
	2011	9.93	9.94	1,969
	2010	8.65	9.93	2,198
	2009	6.61	8.65	2,062
	2008	10.89	6.61	2,610
	2007	9.80	10.89	2,610
	2006	9.06	9.80	2,799
	2005	8.67	9.06	4,231
	2004	8.09	8.67	---
Health Sciences	2013	19.94	29.66	---
	2012	15.39	19.94	---
	2011	14.11	15.39	---
	2010	12.38	14.11	---
	2009	10.22	12.38	---
	2008	13.63	10.22	---
	2007	11.71	13.63	---
	2006	10.92	11.71	---
	2005	9.77	10.92	191
	2004	8.57	9.77	---
Equity Index 500	2013	11.08	14.42	---
	2012	9.72	11.08	---
	2011	9.68	9.72	---
	2010	8.57	9.68	---
	2009	7.39	8.57	---
	2008	11.16	7.39	---
	2007	10.77	11.16	---
	2006	9.47	10.77	---
	2005	9.16	9.47	369
	2004	8.42	9.16	---
Limited-Term Bond	2013	17.20	16.98	---
	2012	17.03	17.20	---
	2011	17.00	17.03	---
	2010	16.72	17.00	---
	2009	17.61	16.72	---
	2008	15.64	17.61	---
	2007	15.04	15.64	---
	2006	14.65	15.04	---
	2005	14.61	14.65	---
	2004	14.66	14.61	145

14

Variable Annuity Prospectus

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
International Stock	2013	17.88	20.11	---
	2012	15.31	17.88	---
	2011	17.82	15.31	---
	2010	15.79	17.82	---
	2009	11.82	15.79	---
	2008	20.77	11.82	---
	2007	18.64	20.77	---
	2006	15.87	18.64	---
	2005	13.87	15.87	356
	2004	12.37	13.87	---

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

Security Benefit Life Insurance Company

The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950, and converted to a stock life insurance company on July 31, 1998. The Company is a wholly-owned subsidiary of Security Benefit Corporation and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2013, the Company had total assets of approximately $20.7 billion.

Published Ratings

The Company may from time to time publish in advertisements, sales literature, and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account

T. Rowe Price Variable Annuity Account

The Company established the T. Rowe Price Variable Annuity Account as a separate account under Kansas law on March 28, 1994. The Contract provides that income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising

15

Variable Annuity Prospectus

from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Contract provides that income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains, or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Portfolio. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Portfolios or in other securities, mutual funds, or investment vehicles. Under its contract with the underwriter, T. Rowe Price Investment Services, Inc. (“Investment Services”), the Company cannot add new Subaccounts, or substitute shares of another portfolio, without the consent of Investment Services, unless (1) such change is necessary to comply with applicable laws, (2) shares of any or all of the Portfolios should no longer be available for investment, or (3) the Company receives an opinion from counsel acceptable to Investment Services that substitution is in the best interest of Contractowners and that further investment in shares of the Portfolio(s) would cause undue risk to the Company. See “Substitution of Investments.” For more information about the underwriter, see “Distribution of the Contract.”

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

The Funds

Each Fund is a diversified, open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Portfolios. Each Portfolio pursues different investment objectives and policies.

Shares of the Portfolios currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Portfolios have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Portfolios, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other fund, even if both the Portfolio and the other fund are managed by the same adviser.

Because the Portfolios may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Portfolios also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of owners of various contracts for which the Portfolios serve as investment vehicles might at some time be in conflict. However, the Company and each Portfolio’s Board of Directors are required to monitor events in order to identify any material conflicts that arise from the use of the Portfolios for mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Portfolio(s) involved in the conflict. This might force a Portfolio to sell securities at disadvantageous prices.

16

Variable Annuity Prospectus

A summary of the investment objective of each Portfolio is set forth below. There can be no assurance that any Portfolio will achieve its objective. More detailed information is contained in the accompanying Portfolio summary prospectuses or prospectuses, including information on the risks associated with the investments and investment techniques of each Portfolio.

The Portfolio summary prospectuses or prospectuses accompany this Prospectus and should be carefully read in conjunction with this Prospectus before investing. You also may obtain summary prospectuses or prospectuses for the Underlying Funds by contacting the T. Rowe Price Variable Annuity Service Center at 1-800-469-6587.

T. Rowe Price New America Growth Portfolio

The investment objective of the New America Growth Portfolio is to seek to provide long-term capital growth by investing primarily in the common stocks of growth companies.

T. Rowe Price Mid-Cap Growth Portfolio3

The investment objective of the Mid-Cap Growth Portfolio is to seek to provide long-term capital appreciation by investing in mid-cap stocks with potential for above average earnings growth.

T. Rowe Price Equity Income Portfolio

The investment objective of the Equity Income Portfolio is to seek a high level of dividend income and long-term capital through investments in stocks.

T. Rowe Price Personal Strategy Balanced Portfolio

The investment objective of the Personal Strategy Balanced Portfolio is to seek the highest total return over time consistent with an emphasis on both capital appreciation and income.

T. Rowe Price Blue Chip Growth Portfolio

The investment objective of the Blue Chip Growth Portfolio is to seek to provide long-term capital growth. Income is a secondary objective.

T. Rowe Price Health Sciences Portfolio

The investment objective of the Health Sciences Portfolio is to seek long-term capital appreciation .

T. Rowe Price Equity Index 500 Portfolio4

The investment objective of the Equity Index 500 Portfolio is to seek to track the performance of a benchmark index that measures the investment return of large-capitalization U.S. stocks.

T. Rowe Price Limited-Term Bond Portfolio

The investment objective of the Limited-Term Bond Portfolio is to seek a high level of income consistent with moderate fluctuations in principal value by investing primarily in short- and intermediate-term bonds.

T. Rowe Price Prime Reserve Portfolio (not available under Option 9)

The investment objectives of the Prime Reserve Portfolio are to seek preservation of capital, liquidity, and, consistent with these, the highest possible current income .

3
The Mid-Cap Growth Subaccount, which invests in the Mid-Cap Growth Portfolio, is currently closed. Y ou may not allocate your purchase payment or exchange your Account Value or Payment Units to the Mid-Cap Growth Subaccount.

4
Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by T. Rowe Price. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

17

Variable Annuity Prospectus

T. Rowe Price International Stock Portfolio

The investment objective of the International Stock Portfolio is to seek long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

The Investment Advisers

T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as Investment Adviser to each Portfolio. T. Rowe Price International Ltd (“TRP International”), a direct subsidiary of T. Rowe Price, is authorized to trade securities and make discretionary investment decisions on behalf of the T. Rowe Price International Stock Portfolio. TRP International’s office is located at 60 Queen Victoria Street, London EC4N 4TZ, United Kingdom. T. Rowe Price oversees the selection and management of portfolio investments for each Portfolio. T. Rowe Price and TRP International are registered with the SEC as investment advisers. TRP International is registered or licensed with the United Kingdom Financial Services Authority and other non-U.S. regulatory authorities.

The Company has developed the Contract in cooperation with Investment Services and has included the Portfolios eligible for use by variable insurance products in the T. Rowe Price family of funds based on recommendations made by Investment Services, whose selection criteria may differ from the Company’s selection criteria.

T. Rowe Price and TRP International are wholly-owned subsidiaries of T. Rowe Price Group, Inc., a publicly traded financial services holding company, and are not affiliated with the Company. Investment Services, a wholly-owned subsidiary of T. Rowe Price, also is not affiliated with the Company. The Company has no responsibility for the management or operations of the Portfolios.

Services and Administration

The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with se2, LLC . (“se2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2 provides certain business process outsourcing services with respect to the Contracts. se2 may engage other service providers to provide certain administrative functions. se2 is an affiliate of the Company.

THE CONTRACT

General

The Company issues the Contract offered by this Prospectus. It is a single premium immediate variable annuity. To the extent that you allocate all or a portion of the Purchase Payment to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Contractowner who assumes the risk of investment gain or loss rather than the Company. The Contract provides several Annuity Options under which the Company will pay periodic Annuity Payments on a variable basis, a fixed basis, or both, beginning on the Annuity Payout Date. The amount of variable Annuity Payments will depend on the investment performance of the Subaccounts to which the Purchase Payment has been allocated. The Company guarantees the amount of fixed Annuity Payments subject to its financial strength and claims-paying ability.

The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase as an individual retirement annuity (“IRA”) qualified under Section 408, or a Roth IRA qualified under Section 408A, of the Internal Revenue Code (“Qualified Plan”). An IRA may be purchased with contributions from tax-qualified plans such as 403(b) plans, 401(k) plans, or individual retirement accounts. See the discussion of IRAs and Roth IRAs under “Section 408 and Section 408A.” You may name Joint Owners only on a Contract issued pursuant to a Non-Qualified Plan.

18

Variable Annuity Prospectus

If you are purchasing the Contract as an investment vehicle for an IRA or Roth IRA, you should consider that the Contract does not provide any additional tax advantage beyond those already available through the IRA or Roth IRA itself. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts approved Contract will be issued without regard to where the application was signed.

Important Information About Your Benefits Under the Contract

The benefits under the Contract are paid by us from our General Account assets and/or your Account Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account

Your Contract permits you to allocate Purchase Payments and Account Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Account Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account

Any guarantees under the Contract that exceed your Account Value (such as those associated with the guaranteed death benefit and guarantees under the Annuity Options), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

Financial Statements

We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available without charge by writing to the T. Rowe Price Variable Annuity Service Center at P.O. Box 750497, Topeka, Kansas 66675-0497, or by calling the T. Rowe Price Variable Annuity Service Center at 1-800-469-6587. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

19

Variable Annuity Prospectus

Application for a Contract

If you wish to purchase a Contract, you may submit an application and the Purchase Payment to the Company, as well as any other form or information that the Company may require. The Purchase Payment may be made by check or, if you own shares of one or more mutual funds distributed by Investment Services (“T. Rowe Price Funds”), you may elect on the application to redeem shares of that fund(s) and forward the redemption proceeds to the Company. Any such transaction shall be effected by Investment Services, the distributor of the T. Rowe Price Funds and the Contract. If you redeem fund shares, it is a sale of shares for tax purposes, which may result in a taxable gain or loss. You may obtain an application by contacting the T. Rowe Price Variable Annuity Service Center. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

Any Owner must also be an Annuitant. The maximum age of an Owner or Annuitant for which a Contract will be issued is 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Purchase Payment

The minimum Purchase Payment for the purchase of a Contract is $25,000. The Company will not accept additional Purchase Payments under the Contract. A Purchase Payment exceeding $1 million will not be accepted without prior approval of the Company.

The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received at the T. Rowe Price Variable Annuity Service Center; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

An application will be considered properly completed if it (1) includes all information requested on the application, including election of an Annuity Option, and (2) is accompanied by proof of the date of birth of the Annuitant and any Joint Annuitant and the entire amount of the Purchase Payment.

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for exchanges, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

Allocation of the Purchase Payment

In an application for a Contract, you select the Subaccounts or the Fixed Interest Account to which the Purchase Payment will be allocated. The Purchase Payment will be allocated according to your instructions contained in the application, except that no Purchase Payment allocation is permitted that would result in less than 5% of any payment being allocated to any one Subaccount or the Fixed Interest Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives generally include the Subaccounts

20

Variable Annuity Prospectus

and the Fixed Interest Account. The Prime Reserve Subaccount and the Fixed Interest Account are not available under Option 9.

Account Value

The Account Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Interest Account. Account Value is determined as of any Valuation Date prior to the Annuity Payout Date and on and after the Annuity Payout Date under Annuity Options 5 through 7 and during the Liquidity Period under Option 9. There is no Account Value under Options 1 through 4 and 8, or after the Liquidity Period, under Option 9.

On each Valuation Date, the portion of the Account Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Account Value.” No minimum amount of Account Value is guaranteed. You bear the entire investment risk relating to the investment performance of Account Value allocated to the Subaccounts.

Determination of Account Value

Your Account Value will vary to a degree that depends upon several factors, including

†	Investment performance of the Subaccounts to which you have allocated Account Value,

†	Partial withdrawals,

†	Charges assessed in connection with the Contract and

†	Annuity Payments under Options 5 through 7 and during the Liquidity Period, under Option 9.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Portfolios. The investment performance of the Subaccounts will reflect increases or decreases in the net asset value per share of the corresponding Portfolios and any dividends or distributions declared by the corresponding Portfolios. Any dividends or distributions from any Portfolio will be automatically reinvested in shares of the same Portfolio, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of a Contractowner’s interest in a Subaccount. When you allocate all or part of the Purchase Payment to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price of the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

In addition, other transactions including full or partial withdrawals and any withdrawal charge, exchanges, Annuity Payments under Options 5 through 7 and during the Liquidity Period under Option 9, and assessment of premium taxes against the Contract, affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the Accumulation Unit value of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the price determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

21

Variable Annuity Prospectus

The number of Accumulation Units credited to a Contract will not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Portfolio, (2) any dividends or distributions paid by the Portfolio, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, and (4) the mortality and expense risk charge of the applicable Annuity Option under the Contract.

Cut-Off Times

Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the “cut-off time”). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include exchanges, full and partial withdrawals, death benefit payments, and purchase payments.

Free-Look Right

You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Your Purchase Payment will be allocated according to your instructions contained in the application. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you  any part of your Purchase Payment allocated to the Fixed Interest Account plus the Account Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract.

Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments; or (2) Account Value, plus any charges deducted from such Account Value.

Death Benefit

You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If the Owner dies prior to the Annuity Payout Date, the Company will pay the death benefit proceeds upon receipt of due proof of death and instructions regarding payment. If the Owner dies and there is no Joint Annuitant, the death benefit proceeds will be payable to the Designated Beneficiary in an amount equal to the Account Value as of the Valuation Date due proof of death and instructions regarding payment are received by the Company, less any premium taxes due or paid by the Company, any partial withdrawals and any Annuity Payments. If the Owner dies and there is a Joint Annuitant, the surviving Joint Annuitant may elect to receive the death benefit proceeds described above or elect a new Annuity Option. If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Payout Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Payout Date, any death benefit will be determined according to the terms of the Annuity Option selected by the Owner. See “Annuity Options.” A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” for a discussion of the tax consequences in the event of death.

22

Variable Annuity Prospectus

Please note that any death benefit payment we make in excess of Account Value is subject to our financial strength and claims-paying ability.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing or other approved means at our Administrative Office.

Distribution Requirements

If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving Annuity Payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. For Contracts issued in connection with Non-Qualified Plans, if any Owner dies prior to the Annuity Payout Date, the entire death benefit must be paid within five years after the death of such Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving Annuity Payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If any Owner dies on or after the Annuity Payout Date, Annuity Payments shall continue to be paid at least as rapidly as under the method of payment being used as of the date of the Owner’s death. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

For Contracts issued in connection with Qualified Plans, the terms of any Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charge

The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contract. The charge is equal to an annual rate of 0.55% of each Subaccount’s average daily net assets. This charge is also deducted during the Annuity Period. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts. If Option 9 is selected, the mortality and expense risk charge is equal to an annual rate of 1.40% of each Subaccount’s average daily net assets.

The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that Annuity Payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. With respect to Option 9, the Company also assumes the risks associated with providing the Floor Payment. See “Option 9 – Life Income with Liquidity.”

23

Variable Annuity Prospectus

The Company may ultimately realize a profit from the mortality and expense risk charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including any promotional, distribution, and administrative expenses, including compensation paid by the Company to Investment Services or an affiliate thereof. Until August 2003, the Company paid Investment Services at the annual rate of 0.10% of each Subaccount’s average daily net assets for administrative services.

Premium Tax Charge

Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. This charge will be deducted from the Purchase Payment if premium tax is incurred. The Company reserves the right to deduct premium taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

Contract Withdrawal Charge

The Company deducts a withdrawal charge from full or partial withdrawals made during the Liquidity Period under Option 9. The charge is deducted from the Subaccounts in the same proportion as the withdrawal is allocated. The withdrawal charge is based upon the year in which the withdrawal is made as measured from the Annuity Payout Date. Withdrawals after the fifth year from the Annuity Payout Date are not permitted. The withdrawal charge, which is set forth below, is applied to the amount of the withdrawal.

Table 6

Year from Annuity Payout Date	Withdrawal Charge
First	5%
Second	4%
Third	3%
Fourth	2%
Fifth	1%

The withdrawal charge compensates the Company for the costs associated with providing the Floor Payment under Option 9, including the costs of reinsurance purchased by the Company to hedge against the Company’s potential losses from providing the Floor Payment.

Other Charges

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Fund Expenses

Each Subaccount purchases shares at the net asset value of the corresponding Portfolio. Each Portfolio’s net asset value reflects the investment management fee and other expenses that are deducted from the assets of the Portfolio. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Portfolio. As a result, you indirectly bear a pro rata portion of such fees and expenses. The management fees and other expenses, if any, which are more fully described in each Portfolio’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year. The Company bears no responsibility for such fees and expenses.

24

Variable Annuity Prospectus

ANNUITY PAYMENTS

General

You must select an Annuity Payout Date, which must be within 30 days of the Contract Date, at the time of purchase. If you do not select an Annuity Payout Date, the Annuity Payout Date will be a date one month from the Contract Date. For example, if the Contract Date is February 28 and no Annuity Payout Date is selected, the Annuity Payout Date will be March 28.

On the Annuity Payout Date, the Purchase Payment, less any applicable premium taxes, will be applied to provide an annuity under one of the Options described below. The Purchase Payment is further reduced by an amount equal to 1.8% of the Purchase Payment if you elect a fixed annuity under one of Options 1 through 4 or 8. Each Option, except Option 9, which is available only as a variable annuity, is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity for use with the Fixed Interest Account. A combination variable and fixed annuity is also available under Options 5 through 7. Your payment choices for each Annuity Option are set forth in the table below.

Table 7

Annuity Option	Variable Annuity	Fixed Annuity	Combination Variable and Fixed Annuity
Option 1 – Life Income	X	X
Option 2 – Life Income with Period Certain	X	X
Option 3 – Life Income with Installment Refund	X	X
Option 4 – Joint and Last Survivor	X	X
Option 5 – Payments for a Specified Period	X	X	X
Option 6 – Payments of a Specified Amount	X	X	X
Option 7 – Age Recalculation	X	X	X
Option 8 – Period Certain	X	X
Option 9 – Life Income with Liquidity	X

Variable Annuity Payments will fluctuate with the investment performance of the applicable Subaccounts while fixed Annuity Payments will not. Any portion of the net Purchase Payment under the Contract allocated to the Subaccounts will be applied to purchase a variable annuity and any portion under the Contract allocated to the Fixed Interest Account will be applied to purchase a fixed annuity. The net Purchase Payment will be equal to the Purchase Payment, reduced by any applicable premium taxes, and 1.8% of the Purchase Payment if a fixed annuity under one of Options 1 through 4 or 8 is selected.

You may elect to receive Annuity Payments on a monthly, quarterly, semiannual, or annual basis, except that under Option 9, Annuity Payments can be made only on a monthly basis. No Annuity Payments will be made for less than $100 except that there is no minimum payment amount with respect to Annuity Payments under Option 9. You may direct Investment Services to apply the proceeds of an Annuity Payment to the purchase of shares of one or more of the T. Rowe Price Funds by submitting a written request to the T. Rowe Price Variable Annuity Service Center. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

You may not change the Annuity Payout Date, Annuity Option or Annuitant at any time after the Contract has been issued.

25

Variable Annuity Prospectus

Exchanges

You may exchange Account Value or Payment Units (depending upon the Annuity Option selected) among the Subaccounts upon proper written request to the T. Rowe Price Variable Annuity Service Center. You may make exchanges by telephone if telephone exchanges were elected in the application, or an Authorization for Telephone Requests form has been completed, signed and filed at the T. Rowe Price Variable Annuity Service Center. Up to six exchanges are allowed in any Contract Year. The minimum amount of Account Value that may be exchanged is $500 or, if less, the amount remaining in the Fixed Interest Account or Subaccount. Exchanges of Account Value or Payment Units will immediately affect the amount of future Annuity Payments, which will be based upon the performance of the Subaccounts to which the exchange is made. Because Option 9 provides for level monthly payments that reset only annually, an exchange under Option 9 will not affect the amount of the Annuity Payment until the next annual reset date.

The Owner may exchange Payment Units among Subaccounts under Options 1 through 4 and 8 and may exchange Account Value among the Subaccounts and the Fixed Interest Account under Options 5 through 7, subject to the restrictions on exchanges from the Fixed Interest Account described under the “Fixed Interest Account.” Under Option 9, the Owner may exchange only among the Subaccounts (excluding the Prime Reserve Subaccount). Under Option 9, Account Value may be exchanged during the Liquidity Period and Payment Units may be exchanged after the Liquidity Period. An exchange of Account Value during the Liquidity Period under Option 9 will automatically effect a corresponding exchange of Payment Units.

The Company generally effects exchanges between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the exchange request is received; however, exchange requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

Frequent Exchange Restrictions

The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed exchanges, frequent exchanges or exchanges that are large in relation to the total assets of the Portfolios. These kinds of strategies and exchange activities may disrupt portfolio management of the Portfolios in which the Subaccounts invest (such as requiring the Portfolios to maintain a high level of cash or causing the Portfolios to liquidate investments prematurely to pay withdrawals), hurt Portfolio performance, and drive Portfolio expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Portfolios, the risk exists that the Portfolios may suffer harm from programmed, frequent, or large exchanges among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Portfolios, Owners with Account Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

The Company has in place policies and procedures designed to restrict exchanges if we determine that you are engaging in a pattern of exchanges that is disruptive to the Portfolios or potentially disadvantageous to other Owners with Account Value allocated to the applicable Subaccount. Pursuant to those procedures, if you make an exchange from any Subaccount other than the T. Rowe Price Prime Reserve Subaccount, then you may not make an exchange to that same Subaccount for a period of 30 calendar days. The calendar day after the date of the exchange out of the particular Subaccount is considered day 1 for the purpose of computing the period before an exchange to the same Subaccount may be made.

In addition, regardless of the number of previous exchanges an Owner has made during the Contract Year, an exchange may be restricted if we determine that it would be disruptive to the Portfolio or potentially disadvantageous

26

Variable Annuity Prospectus

to other Owners with Account Value allocated to the applicable Subaccount. In making this determination, we consider, among other things, the following factors:

†	The total dollar amount being exchanged;

†	The number of exchanges you made within the previous three months;

†	Exchanges to and from (or from and to) the same Subaccount;

†	Whether your exchanges appear to follow a pattern designed to take advantage of short-term market fluctuations; and

†	Whether your exchanges appear to be part of a group of exchanges made by a third party on behalf of the individual Owners in the group.

If the Company determines that your exchange patterns among the Subaccounts are disruptive to the Portfolios or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone exchanges or other electronic exchanges and instead requiring that you submit exchange requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants.

In addition to the Company’s own frequent exchange procedures, the Portfolios may have adopted their own policies and procedures with respect to frequent exchanges of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Portfolios have reserved the right to temporarily or permanently refuse payments or exchange requests from the Company if, in the judgment of the Portfolio’s manager, the Portfolio would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Portfolios’ frequent exchange policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates the Company to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or exchanges by specific Owners who violate the frequent exchange policies established by the Portfolio.

Managers of the Portfolios may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful exchange. If the Company reverses a potentially harmful exchange, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original exchange was effected, and the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject an exchange request at any time that the Company is unable to purchase or redeem shares of any of the Portfolios because of any refusal or restriction on purchases or redemptions of their shares as a result of the Portfolio’s policies and procedures on market timing activities or other potentially abusive exchanges. The Company also reserves the

27

Variable Annuity Prospectus

right to implement, administer, and collect redemption fees imposed by one or more of the Portfolios in the future. You should read the prospectuses of the Portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large exchanges that may adversely affect other Owners or Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on exchanges). The Company may change its parameters to monitor for factors other than the period of time between exchanges into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate exchanges made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Portfolios that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent exchanges.

Contractowners seeking to engage in programmed, frequent, or large exchange activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such exchange activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful exchanges. Furthermore, the identification of Owners determined to be engaged in exchange activity that may adversely affect other Owners or Portfolio shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Portfolios, the Company cannot guarantee that the Portfolios will not suffer harm from programmed, frequent, or large exchanges among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Because the Company cannot guarantee that it can restrict or deter all harmful exchange activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Portfolios and potentially lower Portfolio performance and higher Portfolio expenses. In addition, there is a risk that the Company will not detect harmful exchange activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful exchange activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Portfolios, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Full and Partial Withdrawals

Once the Contract has been issued, an Annuitant or Owner cannot change the Annuity Option and generally cannot surrender his or her annuity and receive a lump-sum settlement in return. Full and partial withdrawals of Account Value are available, however, under Options 5 through 7, subject to the restrictions on withdrawals from the Fixed Interest Account, and under Option 9 during the Liquidity Period. Withdrawals during the Liquidity Period under Option 9 are subject to a withdrawal charge as discussed under “Contract Withdrawal Charge.”

28

Variable Annuity Prospectus

An Owner may elect to withdraw the present value of Annuity Payments, commuted at the assumed interest rate, if a variable annuity under Option 8 is selected. Partial withdrawals will reduce the amount of future Annuity Payments. Under Option 9, upon a partial withdrawal of Account Value, the amount of the Annuity Payment, Floor Payment and number of Payment Units used to calculate the Annuity Payment will be reduced. The amount of the Annuity Payment and the number of Payment Units for each Subaccount is reduced in the same proportion as the withdrawal reduces Account Value allocated to that Subaccount as of the date of the withdrawal. The Floor Payment is reduced in the same proportion as the withdrawal reduces overall Account Value as of the date of the withdrawal. An example of a partial withdrawal under Option 9 is set forth below.

Table 9

Subaccounts from which Annuity Payment is made	Account Value on date of Withdrawal	Withdrawal Amount (including Withdrawal Charges)	Percentage Reduction
Equity Income	$95,000	$0	0%
International Stock	$25,000	$15,000	60%
Total	$120,000	$15,000	12.5%

Table 10

	Prior to Partial Withdrawal			After Partial Withdrawal
Subaccounts from which Annuity Payment is made	Amount of Annuity Payment	Payment Units	Floor Payment	Amount of Annuity Payment	Payment Units	Floor Payment1
Equity Income2	$300	29.7914	N/A	$300	29.7914	N/A
International Stock3	$100	9.7847	N/A	$40	3.9139	N/A
Total	$400		$304	$340		$266

1	The Floor Payment is reduced by 12.5%, the percentage by which the partial Withdrawal reduced Account Value.
2	The Annuity Payment and Payment Units allocated to this Subaccount are not reduced in this example, because no amount is withdrawn from Account Value allocated to the Equity Income Subaccount.
3
The Annuity Payment and Payment Units allocated to this Subaccount are reduced by 60%, the percentage by which the partial Withdrawal reduced Account Value allocated to the International Stock Subaccount.

A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper written request is received by the Company at the T. Rowe Price Variable Annuity Service Center. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable. A Contractowner may direct Investment Services to apply the proceeds of a full or partial withdrawal to the purchase of shares of one or more of the T. Rowe Price Funds by so indicating in their written withdrawal request.

The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value generally is equal to the Account Value as of the end of the Valuation Period during which a proper withdrawal request is received by the Company at the T. Rowe Price Variable Annuity Service Center, less any premium taxes due and paid by the Company and, under Option 9, any withdrawal charge. The Withdrawal Value under Option 8 is the present value of future Annuity Payments calculated using the assumed interest rate, less any premium taxes due and paid by the Company.

A partial withdrawal may be requested for a specified percentage or dollar amount of Account Value. Each partial withdrawal must be at least $500. A request for a partial withdrawal will result in a payment by the Company in accordance with the amount specified in the partial withdrawal request. Upon payment, the Account Value will be reduced by an amount equal to the withdrawal, any applicable premium tax and any applicable withdrawal charge. If a partial withdrawal is requested that would leave the Withdrawal Value in the Contract less than $10,000, or with respect to Option 8, Annuity Payments after the withdrawal would be less than $100, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

29

Variable Annuity Prospectus

The Company will deduct the amount of a partial withdrawal from the Account Value in the Subaccounts and the Fixed Interest Account, according to the Contractowner’s instructions to the Company, subject to the restrictions on partial withdrawals from the Fixed Interest Account. See “The Fixed Interest Account.” If a Contractowner does not specify the allocation, the Company will contact the Contractowner for instructions, and the withdrawal will be effected as of the end of the Valuation Period in which such instructions are obtained.

A full or partial withdrawal may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

Annuity Options

The Contract provides for nine Annuity Options. The Company may make other Annuity Options available upon request at the discretion of the Company. Please note that any amount the Company guarantees under an Annuity Option is subject to the Company’s financial strength and claims-paying ability. The Annuity Options are set forth below.

Option 1 - Life Income Periodic Annuity Payments will be made during the lifetime of the Annuitant. It is possible under this Option for an Annuitant to receive only one Annuity Payment if the Annuitant’s death occurred prior to the due date of the second Annuity Payment, two if death occurred prior to the due date of the third Annuity Payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

Option 2 - Life Income with Period Certain of 5, 10, 15, or 20 Years Periodic Annuity Payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15, or 20 years, as elected by the Owner, Annuity Payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further Annuity Payments will be made.

Option 3 - Life Income with Installment or Unit Refund Option Periodic Annuity Payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first Annuity Payment, Annuity Payments will be continued to the Designated Beneficiary until that number of Annuity Payments has been made.

Option 4 – Joint and Survivor Annuity Payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected. (For a Contract issued in connection with a Qualified Plan, periodic Annuity Payments will be made during the life of the participant under the Plan (the “Primary Annuitant”). Upon the death of the Primary Annuitant, payments will be made to the Joint Annuitant during his or her lifetime. Annuity Payments will be reduced by the selected percentage, if any, only upon the death of the Primary Annuitant.)

With respect to fixed Annuity Payments, the amount of the Annuity Payment and, with respect to Variable Annuity Payments, the number of Payment Units used to determine the Annuity Payment is reduced, if applicable, as of the first Annuity Payment following an Annuitant’s (for Qualified Plans, the Primary Annuitant’s) death. In the event of the death of one Annuitant, the surviving Joint Annuitant has the right to exercise all rights under the Contract, including the right to make exchanges. It is possible under this Option for only one Annuity Payment to be made if both Annuitants died prior to the second Annuity Payment due date, two if both died prior to the third Annuity Payment due date, etc. As in the case of Option 1, there is no minimum number of

30

Variable Annuity Prospectus

payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

Option 5 - Payments for Specified Period Periodic Annuity Payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each Annuity Payment is determined by dividing Account Value by the number of Annuity Payments remaining in the period. If, at the death of the Annuitant, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.

Option 6 - Payments of a Specified Amount Periodic Annuity Payments of the amount elected by the Owner will be made until Account Value is exhausted, with the guarantee that, if, at the death of the Annuitant, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. This Option is available only for Contracts issued in connection with Non-Qualified Plans.

Option 7 - Age Recalculation Periodic Annuity Payments will be made based upon the Annuitant’s life expectancy, or the joint life expectancy of the Annuitant and a beneficiary, at the Annuitant’s attained age (and the beneficiary’s attained or adjusted age, if applicable) each year. The payments are computed by reference to government actuarial tables, and are made until Account Value is exhausted. Upon the Annuitant’s death, any Account Value will be paid to the Designated Beneficiary.

Option 8 - Period Certain Periodic Annuity Payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that Annuity Payments are calculated on the basis of Payment Units. If the Annuitant dies prior to the end of the period certain, the remaining Annuity Payments will be made to the Designated Beneficiary.

Option 9 - Life Income with Liquidity Monthly Annuity Payments will be made for the life of the Annuitant, or the Owner may elect Annuity Payments for the life of the Annuitant and a Joint Annuitant, and in both cases with a period certain of 15 years. The period certain will be for a period of 10 years in the case of a Contract issued in connection with a Qualified Plan if the life expectancy of the Annuitant or joint life expectancy of the Joint Annuitants is less than 15 years, but more than 10 years. In any case, the period certain may not exceed the life expectancy of the Annuitant or joint life expectancy of the Joint Annuitants if the Contract is issued in connection with a Qualified Plan.

Annuity Payments under this option are guaranteed never to be less than the Floor Payment which is equal to 80% of the initial Annuity Payment; provided that the Floor Payment is adjusted in the event of a withdrawal as discussed under “Full and Partial Withdrawals.” The amount of the Annuity Payment will remain level for 12 month intervals and will reset on each anniversary of the Annuity Payout Date. Annuity Payments (including the Floor Payment) during the Liquidity Period are paid from Account Value and reduce the amount of Account Value available for withdrawal. If Account Value allocated to a Subaccount is depleted during the Liquidity Period, any shortfall will be deducted proportionately from those Subaccounts that have Account Value, and future Annuity Payments will be based upon the performance of those Subaccounts.

If there are Joint Annuitants, Annuity Payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected. (For a Contract issued in connection with a Qualified Plan, periodic Annuity Payments will be made during the life of the participant under the Plan (the “Primary Annuitant”). Upon the death of the Primary Annuitant, payments will be made to the Joint Annuitant during his or her lifetime. Annuity Payments will be reduced by the selected percentage, if any, only upon the death of the Primary Annuitant.) The number of Payment Units

31

Variable Annuity Prospectus

used to calculate Annuity Payments is reduced (1) as of the Annuity Payment due at the close of the period certain, or (2) if later, as of the first Annuity Payment following the death of the Annuitant.

A death benefit is payable to the Designated Beneficiary upon the death of the Annuitant or, if there are Joint Annuitants, upon the death of the last Annuitant prior to the close of the period certain. The death benefit during the Liquidity Period is the Account Value as of the end of the Valuation Period during which due proof of death and instructions regarding payment are received at the T. Rowe Price Variable Annuity Service Center. The Designated Beneficiary may elect the death benefit in the event of death during the remainder of the period certain, as follows: (1) a lump sum equal to the present value, calculated using the assumed interest rate, of the remaining guaranteed Annuity Payments as of the end of the Valuation Period during which due proof of death and instructions regarding payment are received at the T. Rowe Price Variable Annuity Service Center; or (2) the remaining guaranteed Annuity Payments paid to the Designated Beneficiary on a monthly basis.

If there are Joint Annuitants, upon the death of one Annuitant during the Liquidity Period, the amount of Annuity Payments to the surviving Annuitant may be increased as of the close of the Liquidity Period. Whether the amount of the Annuity Payment will be increased is determined by applying an amount equal to the present value of the future Annuity Payments based upon the joint lives of the Annuitants, calculated using the assumed interest rate, to a life income option with a period certain of ten years (or the amount of time remaining in the period certain as of the close of the Liquidity Period) to determine an Annuity Payment. If this Annuity Payment is greater than the current Annuity Payment, the current payment would be increased to that amount as of the close of the Liquidity Period. The Payment Units and Floor Payment would be increased proportionately as of that date.

Selection of an Option

You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting Annuity Payments and other matters. For instance, Qualified Plans generally require that Annuity Payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under Qualified Plans, the period elected for receipt of Annuity Payments under Annuity Options (other than life income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than 10 years younger than the Annuitant.

Annuity Payments

Annuity Payments under Options 1 through 4, 8 and 9 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 9 the annuity rates will vary based upon the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Payout Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table projected for mortality improvement using projection scale G and are adjusted to reflect an assumed interest rate of 3.5% or 5%, compounded annually, as selected by the Owner. Only an assumed interest rate of 3.5% is available under Option 9. See the discussion under “Assumed Interest Rate,” below. See the table below for the basis of annuity rates. In the case of Options 5, 6 and 7, Annuity Payments are based upon Account Value without regard to annuity rates.

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Variable Annuity Prospectus

Basis of Annuity Rates

Options 1-4 and 9	Option 8
Assumed Interest Rate	Assumed Interest Rate
Mortality Table 1983(a) projected for mortality improvement using projection scale G

The Company calculates variable Annuity Payments under Options 1 through 4, 8 and 9 using Payment Units. The value of a Payment Unit for each Subaccount is determined as of each Valuation Date and initially was $1.00. The Payment Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Payment Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Portfolio; (2) any dividends or distributions paid by the corresponding Portfolio; (3) the mortality and expense risk charge; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Payment Units used to calculate each variable Annuity Payment as of the Annuity Payout Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 8 and 9 for each $1,000 applied to an Annuity Option. The net Purchase Payment as of the Annuity Payout Date is divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial Annuity Payment for a variable annuity and the guaranteed monthly Annuity Payment for a fixed annuity.

On the Annuity Payout Date, the Company divides the initial variable Annuity Payment by the value as of that date of the Payment Unit for the applicable Subaccount to determine the number of Payment Units to be used in calculating subsequent Annuity Payments. If variable Annuity Payments are allocated to more than one Subaccount, the number of Payment Units will be determined by dividing the portion of the initial variable Annuity Payment allocated to a Subaccount by the value of that Subaccount’s Payment Unit as of the Annuity Payout Date. The initial variable Annuity Payment is allocated to the Subaccounts in the same proportion as the Purchase Payment is allocated. The number of Payment Units will remain constant for subsequent Annuity Payments, unless the Owner exchanges Payment Units among Subaccounts or makes a withdrawal under Option 8 or during the Liquidity Period under Option 9.

Subsequent variable Annuity Payments are calculated by multiplying the number of Payment Units allocated to a Subaccount by the value of the Payment Unit as of the date of the Annuity Payment. If the Annuity Payment is allocated to more than one Subaccount, the Annuity Payment is equal to the sum of the payment amounts determined for each Subaccount. Annuity Payments under Option 9 are reset only once each year on the 12-month anniversary of the Annuity Payout Date to reflect the investment performance of the Subaccount(s). An example is set forth below of an Annuity Payment calculation under Option 9 assuming purchase of a Contract by a 60-year old male with a Purchase Payment of $100,000 and no premium tax.

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Variable Annuity Prospectus

Table 11

Initial Purchase Payment Premium Tax Net Purchase Payment	$100,000 - 0 $100,000			$100,000 $1,000	= 100
Amount determined by reference to annuity table for a male, age 60 under Option 9					$4.78
First Variable Annuity Payment (100 x $4.78)					$478
Subaccount	Allocation of Net Purchase Payment	First Variable Annuity Payment Allocation		Payment Unit Value on Annuity Payout Date	Number of Payment Units Used to Determine Subsequent Payments
Equity Income	50%	$239.00	÷	$1.51 =	158.2781
International Stock	50%	239.00	÷	1.02 =	234.3137
		$478.00
Subaccount	Number of Payment Units Used to Determine Subsequent Payments			Payment Unit Value on Annual Reset Date	Amount of Subsequent Annuity Payment
Equity Income	158.2781		x	$1.60 =	$253.24
International Stock	234.3137		x	1.10 =	257.74
Subsequent Variable Annuity Payment					$510.98
	Date of Annuity Payment	Amount of Annuity Payment		Date of Annuity Payment	Amount of Annuity Payment
Annuity Payout Date	February 15	$478.00		September 15	$478.00
	March 15	478.00		October 15	478.00
	April 15	478.00		November 15	478.00
	May 15	478.00		December 15	478.00
	June 15	478.00		January 15	478.00
	July 15	478.00	Annual Reset Date	February 15	510.98
	August 15	478.00

Assumed Interest Rate

The annuity tables in the Contract which are used to calculate variable Annuity Payments for Annuity Options 1 through 4, and 8 are based upon an “assumed interest rate” of 3.5% or 5%, compounded annually, as you elect at the time the Annuity Option is selected. (Only an assumed interest rate of 3.5% is available under Option 9.) Variable Annuity Payments generally increase or decrease from one Annuity Payment date to the next based upon the net performance (returns after fees and expenses) of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the net performance of the Subaccounts is equal to the assumed interest rate, Annuity Payments will remain constant. If the net performance of the Subaccounts is greater than the assumed interest rate, the amount of the Annuity Payments will increase and if it is less than the assumed interest rate, the amount of the Annuity Payments will decline. A higher assumed interest rate, for example 5%, would mean a higher initial variable Annuity Payment, but the amount of the Annuity Payment would increase more slowly in a rising market (or the amount of the Annuity Payment would decline more rapidly in a declining market). Conversely, a lower assumed interest rate, for example 3.5%, would mean a lower initial variable Annuity Payment and more rapidly rising Annuity Payment amounts in a rising market and more slowly declining Annuity Payment amounts in a falling market.

THE FIXED INTEREST ACCOUNT

You may allocate your net Purchase Payment to the Fixed Interest Account to purchase a fixed annuity under Annuity Options 1 through 4 and 8. Under Annuity Options 5 through 7, all or a portion of the Purchase Payment may be allocated to the Fixed Interest Account and Account Value allocated to the Subaccounts under those Options may be exchanged to the Fixed Interest Account. A fixed annuity is not available under

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Variable Annuity Prospectus

Option 9. Amounts allocated to the Fixed Interest Account become part of the Company’s General Account, which supports the Company’s insurance and annuity obligations. The Company’s General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Interest Account have not been registered as securities under the Securities Act of 1933 (the “1933 Act”) and the Fixed Interest Account has not been registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Accordingly, neither the Fixed Interest Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The disclosure in this Prospectus relating to the Fixed Interest Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Interest Account. For more information regarding the Fixed Interest Account, see “The Contract.”

Amounts allocated to the Fixed Interest Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account. Please note that any amounts the Company guarantees in connection with the Fixed Interest Account are subject to its financial strength and claims-paying ability.

As discussed below, there are significant limits on your ability to exchange or withdraw Account Value from the Fixed Interest Account. You should carefully consider whether the Fixed Interest Account meets your investment needs.

Interest

Account Value allocated to the Fixed Interest Account earns interest at a fixed rate or rates that are paid by the Company. The Account Value in the Fixed Interest Account earns interest at an interest rate that is guaranteed to be at least an annual effective rate of 3% which will accrue daily (“Guaranteed Rate”). Such interest will be paid regardless of the actual investment experience of the Company’s General Account. In addition, the Company may in its discretion pay interest at a rate (“Current Rate”) that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Account Value in the Fixed Interest Rate may not exceed the Guaranteed Rate.

Account Value allocated or exchanged to the Fixed Interest Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Account Value is allocated or exchanged to the Fixed Interest Account). The Current Rate paid on any such portion of Account Value allocated or exchanged to the Fixed Interest Account will be guaranteed for rolling periods of one or more years (each a “Guarantee Period”). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Account Value, which will earn interest at the Current Rate, if any, declared by the Company on the first day of the new Guarantee Period.

Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Account Value allocated or exchanged to the Fixed Interest Account at one point in time may be credited with a different Current Rate than amounts allocated or exchanged to the Fixed Interest Account at another point in time. For example, amounts allocated to the Fixed Interest Account in June may be credited with a different Current Rate than amounts allocated to the Fixed Interest Account in July. In addition, if Guarantee Periods of different durations are offered, Account Value allocated or exchanged to the Fixed Interest Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or exchanged to the Fixed Interest Account for a Guarantee Period of a different duration. Therefore, at any time,

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Variable Annuity Prospectus

various portions of a Contractowner’s Account Value in the Fixed Interest Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or exchanged to the Fixed Interest Account and the duration of the Guarantee Period. The Company bears the investment risk for the Account Value allocated to the Fixed Interest Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Interest Account.

For purposes of determining the interest rates to be credited on Account Value in the Fixed Interest Account, withdrawals or exchanges from the Fixed Interest Account will be deemed to be taken first from any portion of Account Value allocated to the Fixed Interest Account for which the Guarantee Period expires during the calendar month in which the withdrawal or exchange is effected, then in the order beginning with that portion of such Account Value which has the longest amount of time remaining before the end of its Guarantee Period and ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about exchanges and withdrawals from the Fixed Interest Account, see “Exchanges and Withdrawals” below.

Death Benefit

The death benefit under the Contract will be determined in the same fashion for a Contract that is supported by the Fixed Interest Account as for a Contract that is supported by the Subaccounts. See “Annuity Options.”

Contract Charges

Premium taxes will be the same for Contractowners who allocate the Purchase Payment to the Fixed Interest Account as for those who allocate the Purchase Payment to the Subaccounts. The charge for mortality and expense risks will not be assessed against the Fixed Interest Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Interest Account. In addition, the investment management fees and any other expenses paid by the Funds will not be paid directly or indirectly by Contractowners to the extent the Contract is supported by the Fixed Interest Account; however, such Contractowners will not participate in the investment experience of the Subaccounts.

Exchanges and Withdrawals

Under Annuity Options 5 through 7 only, Account Value may be exchanged from the Subaccounts to the Fixed Interest Account and from the Fixed Interest Account to the Subaccounts, subject to the following limitation. Exchanges from the Fixed Interest Account are allowed only from the portion of Account Value, for which the Guarantee Period expires during the calendar month in which the exchange is effected. Up to six exchanges are allowed in any Contract Year and the minimum exchange amount is $500 or the amount remaining in the Fixed Interest Account. The Company reserves the right to waive or limit the number of exchanges permitted each Contract Year, to suspend exchanges, to limit the amount that may be subject to exchanges and the amount remaining in an account after an exchange, and to impose conditions on the right to exchange.

The Contractowner may make a full or partial withdrawal of Account Value allocated to the Fixed Interest Account only under Annuity Options 5 through 7. A Contractowner may make a partial withdrawal from the Fixed Interest Account only (1) from the portion of Account Value, for which the Guarantee Period expires during the calendar month in which the partial withdrawal is effected, and (2) once per Contract Year in an amount up to the greater of $5,000 or 10% of Account Value allocated to the Fixed Interest Account at the time of the partial withdrawal. See “Full and Partial Withdrawals.”

Payments from the Fixed Interest Account

As required by most states, the Company reserves the right to delay full and partial withdrawals and exchanges from the Fixed Interest Account for up to six months after a written request in proper form is received at the T. Rowe Price Variable Annuity Service Center. During the period of deferral, interest at the applicable interest

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Variable Annuity Prospectus

rate or rates will continue to be credited to the amounts allocated to the Fixed Interest Account. The Company does not expect to delay payments from the Fixed Interest Account and will notify you if there will be a delay.

MORE ABOUT THE CONTRACT

Ownership

The Contractowner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Contractowner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person, such as a trust or corporation, referred to herein as “Non-Natural Persons.” See “Federal Tax Matters.”

Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly. Joint Owners are permitted only if the Contract is issued pursuant to a Non-Qualified Plan and the Joint Owner is an Annuitant.

Designation and Change of Beneficiary

The Designated Beneficiary is the person having the right to the death benefit, if any, upon the death of the Annuitant during the Annuity Period. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Annuitant: the Primary Beneficiary; the Secondary Beneficiary; or if none of the above is alive, the Owner’s Estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Contractowner may change the Primary Beneficiary at any time while the Contract is in force by written request on a form provided by the Company and received at the T. Rowe Price Variable Annuity Service Center. The change will not be binding on the Company until it is received and recorded at the T. Rowe Price Variable Annuity Service Center. The change will be effective as of the date the Change of Beneficiary form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without the Beneficiary’s consent.

Dividends

The Contract is eligible to share in the surplus earnings of the Company. However, the current dividend scale is zero, and the Company does not anticipate that dividends will be paid.

Payments from the Separate Account

The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Account Value allocated to the Subaccounts, and will exchange Account Value between Subaccounts or from a Subaccount to the Fixed Interest Account, within seven days after a proper request is received at the T. Rowe Price Variable Annuity Service Center. However, the Company can postpone the payment of such a payment or exchange of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

†	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

†	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

†
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

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Variable Annuity Prospectus

†	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until your Purchase Payment check has been honored by your bank.

If, pursuant to SEC rules, the T. Rowe Price Prime Reserve Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the T. Rowe Price Prime Reserve Subaccount until the Fund is liquidated.

Proof of Age and Survival

The Company may require proof of age or survival of any person on whose life Annuity Payments depend.

Misstatements

If you misstate the age or sex of an Annuitant, the correct amount paid or payable by the Company under the Contract shall be such as the Purchase Payment under the Contract would have provided for the correct age or sex (unless unisex rates apply).

FEDERAL TAX MATTERS

Introduction

The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”).

The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of Annuity Payments under a Contract, or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Tax Status of the Company and the Separate Account

General

The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

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Variable Annuity Prospectus

Charge for the Company’s Taxes

A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts, or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Diversification Standards

Each of the Portfolios will be required to adhere to regulations issued by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of a Portfolio may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Portfolios, intends to comply with the diversification requirements of Section 817(h).

Owner Control

In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contractowner’s gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example in the present case, the Contractowner has additional flexibility in allocating the Purchase Payment and Account Values than in the cases described in the rulings. While the Company does not think that such will be the case, these differences could result in a Contractowner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent a Contractowner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Portfolios will be able to operate as currently described in the Prospectus, or that the Funds will not have to change any Portfolio’s investment objective or investment policies.

Income Taxation of Annuities in General-Non-Qualified Plans

Section 72 of the Code governs the taxation of annuities. In general, a Contractowner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

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Variable Annuity Prospectus

†
Surrenders or Withdrawals Prior to the Annuity Payout Date Code Section 72 provides generally that amounts received upon a total or partial withdrawal from a Contract prior to the Annuity Payout Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract.

†
Surrenders or Withdrawals on or after the Annuity Payout Date Upon a complete surrender, the amount received is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

†
Annuity Payments For fixed Annuity Payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable Annuity Payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable Annuity Payment is taxable. Once the excludable portion of Annuity Payments to date equals the investment in the Contract, the balance of the Annuity Payments will be fully taxable.

†
Penalty Tax on Certain Surrenders and Withdrawals With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is generally imposed equal to 10% of the portion of such amount which is includible in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

†
Partial Annuitization Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply

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Variable Annuity Prospectus

only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Additional Considerations

†
Distribution-at-Death Rules In order to be treated as an annuity contract, a Contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Payout Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Payout Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses.  Consult a tax advisor for more information on this subject.

Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.

†
Gift of Annuity Contracts Generally, gifts of non-tax qualified Contracts prior to the Annuity Payout Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

†
Contracts Owned by Non-Natural Persons If the Contract is held by a non-natural person (for example, a corporation), the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includible in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

†
Multiple Contract Rule For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includible in gross income, all Non-Qualified Plan deferred annuity contracts issued by the same insurer to the same Contractowner during any calendar year are to be

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Variable Annuity Prospectus

aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Payout Date, such as a partial withdrawal, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Payout Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, Annuity Payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.

†
Transfers, Assignments, or Exchanges of a Contract A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, the selection of certain Annuity Payout Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

†
Withholding Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Qualified Plans

The Contract may be used as a Qualified Plan that meets the requirements of an individual retirement annuity (“IRA”) under Section 408 of the Code or a Roth IRA under Section 408A of the Code.

If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Contractowners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith.

The amounts that may be contributed to a Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Contractowners, participants

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Variable Annuity Prospectus

and Designated Beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the Contract comply with applicable law.

The following is a brief description of Qualified Plans and the use of the Contract therewith:

†	Section 408

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or nondeductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2014).

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($96,000 for a married couple filing a joint return and $60,000 for a single taxpayer in 2014). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $181,000 and $191,000 (for 2014). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

Sale of the Contract for use with IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement which accompanies this Prospectus.

An individual’s interest in a traditional IRA must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the individual reaches age 70½ (“required beginning date”). The Contractowner’s retirement date, if any, will not affect his or her required beginning date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary).

If an individual dies before reaching his or her required beginning date, the individual’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the individual’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the individual’s surviving spouse, distributions may be delayed until the individual would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

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Variable Annuity Prospectus

If an individual dies after reaching his or her required beginning date, the individual’s interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.

Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution which bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.

Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA.

The IRS has not reviewed the Contract for qualification as an IRA addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirement.

†	Section 408A

Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $114,000 to $129,000 in adjusted gross income for 2014 ($181,000 to $191,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the Contractowner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the Contractowner.

†	Tax Penalties

Premature Distribution Tax. Distributions from a Qualified Plan before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the Owner; (ii) attributable to the Owner’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually)

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Variable Annuity Prospectus

for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) which, subject to certain restrictions, do not exceed the health insurance premiums paid by unemployed individuals in certain cases; (viii) made to pay “qualified” higher education expenses; or (ix) for certain “eligible first-time home buyer expenses.”

Minimum Distribution Tax. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, you are subject to a 50% tax on the amount that was not properly distributed.

†	Withholding

Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of 10 or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than 10 years) from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contractowner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Other Tax Considerations

Federal Estate, Gift, and Generation-Skipping Transfer Tax

While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2014, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,340,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

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Variable Annuity Prospectus

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain Portfolios to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax

Distributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax will be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Possible Tax Law Changes

From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

OTHER INFORMATION

Voting of Fund Shares

You indirectly (through the Separate Account) purchase shares of the Portfolios when you allocate purchase payments to the Subaccounts. The Company owns shares of the Portfolios in the Separate Account for your benefit. Under current law, the Company will vote shares of the Portfolios held in the Subaccounts in accordance with voting instructions received from Owners having the right to give such instructions. You will have the right to give voting instructions to the extent that you have Account Value allocated to the particular Subaccount. The Company will vote all shares it owns through the Subaccount in the same proportion as the shares for which it receives voting instructions from Owners. The Company votes shares in accordance with its current understanding of the federal securities laws. If the Company later determines that it may vote shares of the Portfolios in its own right, it may elect to do so.

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Variable Annuity Prospectus

Unless otherwise required by applicable law, the number of shares of a particular Portfolio as to which you may give voting instructions to the Company is determined by dividing your Account Value in the corresponding Subaccount on a particular date by the net asset value per share of the Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Portfolios. Voting instructions may be cast in person or by proxy.

It is important that each Owner or Annuitant provide voting instructions to the Company because we vote all Portfolio shares proportionately in accordance with instructions received from Owners and Annuitants. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners or Annuitants may control the outcome of a vote. We will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners or Annuitants, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments

The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Portfolios should no longer be available for investment, or if the Company receives an opinion from counsel acceptable to Investment Services that substitution is in the best interest of Contractowners and that further investment in shares of any or all of the Portfolio(s) would cause undue risk to the Company, the Company may substitute shares of another Portfolio or of a different fund for shares already purchased, or to be purchased, in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Portfolio of one of the Funds or in shares of another investment company, a series thereof, or other suitable investment vehicle. New Subaccounts may be established by the Company with the consent of Investment Services, and any new Subaccount will be made available to existing Owners on a basis to be determined by the Company and Investment Services. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account with the consent of Investment Services. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount with the consent of Investment Services.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof.

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Variable Annuity Prospectus

Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners

The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating any Account Value as of the end of each year. In addition, the statement will indicate the allocation of Account Value among the Fixed Interest Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon the initial Purchase Payment, exchanges and full and partial withdrawals. Annuity Payments will be confirmed quarterly.

You will also receive annual and semiannual reports containing financial statements for those Portfolios corresponding to the Subaccounts to which you have allocated your Account Value. Such reports will include a list of the portfolio securities of the Portfolios, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

Electronic Privileges

If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the T. Rowe Price Variable Annuity Service Center, you may: (1) request an exchange of Account Value or Payment Units by telephone; (2) request an exchange of Account Value electronically via facsimile; and (3) request an exchange of Account Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make exchanges of Account Value on your behalf.

Any telephone or electronic device, whether it is the Company’s, yours, or your service provider’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your exchange request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your exchange request by writing to the T. Rowe Price Variable Annuity Service Center.

The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions, provided it complies with its procedures. The Company’s procedures require that any person requesting an exchange by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone exchange request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request exchanges by telephone and would have to submit written requests.

By authorizing telephone exchanges, you authorize the Company to accept and act upon telephonic instructions for exchanges involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, nor any of its affiliates, nor the Funds or the Portfolios, nor any of their directors, trustees, officers, employees, or agents, will be liable for any loss, damages, cost, or expense (including attorney’s fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss

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Variable Annuity Prospectus

arising from the telephone exchange privilege. The Company may discontinue, modify, or suspend telephone exchange privileges at any time.

State Variations

The Prospectus and Statement of Additional Information describe all material terms and features of the Contract. Certain non-material provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. If you would like to review a copy of your contract and its riders, if any, contact the Company’s T. Rowe Price Variable Annuity Service Center.

Distribution of the Contract

T. Rowe Price Investment Services, Inc. (“Investment Services”) is the principal underwriter and distributor of the Contract. Investment Services also acts as the distributor of certain mutual funds advised by T. Rowe Price and TRP International. Investment Services is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and in all 50 states, the District of Columbia, and Puerto Rico. Investment Services is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc. Investment Services is a wholly-owned subsidiary of T. Rowe Price and is an affiliate of the Funds. Investment Services does not receive any commissions or other compensation from the Company or the Separate Account; however, as discussed under “Mortality and Expense Risk Charge,” the Company paid Investment Services at the annual rate of 0.10% of each Subaccount’s average daily net assets for administrative services. The Company discontinued making such payments in August 2003.

Legal Proceedings

The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Investment Services is a party that are reasonably likely to materially affect the Separate Account, the Company’s ability to meet its obligations under the Contract, or Investment Services’ ability to perform its contract with the Separate Account.

Legal Matters

Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

PERFORMANCE INFORMATION

Performance information for the Subaccounts, including the yield and effective yield of the Prime Reserve Subaccount and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current yield for the Prime Reserve Subaccount will be based on income received by a hypothetical investment over a given seven-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Prime Reserve Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yield of the Prime Reserve Subaccount may become extremely low and possibly negative.

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Variable Annuity Prospectus

For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the mortality and expense risk charge and may simultaneously be shown for other periods.

Where the Portfolio in which a Subaccount invests was established prior to inception of the Subaccount, quotations of total return may include quotations for periods beginning prior to the Subaccount’s date of inception. Such quotations of total return are based upon the performance of the Subaccount’s corresponding Portfolio adjusted to reflect deduction of the mortality and expense risk charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Account Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

Registration Statement

A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 201 3 and 201 2 , and for each of the three years in the period ended December 31, 2013, and the financial statements of T. Rowe Price Variable Annuity Account at December 31, 2013 , and for each of the specified periods ended December 31, 201 3 and 2012, are included in the Statement of Additional Information.

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TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for T. Rowe Price Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the T. Rowe Price Variable Annuity Service Center’s toll-free telephone number at 1-800-469-6587 or by detaching this page from the prospectus and mailing it to the T. Rowe Price Variable Annuity Service Center, P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below.

General Information and History
Distribution of the Contract
Limits on Premiums Paid Under Tax-Qualified Retirement Plans
Independent Registered Public Accounting Firm
Performance Information
Financial Statements

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statement of additional information

T. Rowe Price No-Load Variable Annuity
T. Rowe Price No-Load Immediate Variable Annuity
Statement of Additional Information
Date: May 1, 201 4

Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: T. Rowe Price Variable Annuity Service Center P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-469-6587

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the T. Rowe Price No-Load Variable Annuity or the T. Rowe Price No-Load Immediate Variable Annuity dated May 1, 2014. A copy of the Prospectuses may be obtained from the T. Rowe Price Variable Annuity Service Center by calling 1-800-469-6587 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

statement of additional information

CONTENTS

General Information and History	3
Distribution of the Contract	3
Limits on Premiums Paid Under Tax-Qualified Retirement Plans	3
Performance Information	4
Independent Registered Public Accounting Firm	5
Financial Statements	5

2

statement of additional information

GENERAL INFORMATION AND HISTORY

For a description of the Individual Flexible Premium Deferred Variable Annuity Contract or the Single Premium Immediate Variable Annuity Contract (each referred to herein as the “Contract”), Security Benefit Life Insurance Company (the “Company”), and the T. Rowe Price Variable Annuity Account (the “Separate Account”), see the appropriate Prospectus. This Statement of Additional Information contains information that supplements the information in the respective Prospectuses. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectuses.

Safekeeping of Assets

The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Portfolios of the Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

DISTRIBUTION OF THE CONTRACT

T. Rowe Price Investment Services, Inc. (“Investment Services”), a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price Associates, Inc., is Principal Underwriter of the Contract. Investment Services is registered as a broker/dealer with the Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

Investment Services serves as Principal Underwriter under a Distribution Agreement with the Company. Investment Services’ registered representatives are required to be authorized under applicable state regulations to make the Contract available to its customers. Investment Services is not compensated under its Distribution Agreement with the Company. Investment Services, or an affiliate thereof, however, may receive compensation for the administrative services it provides to the Company under other agreements.

LIMITS ON PREMIUMS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

Section 408 and 408A

Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of (i) $5,500 (for 2014) or (ii) 100% of the individual’s taxable compensation. If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 each tax year.

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2014) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2014) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

3

statement of additional information

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $52,000 (for 2014). Salary reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Prime Reserve Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Prime Reserve Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven-day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based upon the formula shown below , with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Prime Reserve Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of 1, 5, or 10 years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of the mortality and expense risk charge. Quotations of total return may simultaneously be shown for other periods.

Where the Portfolio in which a Subaccount invests was established prior to inception of the Subaccount, quotations of total return may include quotations for periods beginning prior to the Subaccount’s date of inception. Such quotations of total return are based upon the performance of the Subaccount’s corresponding Portfolio adjusted to reflect deduction of the mortality and expense risk charge. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by total return figures that reflect the deduction of the mortality and expense risk charge since the date of inception of the Separate Account or Subaccount.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which an Owner’s Account Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio of the Funds in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

4

statement of additional information

Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts, insurance product funds, or other investment products tracked by Lipper Analytical Services, Inc., Morningstar, Inc. or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of a tax-deferred compounding on a Subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and (iii) personal or general hypothetical illustrations of accumulation and payout period Account Values and annuity payments. From time to time information may be provided in advertising, sales literature and other written material regarding the appropriateness of the various annuity options as well as their advantages and disadvantages to contractholders and prospective investors.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 201 3 and 2012, and for each of the three years in the period ended December 31, 201 3 and the financial statements of T. Rowe Price Variable Annuity at December 31, 2013, and for each of the specified periods ended December 31, 201 3 and 2012, appearing in this Statement of Additional Information, have been audited by Ernst & Young LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri 64105-2143, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 201 3 and 2012, and for each of the three years in the period ended December 31, 2013, and the financial statements of T. Rowe Price Variable Annuity at December 31, 2013, and for each of the specified periods ended December 31, 201 3 and 2012, are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

5

Consolidated Financial Statements
Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)
Years Ended December 31, 2013, 2012, and 2011
With Report of Independent Auditors

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Consolidated Financial Statements

Years Ended December 31, 2013, 2012, and 2011

Contents

Report of Independent Auditors	1

Consolidated Financial Statements

Consolidated Balance Sheets	3
Consolidated Statements of Operations	5
Consolidated Statements of Comprehensive Income	6
Consolidated Statements of Changes in Stockholder’s Equity	7
Consolidated Statements of Cash Flows	8
Notes to Consolidated Financial Statements	10

Report of Independent Auditors

The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries (the Company), an indirect wholly owned subsidiary of Guggenheim SBC Holdings, LLC, which comprise the consolidated balance sheets as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income, changes in stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2013, and the related notes to the consolidated financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Security Benefit Life Insurance Company and subsidiaries at December 31, 2013 and 2012, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.

Change in Method of Accounting for Deferred Policy Acquisition Costs

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2012, and prospectively applied, the Company changed its method of accounting for deferred policy acquisition costs.

/s/ Ernst & Young LLP

April 30, 2014

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Consolidated Balance Sheets

	December 31
	2013	2012
	(In Thousands)
Assets
Investments:
Securities available for sale:
Bonds	$8,449,726	$5,467,234
Equities	148,390	129,787
Securities fair value option:
Bonds	235,507	243,221
Equities	943	–
Mortgage loans	40,020	194,719
Synthetic bonds	8,463	11,377
Notes receivable from related parties	739,946	719,162
Bonds held to maturity	–	558,454
Mortgage loans	485,791	191,379
Policy loans	475,577	494,161
Cash and cash equivalents	2,538,681	1,956,655
Restricted cash	10,915	36,703
Short-term investments	848,359	5,071
Call options	403,621	135,161
Other invested assets	337,204	217,464
Total investments	14,723,143	10,360,548

Accrued investment income	114,872	86,858
Accounts receivable	103,945	42,510
Reinsurance recoverable	2,767,794	2,780,199
Reinsurance derivative asset	15,203	4,437
Income taxes receivable	45,793	–
Deferred tax asset	19,458	–
Property and equipment, net	46,634	47,506
Deferred policy acquisition costs	338,810	66,853
Deferred sales inducement costs	611,582	303,199
Value of business acquired	35,588	33,224
Other intangible assets	2,658	2,758
Other assets	54,905	63,077
Separate account assets	5,536,191	5,020,896
Total assets	$24,416,576	$18,812,065

See accompanying notes.

	December 31
	2013	2012
	(In Thousands)
Liabilities and stockholder’s equity
Liabilities:
Policy reserves and annuity account values	$17,014,412	$10,123,569
Funds withheld	345,695	2,212,085
Policy and contract claims	3,000	2,460
Other policyholder funds	16,328	16,601
Accounts payable and accrued expenses	146,126	74,069
Income taxes payable	–	25,471
Deferred income tax liability	–	7,639
Notes payable to related parties	34,600	8,160
Long-term debt	223,304	123,991
Mortgage debt	29,581	32,078
Other liabilities	256,861	94,473
Repurchase agreements	127,535	304,570
Separate account liabilities	5,536,191	5,020,896
Total liabilities	23,733,633	18,046,062

Stockholder’s equity:
Common stock, $10 par value, 1,000,000 shares
authorized, 700,000 issued and outstanding	7,000	7,000
Additional paid-in capital	523,492	463,492
Accumulated other comprehensive income	20,011	132,491
Retained earnings	132,440	163,020
Total stockholder’s equity	682,943	766,003

Total liabilities and stockholder’s equity	$24,416,576	$18,812,065

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Consolidated Statements of Operations

	Year Ended December 31
	2013	2012	2011
	(In Thousands)
Revenues:
Insurance premiums and other considerations	$1,180	$576	$444
Asset-based fees	108,062	103,976	91,041
Other product charges	13,442	21,476	14,006
Net investment income	470,069	357,892	271,938
Net realized/unrealized gains, excluding impairment
losses on available-for-sale securities	196,825	39,323	4,591
Total other-than-temporary impairment losses on
available-for-sale securities and other invested assets	(2,414)	(5,982)	(803)
Portion of impairment losses on available-for-sale
bonds recognized in other comprehensive income	3	32	–
Other revenues	36,124	18,236	27,000
Total revenues	823,291	535,529	408,217

Benefits and expenses:
Annuity benefits:
Interest credited to account balances	252,366	148,273	133,130
Benefits in excess of account balances	2,709	3,418	4,619
Other benefits	111,933	33,796	11,541
Total benefits	367,008	185,487	149,290

Commissions and other operating expenses	145,210	136,983	114,654
Amortization of deferred policy acquisition
costs, deferred sales inducement costs,
and value of business acquired, net of imputed interest	106,014	45,384	6,536
Interest expense	24,395	15,951	15,559
Other expenses	1,355	1,275	554
Total benefits and expenses	643,982	385,080	286,593

Income before income tax expense	179,309	150,449	121,624
Income tax expense	55,024	35,845	22,943
Net income	$124,285	$114,604	$98,681

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Consolidated Statements of Comprehensive Income

	Year Ended December 31
	2013	2012	2011
	(In Thousands)

Net income	$124,285	$114,604	$98,681
Other comprehensive (loss) income, net of income taxes:
Net unrealized and realized (losses) gains on
available-for-sale securities	(181,490)	133,909	47,407
Net effect of unrealized gains and losses on:
Deferred policy acquisition costs and value
of business acquired	43,083	(28,762)	(3,847)
Policy reserves and annuity account values	25,927	(14,671)	–

Other comprehensive (loss) income	(112,480)	90,476	43,560

Comprehensive income	$11,805	$205,080	$142,241

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Consolidated Statements of Changes in Stockholder’s Equity

			Accumulated
		Additional	Other
	Common	Paid-In	Comprehensive	Retained
	Stock	Capital	Income (Loss)	Earnings	Total
(In Thousands)

Balance at January 1, 2011	$7,000	$463,492	$(1,545)	$20,341	$489,288
Net income	–	–	–	98,681	98,681
Other comprehensive income	–	–	43,560	–	43,560
Dividends paid	–	–	–	(25,000)	(25,000)
Balance at December 31, 2011	7,000	463,492	42,015	94,022	606,529
Net income	–	–	–	114,604	114,604
Other comprehensive income	–	–	90,476	–	90,476
Dividends paid	–	–	–	(45,606)	(45,606)
Balance at December 31, 2012	7,000	463,492	132,491	163,020	766,003
Capital contribution from parent	–	60,000	–	–	60,000
Net income	–	–	–	164,424	164,424
Other comprehensive loss	–	–	(112,480)	–	(112,480)
Dividends paid	–	–	–	(154,865)	(154,865)
Balance at December 31, 2013	$7,000	$523,492	$20,011	$172,579	$723,082

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Consolidated Statements of Cash Flows

	Year Ended December 31
	2013	2012	2011
	(In Thousands)
Operating activities
Net income	$124,285	$114,604	$98,681
Adjustments to reconcile net income to net cash and
cash equivalents (used in) provided by operating activities:
Net realized/unrealized gains	(194,884)	(33,376)	(3,788)
Amortization of investment premiums and discounts	(12,891)	(25,715)	(36,523)
Annuity and interest-sensitive life products –
interest credited to account balances	252,366	148,273	133,130
Depreciation and amortization	6,550	2,348	3,611
Policy acquisition costs deferred	(275,938)	(74,512)	(91,082)
Sales inducement costs deferred	(348,382)	(229,657)	(85,684)
Amortization of deferred policy acquisition costs,
deferred sales inducement costs, and
value of business acquired, net of inputed interest	106,014	45,384	6,536
Net purchases of bonds, fair value option	(6,806)	(11,066)	–
Net purchases of equities, fair value option	(1,000)	–	–
Net sales of mortgage loans, at fair value	43,135	11,117	–
Net (purchases) sales of mutual funds, trading	–	(63)	3,692
Change in restricted cash	25,788	(20,771)	30,244
Change in funds withheld	(643,728)	59,240	–
Deferred income taxes	26,781	(55,490)	16,038
Change in accounts payable and other liabilities	234,445	113,013	48,173
Other changes in operating assets and liabilities	167	30,124	(49,594)
Net cash and cash equivalents (used in) provided by operating
activities	(664,098)	73,453	73,434

Investing activities
Sales, maturities, or repayments of investments:
Bonds available for sale	1,519,097	1,980,634	1,795,153
Equity securities available for sale	30,603	40,191	114,455
Synthetic bonds	4,833	39,667	5,460
Notes receivable from related parties	2,039,626	2,262,662	50,000
Bonds held to maturity	–	1,093	997
Officer mortgage loans	686	691	1,070
Mortgage loans	4,401	284	3,907
Call options	120,075	22,229	–
Other invested assets	21,898	191,413	52,282
	3,741,219	4,538,864	2,023,324
Acquisitions of investments:
Bonds available for sale	(5,202,498)	(2,802,050)	(2,472,088)
Equity securities available for sale	(61,816)	(46,526)	(166,858)
Synthetic bonds	–	(21,066)	(4,949)
Bonds held to maturity	–	(531,890)	–
Notes receivable from related parties	(2,060,630)	(2,373,823)	(25,000)
Officer mortgage loans	(1,376)	(380)	(200)
Mortgage loans	(298,123)	(184,570)	(3,907)
Call options	(276,388)	(139,999)	(16,504)
Other invested assets	(157,001)	(88,800)	(62,907)
	(8,057,832)	(6,189,104)	(2,752,413)

Net purchases of property and equipment	(1,220)	(503)	(718)
Net (purchases) sales of short-term investments	(844,473)	203	(14,381)
Net decrease (increase) in policy loans	18,584	(372,592)	7,565
Net cash and cash equivalents used in investing activities	(5,143,722)	(2,023,132)	(736,623)

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Consolidated Statements of Cash Flows (continued)

	Year Ended December 31
	2013	2012	2011
	(In Thousands)
Financing activities
Payments on mortgage debt and long-term debt	$(7,093)	$(2,335)	$(2,184)
Issuance of notes payable to related parties and long term debt	127,512	8,000	–
Capital contribution from parent	60,000	–	–
Dividends paid to parent	(154,865)	(45,606)	(25,000)
Net change in repurchase agreements	(177,035)	237,795	66,775
Deposits to annuity account balances	6,841,526	3,927,548	1,421,732
Withdrawals from annuity account balances	(300,199)	(840,366)	(265,809)
Net cash and cash equivalents provided by financing activities	6,389,846	3,285,036	1,195,514

Increase in cash and cash equivalents	582,026	1,335,357	532,325
Cash and cash equivalents at beginning of year	1,956,655	621,298	88,973
Cash and cash equivalents at end of year	$2,538,681	$1,956,655	$621,298

Supplemental disclosures of cash flow information
Cash paid during the year for:
Interest	$20,747	$14,363	$13,857
Income taxes	$99,507	$66,851	$4,463

Supplemental disclosures of noncash information
During the years ended December 31, 2013 and 2012, the Company recognized a change in the reinsurance derivative asset of $13,546 and $(3,970), respectively, which is equal to the change in the unrealized gains or losses on the segregated assets supporting the funds withheld liability (see Notes 3 and 9).

The following are noncash assets and liabilities transferred in and out related to reinsurance agreements (see Note 9) and exchanges for new intercompany promissory notes (see Note 16).

Assets (liabilities) transferred out:
Securities available for sale:
Bonds	$1,089,375	$–	$51,770
Equities	–	–	55,188
Short-term investments	–	–	12,500
Mortgage loans, at fair value	110,794	–	–
Other invested assets	22,493	–	35,729
Accrued investment income	–		3,492
Notes receivable from related parties	–	246,137	–
Deferred policy acquisition costs	–	33,379	–
Deferred sales inducement costs	–	1,276	–
Policy reserves	–	(1,725,610)	–
Funds withheld	(1,222,662)	–	–
Total assets (liabilities) transferred out	$–	$(1,444,818)	$158,679

Assets (liabilities) transferred in:
Securities available for sale:
Equities	$–	$36,137	$–
Bonds, fair value option	–	231,754	–
Mortgage loans, at fair value	–	207,189	–
Policy loans	–	22,947	–
Other invested assets	–	210,000	–
Funds withheld	–	(2,152,845)	158,679
Total assets (liabilities) transferred in	$–	$(1,444,818)	$158,679

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements

December 31, 2013

1. Nature of Operations and Significant Accounting Policies

Nature of Operations

The operations of Security Benefit Life Insurance Company (SBL), together with its subsidiaries, Security Distributors, Inc. (SDI), Gennessee Insurance Agency, LLC (Gennessee), Dunbarre Insurance Agency, LLC (Dunbarre), and SAILES 2-0, LLC (SAILES) (referred to herein, collectively, as the Company), consist primarily of marketing and distributing annuities, life insurance, and related products throughout the United States. The Company offers a diversified portfolio of investment products, consisting primarily of individual and group annuities, including fixed index annuities, and mutual fund products through multiple distribution channels. SDI is registered as a broker-dealer with the Securities and Exchange Commission (SEC) and is a member of the Financial Industry Regulatory Authority.

SBL converted from a mutual life insurance company to a stock life insurance company under a mutual holding company structure on July 31, 1998, pursuant to a Plan of Conversion (the Conversion). In connection with the Conversion, Security Benefit Corporation (SBC), a Kansas- domiciled intermediate stock holding company, and Security Benefit Mutual Holding Company (SBMHC), a Kansas-domiciled mutual holding company, were formed. As a result of the Conversion, SBMHC indirectly owned, through its ownership of SBC, all of the issued and outstanding common stock of the Company. During 2010, SBC was purchased by Guggenheim SBC Holdings, LLC (GSBCH) and SBMHC was then demutualized and dissolved.

Basis of Presentation

The consolidated financial statements for the year ended December 31, 2013 include the operations and accounts of SBL and its subsidiaries, SDI, Gennessee, Dunbarre which was formed in August 2013, and SAILES, which was formed in February 2013. The consolidated financial statements for the year ended December 31, 2012 include the operations and accounts of SBL and its subsidiaries, SDI and Gennessee, which was formed in July 2012. The consolidated financial statements for the year ended December 31, 2011 include the operations and accounts of SBL and its subsidiary, SDI.

Significant intercompany accounts and transactions have been eliminated in consolidation.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of the consolidated financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed. For example, significant estimates and assumptions are used in the valuation of investments; valuation of derivative financial instruments; determination of other-than-temporary impairments of investments; amortization of deferred policy acquisition costs, deferred sales inducement costs, and value of business acquired; calculation of liabilities for future policy benefits; and the calculation of income taxes and the recognition of deferred income tax assets and liabilities. Management believes that the estimates used in preparing its consolidated financial statements are reasonable and prudent. However, actual results could differ from those estimates.

Recently Adopted Accounting Pronouncements

On January 1, 2012, the Company adopted, on a prospective basis, Accounting Standards Update (ASU) 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. ASU 2010-26 clarifies the types of costs incurred by an insurance entity that can be capitalized in the acquisition of insurance contracts. Only those costs incurred which result directly from and are essential to the successful acquisition of new or renewal insurance contracts may be capitalized. Incremental costs related to unsuccessful attempts to acquire insurance contracts must be expensed as incurred. The required disclosures are provided in Note 4.

On January 1, 2012, the Company adopted ASU 2011-02, Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring, authoritative guidance which clarifies when creditors should classify a loan modification as a troubled debt restructuring (TDR). A TDR occurs when a creditor grants a concession to a debtor experiencing financial difficulties. Loans denoted as a TDR are considered impaired and are specifically reserved for when calculating the allowance for credit losses. This guidance also ends the indefinite deferral issued in January 2011 surrounding new disclosures on loans classified as a TDR required as part of the credit quality disclosures guidance issued in July 2010. The adoption of ASU 2011-02 did not have a material impact on the consolidated financial statements.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

On January 1, 2012, the Company adopted ASU 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements, authoritative guidance that modifies the criteria for determining when repurchase agreements would be accounted for as secured borrowings as opposed to sales. The adoption of ASU 2011-03 did not have a material impact on the consolidated financial statements.

On January 1, 2012, the Company adopted ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and includes other amendments but does not require additional fair value measurements. The required disclosures are provided in Note 13.

In 2012, the Company adopted ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, authoritative guidance that changes the presentation of comprehensive income in the financial statements. The new guidance eliminates the presentation options contained in current guidance and instead requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that show the components of net income and other comprehensive income, including adjustments for items that are reclassified from accumulated other comprehensive income (AOCI) to net income. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company adopted ASU 2011-05 through two separate but consecutive statements in the consolidated financial statements.

In 2012, the Company adopted ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05, authoritative guidance to defer certain provisions included in ASU 2011-05. This guidance defers only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments to allow the Financial Accounting Standards Board (FASB) time to re-deliberate whether to present on the face of the financial statements the effects of reclassification out of AOCI for all periods presented. The adoption of ASU 2011-12 did not have a material impact on the consolidated financial statements.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

On January 1, 2013, the Company adopted ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. The amendments in ASU 2011-11 enhances disclosures by requiring improved information about financial and derivative instruments that are either (1) offset (netting assets and liabilities) in accordance with Section 210-20-45 or Section 815-10-45 of the FASB Accounting Standards Codification (ASC) or (2) subject to an enforceable master netting arrangement or similar agreement. The adoption of ASU 2011-11 did not have a material impact on the consolidated financial statements.

In 2013, the Company adopted ASU 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, authoritative guidance which provides an entity the option to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. The adoption of ASU 2012-02 did not have a material impact on the consolidated financial statements.

In 2013, the Company adopted ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, authoritative guidance which requires entities to disclose additional information about items reclassified out of accumulated other comprehensive income. Entities are required to disclose information regarding changes in AOCI balances by component and significant items reclassified out of AOCI by component either on the face of the income statement or as a separate footnote to the financial statements. The adoption of ASU 2013-02 did not have a material impact on the consolidated financial statements.

Investments

Bonds classified as held to maturity include securities that the Company has the positive intent and ability to hold to maturity. Held-to-maturity bonds are carried at cost, adjusted for the amortization of premiums and the accrual of discounts, both computed using the effective interest rate method applied over the estimated lives of the securities adjusted for prepayment activity. Bonds classified as available for sale are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in the statement of comprehensive income, net of adjustments related to deferred policy acquisition costs, policy reserves and annuity account values and applicable income taxes. The adjustment related to deferred policy acquisition costs and policy reserves and annuity account values

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

represents the impact from using a discount rate that would have been required if such unrealized gains or losses had been realized. Premiums and discounts are amortized using the effective interest rate method applied over the estimated lives of the assets adjusted for prepayment activity. If it is determined that a decline in fair value is other than temporary, unrealized losses are generally bifurcated between credit- and non-credit-related impairments. Credit-related impairments are recognized in earnings, while non-credit-related impairments are reported as a component of accumulated other comprehensive income or loss.

The Company has elected to utilize the fair value option for certain financial instruments segregated to support the funds withheld liability. The change in fair value of these financial instruments is being recognized through net realized/unrealized gains (losses) in the consolidated statements of operations. The Company holds certain bonds classified as available for sale that have embedded credit derivative features. The embedded credit derivative feature of the securities related to the written credit default swaps are required to be bifurcated or the fair value option for the entire instrument may be elected. The Company has elected to utilize the fair value option for the entire instrument, with the changes in fair value being recognized through net realized/unrealized gains (losses) in the consolidated statements of operations.

Equity securities include common stocks and non-redeemable preferred stocks. Equity securities are classified as available for sale and are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss, net of applicable income taxes. The cost of equity securities is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of operations as a component of net realized/unrealized gains (losses).

Realized capital gains and losses on sales of investments are determined using the average cost method. In addition to net realized gains and losses, unrealized capital gains and losses related to fair value option securities and other-than-temporary impairments (OTTIs) are reported as a component of net realized/unrealized gains (losses) in the consolidated statements of operations.

The Company has entered into bridge loans to provide a short-term loan facility utilized by the borrower until permanent financing can be secured or an existing obligation or project is completed. The Company is obligated to fund the loans only upon request from the borrower and receives a commitment fee on the maturity date for providing the loan facility. The Company has also entered into revolver agreements, which are lines of credit where the borrower is allowed to

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

use the funds as needed and are most often used for operating purposes. The Company receives a commitment fee for providing the line of credit to the borrower. If a portion of a bridge loan or revolver is funded, the Company will receive interest on the amount funded. Open commitments on bridge loans and revolvers are disclosed in Note 14.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income.

The Company has elected to utilize the fair value option for certain mortgage loans that have been segregated to support the funds withheld liability (see Note 9). The changes in fair value of these mortgage loans are recognized through net realized/unrealized gains (losses) in the consolidated statements of operations. The mortgage loans that are not segregated are reported at amortized cost.

Policy loans are reported at unpaid principal.

In February 2013, SAILES acquired an airplane for other investment purposes. SAILES leases the airplane under an operating lease that expires February 28, 2025. The asset is amortized on a straight-line method over 25 years which approximates its estimated productive life. Depreciation on the asset in the amount of $4,358,000 for the year ended December 31, 2013 is included in commissions and other operating expenses in the consolidated statements of operations.

The following is a summary of the asset held at cost less accumulated amortization for the year ended December 31, 2013 (in thousands):

Airplane	$145,000
Less accumulated amortization	(4,358)
$140,642

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees. Total assets of these unconsolidated entities amounted to $186.7 million and $216.8 million at December 31, 2013 and 2012, respectively. The Company’s share of current period net income of the unconsolidated entities included in net investment income is $3.3 million, $9.5 million, and $37.3 million for the years ended December 31, 2013, 2012, and 2011, respectively.

The Company has investments in limited partnerships that are reviewed to determine if they are Variable Interest Entities (VIEs) under ASC Topic 810, Consolidation. If it is determined that the Company is the primary beneficiary, the entity is consolidated into the Company’s consolidated financial statements. The Company continually evaluates whether it is the primary beneficiary of any VIEs.

The Company has a variable interest in a number of limited liability partnerships, which were primarily formed for the purpose of purchasing private equity and fixed income securities, for which the Company is not the primary beneficiary. The determination was based on the conclusion that the Company does not have the power to direct the activities of the VIEs that most significantly impact the entities’ economic performance nor does the Company absorb the significant losses of the VIEs or have rights to a significant portion of the expected benefits. Except for amounts contractually required, the Company did not provide any further financial or other support to the VIEs.

The Company’s maximum exposure to loss of these VIEs is based on existing investments in and additional commitments made to limited partnerships. The Company’s carrying amount of its investment in VIEs reported in other invested assets on the consolidated balance sheets was $128.4 million and $147.6 million at December 31, 2013 and 2012, respectively, compared to its maximum exposure to loss of $131.1 million and $151.3 million at December 31, 2013 and 2012, respectively.

Cash and cash equivalents includes operating cash, other investments with original maturities of 90 days or less, and money market funds principally supported with cash and cash equivalent funds. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Restricted Cash

Restricted cash consists of cash pledged by the Company as collateral, cash restricted to distribution to former policyholders, and cash held in accordance with SEC regulations for exclusive benefit of the Company’s clients. All restricted cash has been segregated from the Company’s operating cash accounts.

Derivatives

The Company hedges exposures to interest rate risk and equity market risk by entering into derivative financial instruments. All of the derivative financial instruments are recognized as an asset or liability in the consolidated balance sheets at estimated fair value. For derivative instruments not receiving hedge accounting but that are economic hedges, the gain or loss is recognized in net income during the period of change.

The Company issues certain products that contain a derivative that is embedded in the product and must be accounted for under ASC 815, Derivatives and Hedging. Under ASC 815, the Company assesses whether the embedded derivative is clearly and closely related to the host contract. When the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. Embedded derivatives, which are reported with the host instrument in the consolidated balance sheets in policy reserves and annuity account values, are reported at fair value, with changes in fair value recognized in the consolidated statements of operations.

In addition, the Company has entered into two coinsurance with funds withheld arrangements, which contain embedded derivatives whose fair value is based on the change in the fair value of the underlying segregated assets (see Note 3).

The agreements between the Company and certain derivatives counterparties require the posting of collateral when the market value of the derivative instruments exceeds the costs of the instruments subject to certain thresholds agreed upon with the counterparties. Collateral posted by counterparties is reported in the consolidated balance sheets in cash and cash equivalents with a corresponding liability reported in other liabilities.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Deferred Policy Acquisition Costs

To the extent recoverable from future policy revenues and gross profits, incremental direct costs of the contract acquisition (commissions) as well as certain costs directly related to acquisition activities (underwriting, other policy issuance and processing, and selling costs) for the successful acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs but are instead included in deferred sales inducement costs in the consolidated balance sheets. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of actual and expected gross profits from investments (gross blended separate account return assumption of 7.69% for all years), mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on assets, with the adjustment reflected in stockholder’s equity as a component of accumulated other comprehensive income or loss, net of applicable income taxes.

For insurance and annuity contracts, policyholders can elect to modify product benefits, features, rights, or coverages by exchanging a contract for a new contract or by an amendment, an endorsement, or a rider to a contract or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of the new contract. Consistent with this, the Company anticipates these transactions in establishing amortization periods and other valuation assumptions.

Deferred Sales Inducement Costs

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Deferred Selling Commissions

The Company defers certain costs, principally sales commissions, paid to broker-dealers in connection with the sale of certain variable annuity products with fees generated from the products and contingent deferred sales charges. These deferred selling commissions are amortized based on the revenue stream of contingent deferred sales charges and product fees.

Value of Business Acquired

Value of business acquired (VOBA) is an asset that reflects the present value of estimated net cash flows embedded in the insurance contracts that existed at the time of the change in control. VOBA is amortized in a similar manner to the amortization of deferred policy acquisition costs.

Intangible Assets

In accordance with ASC Topic 350, Intangibles – Goodwill and Other, intangible assets meeting certain criteria are recognized apart from goodwill. This guidance prohibits the amortization of intangible assets with indefinite useful lives. Intangible assets with finite lives are amortized over their estimated useful lives. Intangible assets are qualitatively reviewed at least annually for indicators of impairment in value. If facts and circumstances suggest possible impairment, the amount of such impairment is calculated based on the estimated fair value of the assets.

Property and Equipment

Property and equipment, including home office real estate, furniture and fixtures, and data processing equipment and certain related systems, are recorded at cost less accumulated depreciation. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which is 3 to 39 years.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The following is a summary of property and equipment at cost, less accumulated depreciation as of December 31:

	2013	2012
	(In Thousands)

Land	$5,630	$5,630
Land improvements	367	367
Building	45,410	44,455
Furniture	1,997	1,986
Data processing equipment	352	296
Computer software	1,965	1,965
Other	561	361
	56,282	55,060
Less accumulated depreciation	9,468	7,554
	$46,634	$47,506

The Company leases a portion of its office facility to the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that expires May 31, 2022, with related early settlements available after May 31, 2017, with written notice at least two years in advance by either party. Certain operating expenses of the premises are the responsibility of FHLB, while others are reimbursed to the Company (see Note 14).

Business-Owned Life Insurance

The Company has invested in business-owned life insurance. The investment is carried in other assets at net policy value of $20,174,000 and $20,609,000 at December 31, 2013 and 2012, respectively, with the change in net policy value recorded in other revenue of $305,000, $580,000, and $690,000 for the years ended December 31, 2013, 2012, and 2011, respectively.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Separate Accounts

The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at an equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the consolidated statements of operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment earnings in the accompanying consolidated statements of operations. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

The Company also issues variable annuity contracts through separate accounts that include various types of guaranteed minimum death benefit (GMDB), guaranteed minimum accumulation benefit (GMAB), guaranteed minimum withdrawal benefit (GMWB), and guaranteed minimum income benefit (GMIB) features. As discussed in Note 3, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each guaranteed living benefit (GLB) feature.

The Company issued to certain related parties funding agreements through separate accounts whereby the contract holders elect to invest in various investment options offered under the policy. Contract holders have the ability to take policy loans, which are secured by the policy, up to an amount specified in the policy. As of December 31, 2013 and 2012, separate account investments funded through these agreements were held in the amount of $1,115,577,000 and $925,220,000, respectively, and are reported in separate account assets and liabilities on the consolidated balance sheets. Policy loans related to these separate accounts totaled $365,990,000 and $379,050,000 as of December 31, 2013 and 2012, respectively, and were reported in policy loans on the consolidated balance sheets. Investment income and gains or losses arising from the

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

investments in the separate account funding agreements accrue directly to the contract holders and, therefore, are not included in investment earnings in the accompanying consolidated statements of operations. Revenues to the Company from the separate account funding agreements consist primarily of administrative fees and interest on the policy loans issued to the contract holders.

Policy Reserves and Annuity Account Values

Liabilities for future policy benefits for traditional life products are computed using a net level-premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.

Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 1.0% to 4.5% during 2013, from 1.0% to 10% during 2012, and from 1.25% to 10% during 2011. Policy reserves are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in stockholder’s equity as a component of accumulated other comprehensive income or loss, net of applicable income taxes.

Policy reserves and annuity account values also include funding agreements of $1.4 billion and $884 billion at December 31, 2013 and 2012, respectively, which are classified as investment-type contracts. These liabilities consist of floating interest rate and fixed interest rate contracts. These agreements have call provisions that allow the holder of the funding agreements the right to require the funding agreement be redeemed by the Company if certain adverse conditions occur.

The Company offers fixed index annuity products with returns linked to the performance of certain indices. The fixed index annuity products also offer a guaranteed lifetime withdrawal benefit (GLWB) and GMDB. The GLWB and GMDB guarantees are accounted for as benefit reserves. Policy reserves for index annuities are equal to the sum of the fair value of the embedded index options, the host (or guaranteed) components of the index account, and the fixed account accumulated with interest and without reduction for potential surrender charges, plus the benefit reserves for the GLWB and GMDB benefits. The host value is established at inception of the contract and is accreted over the policy’s life at a constant rate of interest. Fair value of the

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

embedded index options is calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect the Company’s credit risk and an additional provision for adverse deviation.

Reinsurance Agreements

The Company utilizes reinsurance agreements to manage certain risks associated with the annuity operations and to reduce exposure to large losses. In the accompanying consolidated financial statements, premiums, benefits, settlement expenses, and deferred policy acquisition costs are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from similar activities or economic characteristics of reinsurers, and requires collateralization of liabilities ceded where allowable by contract.

Deferred Income Taxes

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company’s consolidated statements of operations as a component of income tax expense, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available for sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets to an amount that represents management’s best estimate of the amount of such deferred income tax assets that will more likely than not be realized using the enacted tax rates and laws.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Recognition of Revenues

Traditional life insurance products include whole life insurance, term life insurance, and certain annuities. Premiums for these traditional products are recognized as revenues when due. Revenues from deferred annuities consist of policy charges for the mortality and expense risk charges, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

Commissions, support fees, and distribution fees include variable point-of-sale fees and asset-based fees that are generally based on a contractual fee as a percentage of assets and recognized when earned. Additionally, distribution fees also include fees received under marketing support arrangements for sales of mutual funds of other companies. These fees are accrued and paid on a monthly basis based on contractual agreements. Revenue-sharing fees represent amounts earned under agreements with the investment advisors and/or underwriters of mutual funds that are in the underlying variable annuities.

The Company evaluates the need for an allowance for accounts receivable that it believes will not be collected in full. There was no allowance for doubtful accounts at December 31, 2013 or 2012.

Reclassifications

In the prior year’s consolidated balance sheet, the reinsurance derivative asset/liability was reclassified out of reinsurance recoverable and funds withheld, and mutual funds trading was reclassified to other invested assets to conform to the current year’s presentation.

Correction of an Error

During 2013, the Company recorded an immaterial adjustment to reclassify securities from held to maturity to available for sale. As of December 31, 2012, the Company should have reported the bonds held to maturity as available for sale, which would have resulted in the recognition of $2,565,000 of net unrealized gains, a net deferred tax liability of $898,000 and an increase to other comprehensive income (OCI) of $1,667,000.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

2. Investments

Fixed Maturities and Equity Securities

Information as to the amortized cost, gross unrealized gains and losses, OTTIs in OCI, and fair values of the Company’s portfolio of bonds and equity securities available for sale is as follows:

	December 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	OTTIs	Fair
	Cost	Gains	Losses	in OCI	Value
Available for sale	(In Thousands)
Bonds:
U.S. Treasury securities and other U.S. government corporations and agencies	$610,228	$196	$51,923	$–	$558,501
Obligations of government-sponsored enterprises	600,633	9,575	24,557	–	585,651
Corporate	3,532,923	87,228	39,753	3	3,580,395
Obligations of foreign governments	2,627	164	–	–	2,791
Municipal obligations	330,290	11,155	8,126	–	333,319
Commercial mortgage-backed	595,116	12,437	28,290	–	579,263
Residential mortgage-backed	225,389	3,461	5,436	–	223,414
Collateralized debt obligations	47,425	2,366	470	–	49,321
Other debt obligations(1)	2,517,768	39,948	20,645	–	2,537,071
Total bonds	$8,462,399	$166,530	$179,200	$3	$8,449,726

Equity securities:
Financial	$50,776	$2,335	$3,072	$–	$50,039
Mutual fund	45,992	–	671	–	45,321
Government	51,210	–	–	–	51,210
Technology	1,689	8	158	–	1,539
Warrants	273	8	–	–	281
Total equity securities	$149,940	$2,351	$3,901	$–	$148,390

(1) Other debt obligations consist of other asset-backed securities and bank loans.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	OTTIs	Fair
	Cost	Gains	Losses	in OCI	Value
Available for sale	(In Thousands)
Bonds:
U.S. Treasury securities and other U.S. government corporations and agencies	$18,584	$588	$10	$–	$19,162
Obligations of government-sponsored enterprises	310,293	3,127	381	–	313,039
Corporate	2,250,927	131,801	10,455	–	2,372,273
Obligations of foreign governments	45,052	4,638	–	–	49,690
Municipal obligations	267,484	31,023	384	–	298,123
Commercial mortgage-backed	343,617	22,275	484	–	365,408
Residential mortgage-backed	419,202	25,229	69	2	444,360
Other mortgage-backed	140,747	5,948	68	–	146,627
Collateralized debt obligations	24,327	10,327	67	25	34,562
Other debt obligations(1)	1,389,218	49,484	14,706	6	1,423,990
Total bonds	$5,209,451	$284,440	$26,624	$33	$5,467,234

Equity securities:
Financial	$15,354	$900	$24	$–	$16,230
Mutual fund	71,368	200	766	–	70,802
Government	38,778	–	–	–	38,778
Technology	915	–	135	–	780
Industrial	2,700	241	11	–	2,930
Warrants	272	58	63	–	267
Total equity securities	$129,387	$1,399	$999	$–	$129,787

Held to maturity
Bonds:
Corporate	$26,564	$2,568	$3	$–	$29,129
Other debt obligations	531,890	–	–	–	531,890
Total held to maturity	$558,454	$2,568	$3	$–	$561,019

(1) Other debt obligations consist of other asset-backed securities and bank loans.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The amortized cost and fair value of bonds at December 31, 2013, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Available for Sale
	Amortized	Fair
	Cost	Value
	(In thousands)

Due in one year or less	$51,718	$51,792
Due after one year through five years	671,174	688,727
Due after five years through ten years	1,643,940	1,646,672
Due after ten years	2,109,236	2,087,815
Mortgage-backed securities and other asset-backed securities	3,986,331	3,974,720
	$8,462,399	$8,449,726

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

For bonds and equity securities with unrealized losses as of December 31, 2013 and 2012, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

	December 31, 2013
	Less Than 12 Months		Greater Than or Equal to 12 Months		Total
	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses
	(In Thousands)
Bonds, available for sale:
U.S. Treasury securities and other U.S. government corporations and agencies	$537,626	$51,923	$–	$–	$537,626	$51,923
Obligations of government-sponsored enterprises	260,085	24,554	132	3	260,217	24,557
Corporate	1,118,910	39,614	4,875	142	1,123,785	39,756
Municipal obligations	132,969	8,126	–	–	132,969	8,126
Commercial mortgage-backed	310,023	28,290	–	–	310,023	28,290
Residential mortgage-backed	124,346	5,426	1,145	10	125,491	5,436
Collateralized debt obligations	30,152	470	–	–	30,152	470
Other debt obligations	537,008	8,338	205,112	12,307	742,120	20,645
Total bonds, available for sale	$3,051,119	$166,741	$211,264	$12,462	$3,262,383	$179,203

Total equity securities available for sale	$48,267	$3,350	$6,755	$551	$55,022	$3,901

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

	December 31, 2012
	Less Than 12 Months		Greater Than or Equal to 12 Months		Total
	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses
	(In Thousands)
Bonds, available for sale:
U.S. Treasury securities and other U.S. government corporations and agencies	$2,728	$10	$–	$–	$2,728	$10
Obligations of government-sponsored enterprises	47,352	375	318	6	47,670	381
Corporate	388,551	6,505	40,351	3,950	428,902	10,455
Municipal obligations	4,638	384	–	–	4,638	384
Commercial mortgage-backed	13,947	456	760	28	14,707	484
Residential mortgage-backed	6,415	15	1,749	56	8,164	71
Other mortgage-backed	4,358	68	–	–	4,358	68
Collateralized debt obligations	180	67	26	25	206	92
Other debt obligations	80,280	1,150	242,079	13,562	322,359	14,712
Total bonds, available for sale	$548,449	$9,030	$285,283	$17,627	$833,732	$26,657

Total equity securities available for sale	$2,443	$98	$7,712	$901	$10,155	$999

Total bonds held to maturity	$–	$–	$778	$3	$778	$3
As of December 31, 2013, the Company held $3,262 million in available-for-sale fixed maturity securities with unrealized losses of $179.2 million. The Company’s available-for-sale portfolio consists of fixed maturity securities where 93% are investment grade (rated AAA through BBB-). For those securities that have been in a loss position for less than 12 months, the Company holds 720 securities with a carrying value of $3,051.1 million and unrealized losses of $166.7 million. Of this portfolio, 92% were investment grade (rated AAA through BBB-) at December 31, 2013. For those securities that were in a continuous loss position greater than or equal to 12 months, the Company holds 34 securities with a carrying value of $211.3 million and unrealized losses of $12.5 million. Of this portfolio, 98% were investment grade (rated AAA through BBB-) at December 31, 2013. The Company does not believe any of the unrealized losses represent OTTIs at December 31, 2013. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

As of December 31, 2012, the Company held $834.0 million in available-for-sale fixed maturity securities with unrealized losses of $26.7 million. The Company’s available-for-sale portfolio consists of fixed maturity securities where 88% are investment grade (rated AAA through BBB-). For those securities that have been in a loss position for less than 12 months, the Company holds 180 securities with a carrying value of $548.0 million and unrealized losses of $9.1 million. Of this portfolio, 92% were investment grade (rated AAA through BBB-) at December 31, 2012. For those securities that were in a continuous loss position greater than or equal to 12 months, the Company holds 71 securities with a carrying value of $285.0 million and unrealized losses of $17.6 million. Of this portfolio, 76% were investment grade (rated AAA through BBB-) at December 31, 2012. The Company does not believe any of the unrealized losses represent OTTIs at December 31, 2012. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because the Company expected to recover our amortized cost, it was not the Company’s intent to sell the fixed maturity available-for-sale securities with unrealized losses, and it was not more likely than not that the Company would be required to sell these securities before recovery of the amortized cost, which may be maturity, the Company did not consider these investments to be other-than-temporarily impaired at December 31, 2013. The Company closely monitors those securities where impairment concerns may exist. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (3) for fixed maturity securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis, and in the case of equity securities, the Company’s ability and intent to hold the security to maturity or until it recovers in value; and (4) in the evaluation of the potential impairment of asset-backed securities, several factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions. With respect to equity securities, the Company considers in its other-than-temporary impairment analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. Based upon this evaluation, it was determined that the Company has the ability and intent to hold these investments until a recovery of fair value. To the extent the Company determines that an equity security is deemed other-than-temporarily impaired, the difference between amortized cost and

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

fair value is charged to earnings. The Company recognizes an other-than-temporary impairment of the difference between the amortized cost and fair value for debt securities in net income if the Company intends to sell the security or it is more likely than not the Company will be required to sell the security before the recovery of the amortized cost basis. For debt securities that the Company does not expect to recover the amortized cost basis, does not plan to sell, and it is not more likely than not that the Company would be required to sell the security before recovery of the amortized cost basis, the other-than-temporary impairment is bifurcated. The credit portion of the loss is recognized in net income, and the noncredit portion is recognized in OCI.

The credit loss component of a debt security impairment is estimated as the difference between amortized cost and the present value of the expected cash flows of the security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. For fixed rate securities, the present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security just prior to impairment. For variable rate securities, the present value is determined using the best estimate cash flows discounted at the variable rate that exists as of the date the cash flow estimate is made. The asset-backed securities cash flow estimates are based on bond-specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity, prepayment speeds, and structural support, including subordination and guarantees.

The following table provides a rollforward of accumulated credit losses for fixed maturity securities with bifurcated credit losses. The purpose of the table is to provide detail of (1) additions to bifurcated credit loss amounts recognized in net realized gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Balance at beginning of year	$(1,163)	$(497)	$(84)
Credit losses for which an other-than-temporary impairment was not previously recognized	(2,374)	(666)	(491)
Reduction for securities sold during the period or intended to be sold	44	–	82
Additional credit loss impairments on securities previously impaired	(37)	–	(4)
Balance at end of year	$(3,530)	$(1,163)	$(497)

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Major categories of net investment income are summarized as follows for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Interest on bonds, available for sale	$336,979	$283,426	$210,608
Interest on bonds, fair value option	7,547	2,545	–
Interest on intercompany notes	43,508	32,388	20,928
Dividends on equity securities	2,615	3,373	3,145
Dividends on equities, fair value option	33	–	–
Dividends on mutual funds	–	82	374
Interest on mortgage loans	15,816	2,774	421
Interest on mortgage loans, at fair value	7,117	3,831	–
Interest on policy loans	50,309	23,162	4,726
Interest on short-term investments	35,221	9,769	2,953
Other	7,723	18,707	38,557
Total investment income	506,868	380,057	281,712

Less:
Investment expenses	21,162	15,254	9,774
Ceded to reinsurer	15,637	6,911	–
Net investment income	$470,069	$357,892	$271,938

Proceeds from sales of bonds and equity securities available for sale and realized gains and losses are as follows for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Proceeds from sales	$434,043	$982,599	$1,096,595
Gross realized gains	82,132	35,637	14,955
Gross realized losses	5,715	3,835	1,836

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

During the year ended December 31, 2013, the Company sold held-to-maturity securities with a net carrying amount of $113.8 million, resulting in a gain of $76,000. This transaction impaired the Company’s ability to hold other held-to-maturity securities. As a result, all of the other held-to-maturity securities have been classified as available for sale, which caused the Company to recognize the unrealized gain/loss on the securities through OCI.

Net realized/unrealized gains (losses), net of ceded reinsurance gains and associated amortization of deferred policy acquisition costs and VOBA, consist of the following for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Realized gains (losses), available for sale:
Bonds	$78,168	$32,135	$13,060
Equity securities	(1,751)	(333)	59
Other invested assets	8,225	1,354	(4)
Total net realized gains	84,642	33,156	13,115

Realized gains, fair value option:
Bonds	469	3	–

Impairments:
OTTI of available-for-sale bonds	(2,414)	(5,982)	(495)
Portion of OTTIs recognized in OCI	3	32	–
OTTI of other invested assets	–	–	(308)
Total impairments	(2,411)	(5,950)	(803)

Other gains (losses):
Synthetic bonds	1,919	5,631	(3,879)
Call options	112,147	5,259	(4,372)
Mutual funds	–	(62)	116
Bonds, fair value option	(12,968)	1,630	–
Mortgage loans, at fair value option	602	(759)	–
Equity securities, fair value option	(57)	–	–
Mutual funds, other than trading	–	–	590
Embedded derivative on reinsurance contracts	12,423	(706)	–
Total other gains (losses)	114,066	10,993	(7,545)
	196,766	38,202	4,767

Net ceded reinsurance gains	(469)	(3)	–
Related impact on deferred policy acquisition costs and VOBA	(1,883)	(4,826)	(979)
Net realized/unrealized gains	$194,414	$33,373	$3,788

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

During the year ended December 31, 2013, the Company recognized a gain of $64 million related to the transfer of assets to a related party in settlement of a funds withheld liability (see Note 9).

There were no outstanding agreements to sell securities at December 31, 2013.

At December 31, 2013 and 2012, the Company had securities and cash pledged with a market value of approximately $1,016 million and $859.0 million, respectively, as collateral in relation to its structured institutional products, for the line of credit with FHLB and the home office building (see Note 15).

At December 31, 2013 and 2012, the Company had securities and cash pledged with a market value of approximately $361.0 million and $598.0 million, respectively, as collateral in relation to its reinsurance agreements (see Note 9).

At December 31, 2013 and 2012, available-for-sale bonds with a carrying amount of $4.4 million and $4.3 million, respectively, were held in joint custody with the various state insurance departments to comply with statutory regulations.

Mortgage Loans

Mortgage loans consist of commercial and officer residential mortgage loans. The Company evaluates risks inherent in the brick and mortar commercial mortgage loans based on the property’s operational results supporting the loan. The Company also evaluates the risks inherent in its first lien residential mortgage loan portfolio. The carrying amount of the Company’s mortgage loan portfolio was as follows at December 31:

	2013	2012
	(In Thousands)

Commercial mortgage loans	$478,008	$184,286
Commercial mortgage loans, at fair value (amortized cost of $40,177 and $195,478 as of December 31, 2013 and 2012, respectively)	40,020	194,719
Residential mortgage loans	7,783	7,093
Total carrying cost	525,811	386,098
Valuation allowance	–	–
Net carrying value	$525,811	$386,098

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The Company periodically purchases mortgage loans as well as sells mortgage loans it has originated. The Company purchased $298,123,000 and sold $110,794,000 commercial mortgage loans during the year ended December 31, 2013. The Company purchased $184,570,000 and sold no commercial mortgage loans during the year ended December 31, 2012. The Company issued $1,376,000 and sold no residential mortgage loans during the year ended December 31, 2013. The Company issued $380,000 and sold no residential mortgage loans during the year ended December 31, 2012.

The commercial mortgage loan portfolio consists primarily of nonrecourse, fixed rate mortgages. Commercial mortgage loans represent a primary area of credit risk exposure.

The commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows at December 31:

	2013		2012
	Carrying Amount	Percent of Total	Carrying Amount	Percent of Total
	(Dollars In Thousands)
Geographic distribution
Middle Atlantic	$7,835	1%	$7,967	2%
New England	25,228	5	–	–
East North Central	98,520	19	63,551	17
West North Central	41,416	8	19,095	5
South Atlantic	85,785	16	15,912	4
East South Central	15,045	3	–	–
West South Central	82,250	16	75,663	20
Mountain	44,721	9	78,651	21
Pacific	117,228	23	118,166	31
Total	$518,028	100%	$379,005	100%

Property type distribution
Office	$73,375	14%	$67,233	18%
Retail	180,788	35	119,424	32
Industrial	72,505	14	4,136	1
Apartments	160,860	31	174,204	45
Hotel	23,000	5	–	–
Mixed use/other	7,500	1	14,008	4
Total	$518,028	100%	$379,005	100%

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The first lien residential mortgages are concentrated in the United States.

The Company actively monitors and manages its commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating model. The Company’s internal rating analysis presents expected losses in terms of a Standard & Poor’s (S&P) bond equivalent rating. As the credit risk for commercial mortgage loans increases, the Company adjusts the internal ratings downwards with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.

Commercial mortgage loans that require more frequent and detailed attention than other loans in the portfolio are identified and placed on an internal “watch list”. Among the criteria that would indicate a potential problem are imbalances in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

The Company’s commercial mortgage loan portfolio, consisting of brick and mortar loans, by credit risk was as follows at December 31:

	2013	2012
	(In Thousands)

A– and above	$441,364	$353,978
BBB + thru BBB –	58,136	17,544
BB + thru BB –	18,528	7,483
B + and below	–	–
Total carrying value	$518,028	$379,005

The residential mortgage loan portfolio is monitored based on performance of the loans. The Company defines nonperforming residential mortgage loans as loans which are 90 days or greater delinquent or on nonaccrual status. All of the residential first lien mortgage loans were performing as of December 31, 2013 and 2012.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Commercial and residential mortgage loans are placed on nonaccrual status if the Company has concerns regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. When a loan is placed on nonaccrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved. There were no commercial or residential mortgage loans on nonaccrual status at December 31, 2013 and 2012, respectively.

The Company reviews the commercial mortgage loan portfolio and analyzes the need for a valuation allowance. The Company did not have a valuation allowance as of December 31, 2013 and 2012 on the commercial or residential mortgage portfolios.

Repurchase Agreements

The Company engages in reverse repurchase agreements to increase its return on investments and improve liquidity. Under reverse repurchase agreements, the Company purchases securities and agrees to sell substantially the same securities as those purchased. The Company’s policy requires that, at all times during the term of the reverse repurchase agreement, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. As of December 31, 2013 and 2012, the Company had $0 and $572,966,000, respectively, in reverse repurchase agreements.

The Company also enters into repurchase agreements, whereby the Company borrows cash from a counterparty at an agreed-upon interest rate for an agreed-upon time frame and pledges collateral in the form of securities. At the end of the agreement, the Company repays the loan amount along with the additional agreed-upon interest, and the securities pledged are released from collateral. The Company’s policy requires that, at all times during the term of the repurchase agreement, cash or other collateral types provided is sufficient to fund substantially all of the cost of purchasing replacement assets. The carrying value of the securities pledged for the repurchase agreements was $141,825,000 and $318,671,000 as of December 31, 2013 and 2012, respectively. The repurchase obligation was $127,535,000 and $304,570,000 as of

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

December 31, 2013 and 2012, respectively, and is included in repurchase agreements in the consolidated balance sheets. Accrued interest of $185,000 and $43,000 as of December 31, 2013 and 2012, respectively, was included in accrued investment income in the consolidated balance sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments. The Company believes the counterparties to the reverse repurchase agreements are financially responsible and the counterparty risk is minimal as of December 31, 2013.

3. Derivative Instruments

The Company’s overall risk management strategy includes the use of derivative financial instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk and equity market risk associated with assets held and liabilities incurred or expected to be incurred. Derivative instruments are also used to change the characteristics of the Company’s asset/liability mix to be consistent with the Company’s risk management strategy. The Company’s risk of loss exposure is typically limited to the fair value of the derivative financial instruments and not the notional or contractual amounts of the derivatives.

The Company recognizes all derivative financial instruments, such as interest rate swaps, call options, and embedded derivatives in the consolidated financial statements at fair value, with appropriate adjustments to fair value for counterparty nonperformance risk, regardless of the purpose or intent for holding the instrument.

The Company sells fixed indexed deferred annuity contracts, which guarantee the return of principal to the policyholder and credit interest based on a percentage of the gain in a specified market index. Most of the premium received is invested in investment grade fixed income securities, and a portion is used to purchase derivatives consisting of one-year or five-year call options on the applicable markets to fund the index credits due to the index annuity policyholders. On the respective anniversary dates of the indexed annuity contracts, the market index used to compute the index credits is reset and new call options are purchased to fund the next index credit. Although the call options are designed to be effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting under ASC 815.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

3. Derivative Instruments (continued)

The call options are measured at fair value with the mark-to-market generally offsetting the change in the value of the embedded derivative within the product. These call options are highly correlated to the portfolio allocations of the policyholders, such that the Company is economically hedged with respect to index returns for the current reset period.

The Company has certain variable annuity GLB products with GMWB and GMAB features that are embedded derivatives. Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC, and embedded derivatives accounted for under the Derivatives and Hedging and Fair Value Measurements and Disclosures Topics of the FASB ASC. The value of the embedded derivative reserve and the benefit reserve are calculated based on the specific characteristics of each GLB feature.

In addition, the Company has entered into two coinsurance with funds withheld arrangements, one with Guggenheim Life and Annuity Company (GLAC), a related party, and one with an unrelated party (see Note 9). There is also one coinsurance agreement with an unrelated party. Under ASC 815, the Company’s reinsurance agreements contain an embedded derivative that requires bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the Company. The embedded derivative in the funds withheld liability has characteristics similar to a total return swap, as the Company cedes the total return on a designated investment portfolio to the reinsurer. The reinsurer then assumes the interest credited to the policyholders on the policies covered by the agreements, which is relatively fixed. The value of the embedded derivative in the funds withheld liability is equal to the value of the unrealized gain or loss on the segregated assets. The value of the embedded derivative in the coinsurance agreement is equal to the value of the embedded derivative in the variable annuity product.

The fair value of interest rate swaps is included in other liabilities in the consolidated balance sheets. The fair value of the equity call options is included in call options in the consolidated balance sheets. The fair value of the embedded derivative financial instruments is included in policy reserves and annuity account values in the consolidated balance sheets. The fair value of the embedded derivative within the coinsurance funds withheld arrangements and coinsurance agreement is included in the reinsurance derivative asset in the consolidated balance sheets.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

3. Derivative Instruments (continued)

Notional amounts are used to express the extent of the Company’s involvement in derivative financial instruments and represent a standard measurement of the volume of the derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received. Credit exposure represents the gross amount owed to the Company under the derivative contracts as of the valuation date.

The notional amounts and maximum amount of loss due to credit risk (fair value) that the Company would incur if parties to the call options failed completely to perform according to the terms of the contracts as of December 31 are as follows:

			2013
Counterparty	Credit Rating (S&P)	Credit Rating (Moody’s)	Notional Amount	Fair Value
			(In Thousands)

Barclay’s	A-	A3	$ 371,700	$ 12,213
Bank of America	A-	Baa2	759,200	20,390
JP Morgan	A	A3	970,600	39,821
Morgan Stanley	A-	Baa2	1,434,800	71,820
Royal Bank of Scotland	BBB+	Baa1	2,491,300	185,040
Societe Generale	A	A2	1,569,000	74,337
			$7,596,600	$ 403,621

			2012
Counterparty	Credit Rating (S&P)	Credit Rating (Moody’s)	Notional Amount	Fair Value
			(In Thousands)

Barclay’s	A+	A1	$ 88,250	$ 1,239
Bank of America	A	A3	865,500	15,759
JP Morgan	A+	NR	912,200	14,829
Royal Bank of Scotland	A-	Baa1	988,100	95,747
Societe Generale	A	A2	480,350	7,587
			$3,334,400	$ 135,161

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

3. Derivative Instruments (continued)

Collateral posted by counterparties at December 31, 2013 and 2012, applicable to derivative instruments, was $195,141,000 and $33,580,000, respectively, and is reflected in the consolidated balance sheets in cash and cash equivalents. This collateral is restricted as to its use. The obligation to repay the collateral is reflected in the consolidated balance sheets in other liabilities. In addition, the Company has entered into a tri-party arrangement with a counterparty, whereby collateral is posted to and held by a third party. At December 31, 2013 and 2012, collateral posted by the counterparty under the tri-party arrangement was $184,252,000 and $94,419,000, respectively, which is not reflected in the consolidated financial statements.

The Company has entered into fixed-to-float interest rate swaps which are contracts with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts based on London Interbank Offered Rate (LIBOR). Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. The Company uses interest rate swaps to effectively modify fixed rate bonds into floating rate investments based on LIBOR.

Details regarding the interest rate swaps as of December 31 are as follows:

				2013
Counterparty	Maturity Date	Pay Rate	Receive Rate	Notional Amount	Fair Value
				(In Thousands)

JP Morgan	12/02/2020	0.25%	2.618%	$ 10,000	$ 125

				2012
Counterparty	Maturity Date	Pay Rate	Receive Rate	Notional Amount	Fair Value
				(In Thousands)

JP Morgan	9/30/2013	4.805%	0.362%	$ 5,000	$ (163)
JP Morgan	10/1/2013	4.654%	0.360%	6,000	(186)
				$ 11,000	$ (349)

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

3. Derivative Instruments (continued)

The fair value of the Company’s derivative financial instruments classified as assets and liabilities in the consolidated balance sheets as of December 31 is as follows:

	Derivative Asset		Derivative Liability
	2013	2012	2013	2012
	(In Thousands)

Interest rate swaps	$125	$–	$–	$349
Call options	403,621	135,161	–	–
Embedded derivatives:
GMWB and GMAB reserves	–	–	9,077	17,317
Fixed index annuity contracts	–	–	678,552	265,635
Reinsurance contract	15,203	4,437	–	–
Total derivative financial instruments	$418,949	$139,598	$687,629	$283,301

The Company’s derivative financial instruments are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. The changes in the market value of the interest rate swaps are included in net investment income on the consolidated statements of operations. The changes in the market value of the call options are included in net realized/unrealized gains (losses) in the consolidated statements of operations. The changes in the market value of the embedded derivatives for the GMWB and GMAB reserves and fixed index annuity contracts are included in interest credited to account balances in the consolidated statements of operations. The change in the fair value of the embedded derivative within the coinsurance funds withheld arrangement is included in net realized/unrealized gains (losses) in the consolidated statements of operations. The change in the fair value of the embedded derivative within the coinsurance arrangement is included in interest credited to account balances in the consolidated statements of operations.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

3. Derivative Instruments (continued)

The following table shows the change in the fair value of the derivative financial instruments in the consolidated statements of operations for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Interest rate swaps	$(1,431)	$460	$464
Call options	112,147	5,259	(4,372)
Embedded derivatives:
GMWB and GMAB reserves	8,240	855	(1,871)
Fixed index annuity contracts	(85,130)	42,398	(3,602)
Reinsurance contract	10,766	(753)	78
Total change in derivative financial instruments	$44,592	$48,219	$(9,303)

4. Deferred Policy Acquisition Costs

The following table summarizes the components of deferred policy acquisition costs as of December 31:

	2013	2012
	(In Thousands)

Deferred policy acquisition costs	$339,223	$67,933
Unearned premium liability	(1,969)	(2,324)
Deferred selling commissions	1,556	1,244
Balance at end of year	$338,810	$66,853

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

4. Deferred Policy Acquisition Costs (continued)

An analysis of the deferred policy acquisition cost asset balance (excluding the value of business acquired, deferred broker/dealer commissions, and net of unearned premium liability) is presented below for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Balance at beginning of year	$67,933	$91,363	$5,042
Cost deferred	275,314	73,860	90,433
Imputed interest	6,862	3,346	3,649
Amortized to expense	(68,966)	(31,678)	(6,317)
Effect of realized gain	(1,611)	(3,373)	(437)
Effect of unrealized loss (gain)	59,691	(34,530)	(1,007)
Effects of reinsurance agreement (see Note 9)	–	(31,055)	–
Balance at end of year	$339,223	$67,933	$91,363

The Company would have deferred costs of $86,243,000 for the year ended December 31, 2012, based on assumptions utilized prior to the adoption of ASU 2010-26.

As a result of the coinsurance agreement entered into on December 31, 2012 (see Note 9), the Company recorded an unearned premium liability in the amount of $2,324,000, which is being amortized over the estimated life of the business reinsured, in relation to estimated gross profits. The unearned premium liability and related accumulated amortization are reported as a component of deferred policy acquisition costs on the consolidated balance sheets.

An analysis of the unearned premium liability and associated amortization is presented below for the years ended December 31:

	2013	2012
	(In Thousands)

Balance at beginning of year	$(2,324)	$–
Unearned premium liability	–	(2,324)
Amortized to expense	355	–
Balance at end of year	$(1,969)	$(2,324)

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

4. Deferred Policy Acquisition Costs (continued)

For certain mutual fund share classes that do not have a front-end sales charge, the Company pays a selling commission to the selling broker-dealer. The Company accounts for these charges under the cost deferral method of accounting for distributors of mutual funds. The selling commissions are capitalized and amortized based on the revenue stream of contingent deferred sales charges and distribution fees. An analysis of deferred selling commissions is presented below for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Balance at beginning of year	$1,244	$799	$250
Costs deferred	624	652	649
Amortized to expense	(312)	(207)	(100)
Balance at end of year	$1,556	$1,244	$799

5. Deferred Sales Inducements

An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Balance at beginning of year	$303,199	$86,828	$–
Costs deferred	348,382	229,657	85,684
Imputed interest	11,917	6,375	–
(Amortized) accreted to expense	(51,916)	(18,385)	1,144
Effects of reinsurance agreement (see Note 9)	–	(1,276)	–
Balance at end of year	$611,582	$303,199	$86,828

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

6. Value of Business Acquired

The Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs. An analysis of VOBA and associated amortization is presented below for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Balance at beginning of year	$33,224	$44,405	$53,792
Interest imputed	1,995	2,642	3,056
Amortized to expense	(5,949)	(7,477)	(7,968)
Effect of realized gain	(272)	(1,453)	(542)
Effect of unrealized loss (gain)	6,590	(4,893)	(3,933)
Balance at end of year	$35,588	$33,224	$44,405

The weighted average amortization period is 21 years for VOBA.

The estimated future amortization schedule for the next five years based on current assumptions is expected to be as follows (in thousands):

2014	$3,522
2015	2,932
2016	2,670
2017	2,539
2018	2,463

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

7. Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) are as follows (in thousands):

	Pre-Tax	Tax	After-Tax
Other comprehensive income for the year ended December 31, 2011:
Unrealized gains on available-for-sale securities	$82,509	$(27,685)	$54,824
Reclassification adjustment for gains included in net income	(12,136)	4,089	(8,047)
OTTI losses recognized in earnings	803	(173)	630
Net effect of unrealized gains and losses on:
Deferred policy acquisition costs and value of business acquired	(5,919)	2,072	(3,847)
Total other comprehensive income for the year ended December 31, 2011	$65,257	$(21,697)	$43,560

Other comprehensive income for the year ended December 31, 2012:
Unrealized gains on available-for-sale securities	$218,570	$(69,868)	$148,702
Reclassification adjustment for gains included in net income	(28,330)	9,670	(18,660)
OTTI losses recognized in earnings	5,982	(2,094)	3,888
OTTI losses recognized in other comprehensive income	(32)	11	(21)
Net effect of unrealized gains and losses on:
Deferred policy acquisition costs and value of business acquired	(44,249)	15,487	(28,762)
Policy reserves and annuity account values	(22,571)	7,900	(14,671)
Total other comprehensive income for the year ended December 31, 2012	$129,370	$(38,894)	$90,476

Other comprehensive loss for the year ended December 31, 2013:
Unrealized losses on available-for-sale securities	$(192,860)	$63,603	$(129,257)
Unrealized gains on securities transferred from held to maturity to available-for-sale	2,565	(898)	1,667
Reclassification adjustment for gains included in net income	(84,643)	29,176	(55,467)
OTTI losses recognized in earnings	2,414	(845)	1,569
OTTI losses recognized in other comprehensive income	(3)	1	(2)
Net effect of unrealized gains and losses on:
Deferred policy acquisition costs and value of business acquired	66,281	(23,198)	43,083
Policy reserves and annuity account values	39,888	(13,961)	25,927
Total other comprehensive loss for the year ended December 31, 2013	$(166,358)	$53,878	$(112,480)

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

7. Other Comprehensive Income (Loss) (continued)

Accumulated Other Comprehensive Income

Unrealized Gains (Losses) on Available-for-Sale Securities
(In Thousands)

Accumulated other comprehensive loss at January 1, 2011	$(1,545)
Other comprehensive income before reclassifications	50,977
Amounts reclassified from accumulated other comprehensive income(1)	(7,417)
Accumulated other comprehensive income at December 31, 2011	42,015

Other comprehensive income before reclassifications	105,248
Amounts reclassified from accumulated other comprehensive income(1)	(14,772)
Accumulated other comprehensive income at December 31, 2012	132,491

Other comprehensive loss before reclassifications	(58,582)
Amounts reclassified from accumulated other comprehensive income(1)	(53,898)
Accumulated other comprehensive income at December 31, 2013	$20,011

(1)	The amounts reclassified from accumulated other comprehensive income (loss) are included in net realized/unrealized (losses) gains and income tax expense in the consolidated statements of operations.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

8. Employee Benefit Plans

Certain employees of the Company were covered by a qualified, noncontributory, defined-benefit pension plan sponsored by SBC and certain of its related parties. Benefits are based on years of service and an employee’s highest average compensation over a period of five consecutive years during the last ten years of service. During 2007, the SBC pension plan was frozen, at which point all benefits earned under the pension plan were frozen with no additional benefits eligible to be earned. If an employee was not fully vested as of July 1, 2007, vesting service continued and will continue until the employee is vested or employment ceases. This event was accounted for as a plan curtailment by SBC. In addition, the Company provided a transition benefit for eligible employees based upon age and years of pension benefit service. The transition contribution was paid over a five-year period from 2007 to 2012. The transition period ended June 30, 2012.

Pension cost for the year is allocated to each sponsoring company. Separate information disaggregated by the sponsoring employer company is not available on the components of pension cost or on the funded status of the plan.

The Company participates in a profit-sharing and savings plan for which substantially all employees are eligible. Company contributions to the profit-sharing and savings plan charged to operations were $801,000, $810,000, and $763,000 for the years ended December 31, 2013, 2012, and 2011, respectively, and are included in the consolidated statements of operations in commissions and other operating expenses.

Incentive compensation expense amounted to $7,094,000, $6,570,000, and $5,002,000 for the years ended December 31, 2013, 2012, and 2011, respectively, and are included in the consolidated statements of operations in commissions and other operating expenses.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

9. Reinsurance

Principal reinsurance assumed transactions are summarized as follows for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Reinsurance assumed:
Premiums received	$38,253	$41,812	$19,374
Commissions paid	$3,294	$16,075	$2,039
Claims paid	$9,129	$6,003	$4,346
Surrenders paid	$102,582	$93,176	$95,866

Principal reinsurance ceded transactions are summarized as follows for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Reinsurance ceded:
Premiums paid	$136,722	$54,912	$31,015
Commissions received	$7,431	$17,093	$3,319
Claim recoveries	$74,221	$23,390	$25,170
Surrenders recovered	$250,754	$126,279	$122,738

Effective August 1, 2012, the Company entered into a coinsurance agreement with an unrelated party for certain individual fixed annuity contracts having reserves of $494.5 million. At the same time, the Company entered into an indemnity retrocession agreement through a coinsurance funds withheld agreement with GLAC, whereby the Company ceded and GLAC assumed the same individual fixed annuity contracts that the Company has coinsured. Under the agreement with GLAC, the Company established a funds withheld liability of $494.5 million at the inception of the contract. In addition, the coinsurance agreement provided for a ceding commission of $12.5 million to the Company, which was also ceded to GLAC.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

9. Reinsurance (continued)

In addition, on August 1, 2012, the Company entered into an assumption agreement to assume the previously mentioned fixed annuity contracts. As of December 31, 2012, none of the fixed annuity contracts had been assumed under the assumption agreement. The fixed annuity contracts will continue to be covered under the indemnity retrocession agreement with GLAC once the contracts are assumed under the assumption agreement. As of December 31, 2013, fixed annuity contracts having reserves of $263.8 million were assumed under the assumption agreement.

The Company has ceded reserves with GLAC of $533,389,000 and $523,319,000 as of December 31, 2013 and 2012, respectively. These are recorded in policy reserve liability on the consolidated balance sheets.

Effective December 31, 2012, the Company ceded, through a 100% coinsurance agreement, a block of approximately 31,000 individual fixed annuity contracts having reserves of $1,725.6 million with Heritage Life Insurance Company (Heritage), a related party. The Company recorded an unearned premium liability of $2.3 million, which is being amortized over the estimated life of the business reinsured, in relation to estimated gross profits (see Note 4). Under this coinsurance agreement, the Company established a funds withheld liability of $1,691.0 million until certain assets, having total fair value equal to the statutory reserves, were transferred to the reinsurer. The segregated assets associated with this coinsurance agreement were subsequently transferred to the reinsurer in February 2013 in satisfaction of the funds withheld liability.

The Company has ceded reserves with Heritage of $1,688.9 million and $1,725.6 million as of December 31, 2013 and 2012, respectively. These are recorded in policy reserve liability on the consolidated balance sheets. The Company received $2,676,000 in administration fees from Heritage for the year ended December 31, 2013. These fees are included in other income on the consolidated statements of operations.

Effective December 31, 2013, the Company entered into an indemnity reinsurance agreement with an unrelated party for certain guaranteed benefits on individual fixed annuity contracts. This agreement does not meet risk transfer for GAAP purposes and will be accounted for under deposit accounting.

As of December 31, 2013 and 2012, the value of the Company’s funds withheld liability under all its reinsurance agreements was $345.7 million and $2,212.1 million, respectively.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

9. Reinsurance (continued)

At December 31, 2013 and 2012, the Company had receivables totaling $2,767.8 million and $2,780.2 million, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Life insurance in force ceded at December 31, 2013 and 2012 was $2,795.8 million and $2,944.9 million, respectively.

10. Guaranteed Benefit Features

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and investment risk is borne by, the contract holder. As part of these variable annuity contracts, the Company provides guarantees for the benefit of the annuity contract holder. The primary guarantees provided to variable annuity contract holders are GMDB, GMAB, GMWB, and GMIB.

GMDB provides a specific minimum return upon death. The Company offers six primary GMDB types on its variable annuity products:

•	Return of premium death benefit provides the greater of account value or total deposits to the contract, less any reductions due to partial withdrawals.

•
Reset provides the greater of a return of premium death benefit or the account value at the most recent five-year anniversary before the contract holder’s age specified birthday (this age varies by product), adjusted for withdrawals.

•
Roll-up death benefit provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated generally at a 5% interest rate up to the earlier of an age specified in the contract (varies by product) or 200% of adjusted premiums.

•
Step-up death benefit provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is annual, four-year, five-year, or six-year. For most contracts, the GMDB locks in at an age specified in the contract (this age varies by product).

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

10. Guaranteed Benefit Features (continued)

•
Enhanced death benefit provides the greater of a return of premium death benefit or the contract value, plus the lesser of 50% of the contract gain or 50% of adjusted premiums. For policies issued to persons older than 70, the enhancement is 25% of the contract gain or 25% of adjusted premiums.

•	Combo death benefit provides the greater of an annual step-up, roll-up, and/or enhanced death benefit.

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

	2013			2012
	Account Value	Net Amount at Risk	Weighted-Average Attained Age	Account Value	Net Amount at Risk	Weighted-Average Attained Age
	(Dollars in Millions)

Return of premium	$1,832	$25	64	$1,764	$36	63
Reset	138	1	56	123	1	56
Roll-up	187	53	67	183	68	66
Step-up	3,910	62	65	3,524	99	64
Combo	138	24	70	139	37	70
Subtotal	6,205	165	64	5,733	241	64

Enhanced	9	–	68	6	–	66
Total GMDB	$6,214	$165	64	$5,739	$241	64

The liability for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2013 and 2012 was $20,678,000 and $19,381,000, respectively. The liability for GMIBs on variable annuity contracts reflected in the general account as of December 31, 2013 and 2012 was $10,343,000 and $8,244,000, respectively. The liability for GMWBs and GMABs on variable annuity contracts reflected in the general account as of December 31, 2013 and 2012 was $5,590,000 and $12,174,000, respectively.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

10. Guaranteed Benefit Features (continued)

The Company’s GMDB and GMIB reserves, accounted for pursuant to ASU 944, Financial Services – Insurance, are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of actual and expected excess payments divided by the present value of actual and expected assessments. Separate benefit ratios are maintained for GMDB and GMIB.

The Company recalculates its GMDB, GMWB, GMAB, and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the consolidated statements of operations as other benefits. The Company regularly reviews the assumptions used in the GMDB, GMWB, and GMIB reserve calculations and adjusts the assumptions as actual experience or other evidence suggests that earlier assumptions should be unlocked. The Company’s ASU 944 reserve calculation uses the same assumptions as those used in its deferred policy acquisition cost model.

The following assumptions were used to determine the GMDB and GMIB reserves on the variable annuity products as of December 31, 2013 and 2012:

•	Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

•	Mean long-term gross blended separate account growth rate is 7.69% for 2013 and 8.5% for 2012.

•	Long-term equity volatility is 16.5%.

•	Long-term bond volatility is 4.5%.

•	Mortality is 89% of the Annuity 2000 table for 2013 and 65% for 2012.

•	Asset fees are equal to fund management fees and product loads (vary by product).

•	Discount rate is equivalent to the credited rate (varies by product).

•	Lapse rates vary by product and duration.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

10. Guaranteed Benefit Features (continued)

The following assumptions were used to determine the GMWB and GMAB reserves on the variable annuity products classified under ASC 820 as of December 31, 2013 and 2012:

•	Data used was based on current market conditions and projections involving 1,000 risk-neutral stochastic scenarios.

•	Mortality is 89% of the Annuity 2000 table in 2013 and 65% in 2012.

•	Asset fees are equal to fund management fees and product loads (vary by product).

•
Current volatility surface (3 months to 5 years) of 14% graded to 27% at year 5 for 2013 and 17% graded to 24% at year 5 for 2012, and graded to the long-term average of 45% at end of projection year 60 for 2013 and 18% at end of projection year 60 for 2012.

•	Discount rate used is the current swap curve, plus an option-adjusted spread from the Merrill Lynch corporate insurance bond index with similar financial strength ratings.

•	Policyholder lapse rates are set to 95% of the assumed base lapses.

The GLWB associated with the fixed index annuity provides guaranteed lifetime periodic withdrawals to the contract holder. The annual withdrawal amount guaranteed is based on a specified percentage of the GLWB benefit base. The following assumptions were used to determine the GLWB benefit base:

•
The GLWB benefit base at contract issue is equal to the initial account value and at each policy anniversary is the greater of account value or the prior anniversary benefit base accumulated generally at a fixed roll-up rate or fixed roll-up rate plus the credited rate, adjusted for non-GLWB withdrawals and additional deposits. The roll-up term of the benefit base is the lesser of 10 years or attained age 85 and may be extended for another 10 years up to attained age 85 if the contract holder’s attained age at the 10th policy anniversary is no greater than 80.

•	The roll-up stops when the GLWB lifetime withdrawals start.

•	The specified withdrawal percentage is based on the attained age of the contract holder on the start date of the GLWB lifetime withdrawals.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

10. Guaranteed Benefit Features (continued)

The GMDB associated with the fixed index annuity provides a minimum death benefit equal to the lesser of the GMDB benefit base or 300% of premium deposits adjusted for withdrawals. The GMDB benefit base at contract issue is equal to the initial account value and at each policy anniversary is the greater of account value or the prior anniversary benefit base accumulated generally at a fixed roll-up rate plus the credited rate, adjusted for withdrawals and additional deposits. The roll-up term of the benefit base is the lesser of 10 years or attained age 80, but no less than 5 years. The roll-up may be extended for another 10 years up to attained age 80 if the contract holder’s attained age at the 10th policy anniversary is no greater than 80.

The following is a summary of the account values and net amount at risk, net of reinsurance, for fixed indexed annuity contracts with GMDB invested in the general account at December 31:

	2013			2012
	Account Value	Net Amount at Risk	Weighted-Average Attained Age	Account Value	Net Amount at Risk		Weighted-Average Attained Age
	(Dollars in Millions)

Rollup GMDB	$538	$11	70	$237	$	−	70

The liability for GLWB on the fixed index annuity contracts reflected in the general account as of December 31, 2013 and 2012 was $122,408,000 and $56,280,000, respectively, and the liability for GMDB on the fixed index annuity contracts reflected in the general account as of December 31, 2013 and 2012 was $2,922,000 and $770,000, respectively. These liabilities are included in policy reserves and annuity account values on the consolidated balance sheets.

The following assumptions were used to determine the GLWB reserves on the fixed index annuity product as of December 31, 2013 and 2012:

•	Data used was based on a combination of historical numbers and future projections involving 200 stochastic scenarios.

•	Long-term equity volatility is 16.5%.

•	Long-term bond volatility is 4.5%.

•	Mortality is 80% of the Annuity 2000 table.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

10. Guaranteed Benefit Features (continued)

•	Discount rate is the credited rate before the exhaustion of account value and is the general account gross earned rate net of investment expense after the exhaustion of account value.

•	Lapse rates vary by duration.

The following assumptions were used to determine the GMDB reserves on the fixed index annuity product as of December 31, 2013 and 2012:

•	Data used was based on a combination of historical numbers and future projections involving 200 stochastic scenarios.

•	Long-term equity volatility is 16.5%.

•	Long-term bond volatility is 4.5%.

•	Mortality is 100% of the Annuity 2000 table.

•	Discount rate is equivalent to the credited rate.

•	Lapse rates vary by duration.

11. Income Taxes

For the years ended December 31, 2013, 2012, and 2011, the Company filed separate federal income tax returns from SBC. With few exceptions, the Company is no longer subject to U.S. federal and state examinations by tax authorities for years before 2010. The Internal Revenue Service is not currently examining any of the Company’s federal tax returns.

The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred income taxes relate principally to reserves, deferred policy acquisition costs, VOBA, and unrealized capital gains and losses on bonds available for sale.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

11. Income Taxes (continued)

As of December 31, 2013 and 2012, the Company has $14.0 million and $1.5 million, respectively, of gross unrecognized tax benefits. The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense as a component of operating expenses. The Company recorded interest expense for unrecognized tax benefits of $0, $269,000, and $0 for the years ended December 31, 2013, 2012, and 2011, respectively. The Company recorded a liability of $364,000 and $364,000 at December 31, 2013 and 2012, respectively, which is included in the gross unrecognized tax benefits.

Income tax expense consists of the following for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Current tax expense	$28,243	$91,335	$6,905
Deferred tax expense (benefit)	26,781	(55,490)	16,038
Income tax expense	$55,024	$35,845	$22,943

From a tax return perspective, the Company has $236.5 million of operating loss carryforwards. Based on the Internal Revenue Code (IRC) Section 382 limitation calculation, the Company’s use of these net operating carryforwards is limited to $12.0 million per year. The Company believes it will be able to utilize the tax benefits associated with the net operating loss carryforwards.

The Company also has net operating loss carryforwards in multiple states of approximately $5.0 million that will expire between 2014 and 2030. Due to unitary filing requirements, the Company does not expect to recognize carryforwards expiring in the next five years.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

11. Income Taxes (continued)

The differences between reported income tax expense and the results from applying the statutory federal rate to income before income tax expense are as follows for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Federal income tax expense computed at statutory rate	$62,758	$52,657	$42,568
Increases (decreases) in taxes resulting from:
Valuation allowance	(28,529)	(16,644)	(12,590)
Dividends received deduction	(4,163)	(3,317)	(3,540)
Credits	(554)	(473)	(473)
Change in uncertain tax positions	25,587	3,900	−
Prior period adjustments	(1,384)	226	(1,967)
Other	1,309	(504)	(1,055)
Income tax expense	$55,024	$35,845	$22,943

“Credits” in the above table primarily result from foreign tax credits. “Other” in the table above includes tax-exempt interest and other tax-exempt earnings, nondeductible meals and entertainment, nondeductible dues and penalties, and other miscellaneous differences and adjustments.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

11. Income Taxes (continued)

Net deferred income tax assets and liabilities consist of the following as of December 31:

	2013	2012
	(In Thousands)
Deferred income tax assets:
Future policy benefits	$436,084	$225,077
Net operating loss	396	352
Loss carryforward	69,133	81,813
Deferred loss on investments	13,404	34,792
Credit carryover	6,818	6,292
Net unrealized capital loss on investments	11,751	–
Other	4,106	9,358
Total deferred income tax assets	541,692	357,684
Valuation allowance	(100,260)	(128,789)
Net deferred income tax assets	441,432	228,895

Deferred income tax liabilities:
Deferred policy acquisition costs and deferred sales inducement costs	310,268	114,492
Value of business acquired	12,456	11,628
Net unrealized capital gain on investments	–	77,726
Net unrealized gain on call options	27,560	1,015
Depreciation	35,168	7,924
Deferred gain on investments	7,687	9,142
Commission accrual	11,703	2,583
Other	17,132	12,024
Total deferred income tax liabilities	421,974	236,534
Net deferred income tax asset (liabilities)	$19,458	$(7,639)

The oldest carryover will expire in 2022 and relates to low-income housing tax credits.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

11. Income Taxes (continued)

The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred income tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. As of December 31, 2013 and 2012, the Company recorded a $69.1 million and $81.8 million valuation allowance, respectively, on capital losses that management believes will not be realizable in the foreseeable future, as capital losses must be used against capital gains within five years. In addition, as of December 31, 2013 and 2012, the Company recorded a valuation allowance of $4.3 million and $17.2 million, respectively, against a deferred tax loss that it does not expect will be recovered. Further, as of December 31, 2013 and 2012, the Company established a valuation allowance of $26.8 million and $29.7 million, respectively, against unrealized built-in losses that are limited under IRC Section 382.

12. Intangible Assets

An analysis of intangible asset balances is presented below for the periods presented:

	Trademarks, Trade Names, and Licenses	Developed Technology	Total
	(In Thousands)

Balance at January 1, 2011	$2,500	$458	$2,958
Amortization	–	(100)	(100)
Balance at December 31, 2011	2,500	358	2,858
Amortization	–	(100)	(100)
Balance at December 31, 2012	2,500	258	2,758
Amortization	–	(100)	(100)
Balance at December 31, 2013	$2,500	$158	$2,658

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

12. Intangible Assets (continued)

The following summarizes amortizable intangible assets as of December 31:

	2013		2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In Thousands)

Developed technology	$500	$342	$500	$242
Total	$500	$342	$500	$242

Intangible assets subject to amortization include developed technology. Intangible assets not subject to amortization include licenses related to the Company’s insurance and annuity business. The intangible asset subject to amortization is being amortized straight-line over five years. Impairment of intangible assets is evaluated annually. There were no impairments for the years ended December 31, 2013, 2012, and 2011.

The expected future amortization schedule for the next two years for developed technology based on current assumptions is expected to be as follows (in thousands):

2014	$100
2015	58

13. Fair Value Measurements

Fair Value Hierarchy

In accordance with ASC Topic 820, the Company groups its financial assets and liabilities measured at fair value in three levels based on the inputs and assumptions used to determine the fair value. The levels are as follows:

Level 1 – Valuations are based upon unadjusted quoted prices for identical instruments traded in active markets. Level 1 assets include cash equivalents, certain equity securities and certain separate account assets.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, model-based valuation techniques for which significant assumptions are observable in the market, and option pricing models using inputs observable in the market. Level 2 assets include U.S. Treasury notes and bonds, other U.S. government securities, debt securities, and certain asset-backed and mortgage-backed securities that are model-priced by vendors using inputs that are observable or derived principally from or corroborated by observable market data, certain options that are model-priced by vendors using inputs that are observable and certain equity securities.

Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models using inputs unobservable in the market, discounted cash flow models, spread-based models, and similar techniques, using the best information available in the circumstances. Level 3 assets include options that are model-priced by brokers using inputs that are not observable, private placements, structured products, synthetic bonds, certain equity securities, certain short-term investments, certain debt securities and asset-backed securities priced using broker quotes or other methods that used unobservable inputs and certain separate account assets. Level 3 liabilities include interest rate swaps and embedded derivative instruments.

Determination of Fair Value

Under ASC Topic 820, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in ASC Topic 820.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Cash equivalents

Cash equivalents include securities with an original maturity of 90 days or less and money market accounts. Fair values for the repurchase agreements are based on quoted market prices, if available. The cash equivalents based on quoted market prices are included in Level 1 assets. When quoted prices are not available, the Company utilizes an independent pricing service, and the reviews are consistent with the fixed maturities process.

Fixed Maturities

Fixed maturities include bonds, synthetic securities, and asset-backed securities. For fixed maturities not actively traded, the Company’s top priority is to obtain fair values from independent pricing services. The Company has regular interactions with its investment advisor, Guggenheim Partners Investment Management, LLC (GPIM), to understand the pricing methodologies used and to confirm the prices are utilizing observable inputs. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry and economic events. Fixed maturities with fair values obtained from pricing services, applicable market indices, or internal models with substantially all observable inputs are included in Level 2.

The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information if the Company is not able to utilize Level 1 or 2 sources. These assets are included in Level 3 and can include fixed maturities across all categories.

Equity securities

Equity securities include common stock and nonredeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are included in Level 1. When quoted prices are not available, the Company utilizes internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices; therefore, the assets are included in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Mortgage loans

Mortgage loans include commercial mortgage loans, for which the Company elected the fair value option. The fair value of the mortgage loans is determined through the use of internal models or analysis that incorporates significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.

Short-term investments

Short-term investments include short-term notes with related and unrelated parties. Fair values of short-term investments are determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Levels 2 and 3.

Call options

Certain fair values of options are valued with models that use market observable inputs, which are included in Level 2. Certain fair values of the call options are valued using broker quotes or through the use of internal option pricing models utilizing significant unobservable market assumptions, which are included in Level 3.

Separate account assets

Separate account assets include equity securities and investments in partnerships. The fair value of the equity securities within the separate accounts is determined using quoted prices in active markets for identical assets and is reflected in Level 1. For 2012, the fair value of the investments in partnerships and private notes within the separate accounts was determined through redemption value of the partnership interests determined by the manager of the investment. For 2013, the fair value of the investments in private notes within the separate accounts was determined using internal pricing models using inputs unobservable in the market. The fair value for partnerships within the separate accounts was determined through the use of an external third party pricing specialist through the use of the market approach, income approach, and trade data and through the manager’s representation of the fair value of underlying assets all unobservable in the market. The investments in private notes and partnerships are reflected in Level 3.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Interest rate swaps

Fair values of the Company’s interest rate swaps are determined based on dealer quotes, quoted market prices of comparable contracts adjusted through interpolation where necessary for maturity differences, or, if there are no relevant comparable contracts, pricing models or formulas using current assumptions. These assets/liabilities are included in Level 3.

Reinsurance derivative asset/liability

The fair value of the reinsurance derivative is estimated based on the fair value of the assets supporting the funds withheld liability under the coinsurance funds withheld arrangement or based on the fair value of the investment contract guarantee embedded derivative. These assets/liabilities are included in Level 3.

Embedded derivatives – Investment contract guarantees

The Company records guarantees for annuity contracts containing guaranteed riders for GMABs and GMWBs as derivative instruments. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced using stochastic techniques under a variety of market returns scenarios and other best estimate assumptions. These liabilities are included in Level 3.

Embedded derivatives – Fixed index annuity contracts

Fair values of the Company’s embedded derivative component of the fixed index annuity policy liabilities are determined by (i) projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and (ii) discounting the excess of the projected contract value amounts at the applicable risk-free interest rates adjusted for the nonperformance risk related to those liabilities. The projections of policy contract values are based on the Company’s best estimate assumptions for future policy growth and future policy decrements. The Company’s best estimate assumptions for future policy growth include assumptions for the expected index credit on the next policy anniversary date derived from the fair values of the underlying call options purchased to fund such index credits and the expected costs of call options the Company will purchase in the future to fund index credits beyond the

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

next policy anniversary. The projections of minimum guaranteed contract values include the same best estimate assumptions for policy decrements as were used to project policy contract values. These liabilities are included in Level 3.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present categories reported at fair value on a recurring basis as follows:

	December 31, 2013
	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$1,856,945	$1,856,945	$–	$–
Bonds:
U.S. Treasury securities and other U.S. government corporations and agencies	560,385	–	560,385	–
Obligations of government-sponsored enterprises	587,928	–	580,378	7,550
Corporate	3,783,787	–	2,759,641	1,024,146
Obligations of foreign governments	2,791	–	2,791	–
Municipal obligations	335,157	–	335,157	–
Commercial mortgage-backed	585,111	–	444,521	140,590
Residential mortgage-backed	228,142	–	226,739	1,403
Collateralized debt obligations	50,544	–	13,009	37,535
Other debt obligations	2,551,388	–	898,808	1,652,580
Synthetic bonds	8,463	–	–	8,463
Total bonds	8,693,696	–	5,821,429	2,872,267
Equity securities:
Financial	50,982	–	48,432	2,550
Mutual fund	45,321	45,321	–	–
Government	51,210	–	50,250	960
Technology	1,539	–	9	1,530
Warrants	281	–	–	281
Total equity securities	149,333	45,321	98,691	5,321

Mortgage loans, at fair value	40,020	–	–	40,020
Short-term investments	848,359	–	505,297	343,062
Call options	403,621	–	173,546	230,075
Interest rate swaps	125	–	–	125
Reinsurance derivative asset	15,203	–	–	15,203
Separate account assets	5,536,191	4,505,347	–	1,030,844
Total assets	$17,543,493	$6,407,613	$6,598,963	$4,536,917

Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$9,077	$–	$–	$9,077
Fixed index annuity contracts	678,552	–	–	678,552
Total liabilities	$687,629	$–	$–	$687,629

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

	December 31, 2012
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$1,280,085	$1,280,085	$–	$–
Bonds:
U.S. Treasury securities and other U.S. government corporations and agencies	19,162	–	19,162	–
Obligations of government-sponsored enterprises	313,039	–	313,039	–
Corporate	2,609,423	–	1,803,902	805,521
Obligations of foreign governments	49,690	–	49,690	–
Municipal obligations	298,123	–	298,123	–
Commercial mortgage-backed	365,408	–	267,771	97,637
Residential mortgage-backed	444,360	–	439,572	4,788
Other mortgage-backed	146,627	–	142,337	4,290
Collateralized debt obligations	34,562	–	3,999	30,563
Other debt obligations	1,430,061	–	508,428	921,633
Synthetic bonds	11,377	–	–	11,377
Total bonds	5,721,832	–	3,846,023	1,875,809
Equity securities:
Financial	16,230	–	15,771	459
Mutual fund	70,802	70,802	–	–
Government	38,778	–	–	38,778
Technology	780	–	780	–
Industrial	2,930	–	–	2,930
Warrants	267	–	–	267
Total equity securities	129,787	70,802	16,551	42,434

Mortgage loans, at fair value	194,719	–	–	194,719
Short-term investments	5,071	–	–	5,071
Call options	135,161	–	25,058	110,103
Reinsurance derivative asset	4,437	–	–	4,437
Separate account assets	5,020,896	4,095,676	–	925,220
Total assets	$12,491,988	$5,446,563	$3,887,632	$3,157,793

Liabilities:
Interest rate swaps	$349	$–	$–	$349
Embedded derivatives:
GMWB and GMAB reserves	17,317	–	–	17,317
Fixed index annuity contracts	265,635	–	–	265,635
Total liabilities	$283,301	$–	$–	$283,301

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Changes in Level 3 Fair Value Measurements

The reconciliation for all Level 3 assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2013 is as follows:

		Total Realized/Unrealized Gains and Losses					Change in Unrealized Gains
	Balance at January 1, 2013	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2013	(Losses) in Net Income for Positions Still Held
	(In Thousands)
Assets:
Bonds:
Obligations of government-sponsored enterprises	$–	$(112)	$(64)	$7,726	$–	$7,550	$–
Corporate	805,521	1,374	(1,948)	217,051	2,148	1,024,146	(532)
Commercial mortgage-backed	97,637	1,137	(11,618)	55,196	(1,762)	140,590	22
Residential mortgage-backed	4,788	76	60	(3,524)	3	1,403	–
Other mortgage-backed	4,290	–	68	(4,358)	–	–	–
Collateralized debt obligations	30,563	3,403	(8,953)	11,754	768	37,535	(116)
Other debt obligations	921,633	3,950	6,450	103,786	616,761	1,652,580	(58)
Synthetic bonds	11,377	1,017	–	(3,931)	–	8,463	–
Total bonds	1,875,809	10,845	(16,005)	383,700	617,918	2,872,267	(684)

Equities:
Financial	459	(340)	2,031	400	–	2,550	–
Government	38,778	–	–	12,432	(50,250)	960	–
Technology	–	–	(147)	1,677	–	1,530	–
Industrial	2,930	(671)	(181)	(2,078)	–	–	(1,011)
Warrants	267	–	14	–	–	281	–
Total equities	42,434	(1,011)	1,717	12,431	(50,250)	5,321	(1,011)
Mortgage loans, at fair value	194,719	(770)	–	(153,929)	–	40,020	602
Short-term investments	5,071	(1,256)	37	339,210	–	343,062	(1,869)
Call options	110,103	56,093	–	63,879	–	230,075	4,474
Interest rate swap	–	(113)	–	238	–	125	(113)
Reinsurance derivative asset	4,437	10,766	–	–	–	15,203	–
Separate account assets(2)	925,220	38,874	–	66,750	–	1,030,844	–
Total assets	$3,157,793	$113,428	$(14,251)	$712,279	$567,668	$4,536,917	$1,399

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

		Total Realized/Unrealized Gains and Losses					Change in Unrealized Gains
	Balance at January 1, 2013	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2013	(Losses) in Net Income for Positions Still Held
	(In Thousands)

Liabilities:
Interest rate swaps	$349	$(349)	$–	$–	$–	$–	$–
Embedded derivatives:
GMWB and GMAB reserves	17,317	(8,240)	–	–	–	9,077	–
Fixed index annuity contracts	265,635	85,130	–	327,787	–	678,552	–
Total liabilities	$283,301	$76,541	$–	$327,787	$–	$687,629	$–

(1)	Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations.

(2)	Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

The details of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2013 is as follows:

	Purchases	Issuances	Sales	Settlements	Net
	(In Thousands)
Assets:
Bonds:
Obligations of government-sponsored enterprises	$9,372	$–	$1,646	$–	$7,726
Corporate	975,646	–	758,595	–	217,051
Commercial mortgage-backed	124,758	–	69,562	–	55,196
Residential mortgage-backed	–	–	3,524	–	(3,524)
Other mortgage-backed	–	–	4,358	–	(4,358)
Collateralized debt obligations	49,782	–	38,028	–	11,754
Other debt obligations	856,412	–	752,626	–	103,786
Synthetic bonds	–	–	3,931	–	(3,931)
Total bonds	2,015,970	–	1,632,270	–	383,700

Equities:
Financial	400	–	–	–	400
Government	13,567	–	1,135	–	12,432
Technology	–	–	(1,677)	–	1,677
Industrial	271	–	2,349	–	(2,078)
Warrants	331	–	331	–	–
Total equities	14,569	–	2,138	–	12,431

Mortgage loans, at fair value	–	–	153,929	–	(153,929)
Short-term investments	574,144	–	234,934	–	339,210
Call options	140,295	–	3,988	72,428	63,879
Interest rate swap	238	–	–	–	238
Separate account assets	–	347,895	–	281,145	66,750
Total assets	$2,745,216	$347,895	$2,027,259	$353,573	$712,279

Liabilities:
Embedded derivatives:
Fixed index annuity contracts	$–	$331,737	$–	$3,950	$327,787
Total liabilities	$–	$331,737	$–	$3,950	$327,787

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

The reconciliation for all Level 3 assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2012 is as follows:

		Total Realized/Unrealized Gains and Losses					Change in Unrealized Gains
	Balance at January 1, 2012	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2012	(Losses) in Net Income for Positions Still Held
	(In Thousands)
Assets:
Bonds:
Corporate	$291,441	$(5,282)	$7,467	$527,570	$(15,675)	$805,521	$2,185
Commercial mortgage-backed	24,351	–	2,652	59,052	11,582	97,637	2,652
Residential mortgage-backed	11,127	–	(150)	(5,262)	(927)	4,788	(150)
Other mortgage-backed	7,391	–	(68)	3,608	(6,641)	4,290	(68)
Collateralized debt obligations	23,685	631	4,257	(3,260)	5,250	30,563	4,888
Other debt obligations	758,732	6,624	10,620	187,780	(42,123)	921,633	17,244
Synthetic bonds	23,078	3,063	–	(14,764)	–	11,377	3,063
Total bonds	1,139,805	5,036	24,778	754,724	(48,534)	1,875,809	29,814

Equities:
Financial	483	–	(24)	–	–	459	(24)
Government	66,568	–	–	(27,790)	–	38,778	–
Industrial	–	–	230	2,700	–	2,930	230
Warrants	–	–	(5)	272	–	267	(5)
Total equities	67,051	–	201	(24,818)	–	42,434	201
Mortgage loans, at fair value	–	(759)	–	195,478	–	194,719	(759)
Short-term investments	5,279	7	(360)	145	–	5,071	(353)
Call options	4,078	(2,593)	–	108,618	–	110,103	(2,593)
Reinsurance derivative asset	5,190	(753)	–	–	–	4,437	(753)
Separate account assets(2)	–	–	–	925,220	–	925,220	–
Total assets	$1,221,403	$938	$24,619	$1,959,367	$(48,534)	$3,157,793	$25,557

Liabilities:
Interest rate swaps	$809	$(460)	$–	$–	$–	$349	$–
Embedded derivatives:
GMWB and GMAB reserves	18,172	(855)	–	–	–	17,317	–
Fixed index annuity contracts	109,530	(42,398)	–	198,503	–	265,635	–
Total liabilities	$128,511	$(43,713)	$–	$198,503	$–	$283,301	$–

(1)	Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations.

(2)	Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

The details of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2012 is as follows:

	Purchases	Issuances	Sales	Settlements	Net
	(In Thousands)
Assets:
Bonds:
Corporate	$575,512	$–	$(47,942)	$–	$527,570
Commercial mortgage-backed	59,490	–	(438)	–	59,052
Residential mortgage-backed	–	–	(5,262)	–	(5,262)
Other mortgage-backed	4,358	–	(750)	–	3,608
Collateralized debt obligations	12,418	–	(15,678)	–	(3,260)
Other debt obligations	351,812	–	(164,032)	–	187,780
Synthetic bonds	16,282	–	(31,046)	–	(14,764)
Total bonds	1,019,872	–	(265,148)	–	754,724

Equities:
Government	9,624	–	(37,414)	–	(27,790)
Industrial	2,700	–	–	–	2,700
Warrants	272	–	–	–	272
Total equities	12,596	–	(37,414)	–	(24,818)

Mortgage loans, at fair value	198,202	–	(2,724)	–	195,478
Short-term investments	5,354	–	(5,209)	–	145
Options	117,655	–	–	(9,037)	108,618
Separate account assets	–	925,220	–	–	925,220
Total assets	$1,353,679	$925,220	$(310,495)	$(9,037)	$1,959,367

Liabilities:
Embedded derivatives:
Fixed index annuity contracts	$–	$203,123	$–	$(4,620)	$198,503
Total liabilities	$–	$203,123	$–	$(4,620)	$198,503

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between hierarchy levels for the year ended December 31, 2013 are as follows:

	Transfers Out	Transfers Out	Transfers Out	Transfers Out	Transfers Out	Transfers Out
	of Level 1	of Level 1	of Level 2	of Level 2	of Level 3	of Level 3
	Into Level 2	Into Level 3	Into Level 1	Into Level 3	Into Level 1	Into Level 2
	(In Thousands)
Assets:
Bonds:
Corporate	$–	$–	$–	$16,999	$–	$14,851
Commercial mortgage-backed	–	–	–	–	–	1,762
Residential mortgage-backed	–	–	–	3	–	–
Collateralized debt obligations	–	–	–	768	–	–
Other debt obligations	–	–	–	644,539	–	27,778
Total bonds	–	–	–	662,309	–	44,391

Equities:
Government	–	–	–	–	–	50,250

Total Assets	$–	$–	$–	$662,309	$–	$94,641

Transfers of assets and liabilities measured at fair value on a recurring basis between hierarchy levels for the year ended December 31, 2012 are as follows:

	Transfers Out	Transfers Out	Transfers Out	Transfers Out	Transfers Out	Transfers Out
	of Level 1	of Level 1	of Level 2	of Level 2	of Level 3	of Level 3
	Into Level 2	Into Level 3	Into Level 1	Into Level 3	Into Level 1	Into Level 2
	(In Thousands)
Assets:
Bonds:
Corporate	$–	$–	$–	$20,638	$–	$36,313
Commercial mortgage-backed	–	–	–	11,582	–	–
Residential mortgage-backed	–	–	–	6,903	–	7,830
Other mortgage-backed	–	–	–	–	–	6,641
Collateralized debt obligations	–	–	–	5,250	–	–
Other debt obligations	–	–	–	39,159	–	81,282
Total bonds	$–	$–	$–	$83,532	$–	$132,066

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

During 2013 and 2012, the majority of assets transferred into and out of Level 3 included those assets that the Company was or was not subsequently able to obtain a price from a recognized third-party pricing vendor.

The transfers between levels are determined as of the end of the period for which the transfer is completed.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Quantitative Information About Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant unobservable inputs are not developed internally, which primarily consist of those valued using broker quotes.

	As of December 31, 2013
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Assets:
Bonds:
Corporate	$701,600	Discounted cash flow	Credit spread	74 – 1,409 [415] basis points (bps)
	7,039	Discounted cash flow	Discount rate	0.0% – 22.75% [10.05%]
	2,410	Discounted cash flow	Earnings before interest, taxes, depreciation and amortization multiple	3.5x – 17.3x [12.0x]
	45	Stale price	Trade price / vendor price	.0001 – 2.50 [2.50]
	5,000	See Note (5)		100 bps
Commercial mortgage-backed	5,252	Discounted cash flow	Credit spread	495 – 1,407 [627] bps
Residential mortgage-backed	1,403	Odd lot discount	Discount rate	0.067% – 5.0% [4.80%]
Collateralized debt obligations	768	Discounted cash flow	Credit spread	148 [148] bps
Other debt obligations	945,637	Discounted cash flow	Credit spread	184 – 1483 [330] bps
	135,995	Modified discounted cash flow	Credit spread	300 – 750 [396] bps
Synthetic bonds	8,463	Discounted cash flow	Credit spread	228 bps
Total bonds	1,813,612
Equity securities:
Government	960	See Note (3)
Warrants	281	Discounted cash flow	Earnings before interest, taxes, depreciation and amortization multiple	7.5x – 11.5x [7.5x]
Total equity securities	1,241
Mortgage loans, at fair value	40,020	Discounted cash flow	Credit spread	290 – 640 [444] bps
Short-term investments	8,562	Discounted cash flow	Discount rate	4.34% – 7.3% [5.58%]
	312,500	Stale price	Par
Reinsurance derivative asset	15,203	See Note (1)
Separate account assets	1,030,844	Revenue Multiples	Projected revenues	3.5 – 4.0x
		Discounted cash flow	Discount rate	386 – 850bps
		Stale price	Par
		See Note (4)
Total assets	$3,221,982	See Note (2)

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

	As of December 31, 2013
	Assets/Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$9,077	Discounted cash flow	Own credit spread	1.44%
			Long-term equity market volatility	Market Consistent
			Risk margin	5.00%
Fixed index annuity contracts	678,552	Discounted cash flow	Own credit spread	1.44%
			Risk margin	0.12% – 0.16%
Total liabilities	$687,629

	As of December 31, 2012
	Assets/Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Assets:
Bonds:
Corporate	$501,917	Discounted cash flow	Credit spread	162 – 650 [452] basis points (bps)
	3,839	Discounted cash flow	Discount rate	2.4% – 10.0% [4.1%]
Commercial mortgage-backed	28,511	Discounted cash flow	Credit spread	522 – 1369 [655] bps
Residential mortgage-backed	4,788	Odd lot discount	Discount rate	0.4% – 5.0% [1.7%]
Collateralized debt obligations	4,227	Discounted cash flow	Credit spread	1049 – 1217 [1118] bps
	575	Stale price	Broker mark	11.50
Other debt obligations	431,706	Discounted cash flow	Credit spread	230 – 1841 [385] bps
	13,896	Discounted cash flow	Discount rate	4.0% – 11.7% [6.1%]
	50	Distressed pricing	Liquidation level	See Note (4)
	8,504	Stale price	Trade price	100.00
	26	Stale price	Vendor price	99.77
Synthetic bonds	3,931	Discounted cash flow	Credit spread	282 bps
Total bonds	1,001,970
Equity securities:
Financial	459	Discounted cash flow	Discount rate	15.8%
Government	38,778	See Note (3)
Industrial	852	Discounted cash flow	Discount rate	36.9%
	400	Stale price	Trade price	13.32
Warrants	267	Discounted cash flow	Earnings before interest, taxes, depreciation and amortization multiple	7.4x
Total equity securities	40,756
Mortgage loans, at fair value	194,719	Discounted cash flow	Credit spread	260 – 765 [411] bps
Short-term investments	5,072	Discounted cash flow	Discount rate	7.3% – 47.1% [17.8%]
Reinsurance derivative asset	4,437	See Note (1)
Separate account assets	925,220	See Note (4)
Total assets	$2,172,174	See Note (2)

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

	As of December 31, 2012
	Assets/Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Liabilities:
Interest rate swaps	$349	Discounted cash flow	Credit spread	515 bps
Embedded derivatives:
GMWB and GMAB reserves	17,317	Discounted cash flow	Own credit spread	1.95%
			Long-term equity market volatility	18.00%
			Risk margin	5.00%
Fixed index annuity contracts	265,635	Discounted cash flow	Own credit spread	1.95%
			Risk margin	0.12% – 0.16%
Total liabilities	$283,301

(1)
Equal to the net unrealized gains or losses on the underlying assets held in trust to support the funds withheld liability and the fair value of the investment guarantee embedded derivative (see Note 3).

(2)	The table above excludes certain securities for which the fair value of $1,314,810,000 and $985,619,000 as of December 31, 2013 and 2012, respectively, was based on non-binding broker quotes.
(3)	FHLB of Topeka common stock positions are valued at par as a proxy for fair value, as the stock can only be redeemed by the bank.
(4)
Separate account investments in partnerships for which the fair value as of December 31, 2013, was determined through the manager’s representation of the fair value of the underlying investments. The fair value of $925,220,000 as of December 31, 2012 was determined through redemption value of the partnership interests determined by the manager of the investment.

(5)	Credit tenant lease position is valued at par due to the unique nature of the deal.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of assets to significantly decrease or increase, respectively. Additionally, the Company may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.

Increases or decreases in market volatilities could cause significant increases or decreases, respectively, in the fair value of embedded derivatives. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Increases or decreases in risk free rates could cause the fair value of the embedded derivative to significantly decrease or increase, respectively. Increases or decreases in the Company’s credit risk, which impacts the rates used to discount future cash flows, could significantly decrease or increase, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.

Decreases or increases in the mortality rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. Decreases or increases in the overall lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The lapse rate assumption varies dynamically based on the relationship of the guarantee and associated account value. A stronger or weaker dynamic lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The utilization rate assumption includes how many contract holders will take withdrawals, when they will take them and how much of their benefit they will take. Increases or decreases in the assumption of the number of contract holders taking withdrawals could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contract holders take withdrawals earlier or later could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contract holders take more or less of their benefit could cause the fair value of the embedded derivative to decrease or increase, respectively.

Increases or decreases in market volatilities of the underlying assets supporting the funds withheld liability could cause significant increases or decreases, respectively, in the fair value of the embedded derivatives.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value are as follows:

	December 31, 2013
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities)
Cash equivalents	$300,214	$300,214	$–	$300,214	$–
Mortgage loans	485,791	485,949	–	–	485,949
Notes receivable from related parties	739,946	739,946	–	–	739,946
Policy loans	475,577	489,048	–	–	489,048
Business-owned life insurance	20,174	20,174	–	–	20,174
Supplementary contracts without life contingencies	(9,323)	(8,598)	–	–	(8,598)
Individual and group annuities	(4,516,555)	(4,100,932)	–	–	(4,100,932)
Notes payable to related parties	(34,600)	(34,600)	–	–	(34,600)
Long-term debt	(223,304)	(247,405)	–	–	(247,405)
Mortgage debt	(29,581)	(28,832)	–	–	(28,832)
Repurchase agreements	(127,535)	(127,535)	(127,535)	–	–
Separate account liabilities	(5,536,191)	(5,536,191)	(4,505,347)	–	(1,030,844)

	December 31, 2012
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities)
Cash equivalents	$572,966	$572,966	$572,966	$–	$–
Mortgage loans	191,379	194,150	–	–	194,150
Notes receivable from related parties	719,162	719,162	–	–	719,162
Policy loans	494,161	509,292	–	–	509,292
Business-owned life insurance	20,609	20,609	–	–	20,609
Supplementary contracts without life contingencies	(8,266)	(8,876)	–	–	(8,876)
Individual and group annuities	(2,756,228)	(2,605,728)	–	–	(2,605,728)
Notes payable to related parties	(8,160)	(8,160)			(8,160)
Long-term debt	(123,991)	(137,544)	–	–	(137,544)
Mortgage debt	(32,078)	(33,464)	–	–	(33,464)
Repurchase agreements	(304,570)	(304,570)	(304,570)	–	–
Separate account liabilities	(5,020,896)	(5,020,896)	(4,095,676)	–	(925,220)

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments not measured at fair value but for which fair value is disclosed:

Cash equivalents – Cash equivalents include securities which mature within 90 days and commercial paper. These securities are carried at amounts which approximate fair value.

Mortgage loans – The carrying amounts of the officer residential mortgage loans reported in the consolidated balance sheets for these instruments approximate their fair values. Fair values of the commercial mortgage loans not held as fair value option securities are estimated using discounted cash flow analyses based on a variety of factors, including credit spreads, duration of the loans and prepayment terms and assumptions.

Notes receivable from related parties – The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

Policy loans – Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Business-owned life insurance – The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

Investment-type insurance contracts – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, nonperformance risk, and risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated balance sheets. Insurance contracts include insurance, annuity, and other policy contracts that do involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed.

Notes payable to related parties – The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Long-term debt and mortgage debt – Fair values for long-term debt and mortgage debt are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.

Repurchase agreements – The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Separate account liabilities – The fair values of the separate account liabilities are estimated based on the fair value of the related separate account assets, as these are considered to be pass-through contracts. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities.

14. Commitments and Contingencies

In connection with its investments in certain limited partnerships, the Company is committed to invest additional capital of $7.8 million and $9.9 million at December 31, 2013 and 2012, respectively, over the next several years as required by the general partner.

As of December 31, 2013 and 2012, the Company had committed up to $4.4 million and $3.0 million, respectively, in unfunded bridge loans and $43.9 million and $2.8 million, respectively, in unfunded revolvers.

Guaranty fund assessments are levied on the Company by life and health guaranty associations in most states to cover policyholder losses of insolvent or rehabilitated insurers. At December 31, 2013 and 2012, the Company has reserved $941,000 and $1,682,000, respectively, to cover current and estimated future assessments, net of related premium tax credits.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

14. Commitments and Contingencies (continued)

Expected future minimum rents related to the noncancelable portion of the FHLB and SAILES operating leases (see Note 1) to be received as of December 31 are as follows (in thousands):

Year ending December 31:
2014	$17,353
2015	17,353
2016	17,353
2017	16,796
2018	16,398
Thereafter	101,121

The amounts received under the FHLB lease is recorded in investment income while the amounts received under the SAILES lease is recorded in other revenues in the consolidated statement of operations.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

14. Commitments and Contingencies (continued)

SBL has been named as a defendant in Kirschner v. FitzSimons, Case No. 12-2652 (S.D.N.Y.) (the FitzSimons action), in which the plaintiff seeks to recover proceeds received by owners of shares in the Tribune Company (Tribune) in 2007 when Tribune converted to a privately held company through a leveraged buyout transaction (LBO). The plaintiff is asserting a claim for intentional fraudulent conveyance under the federal Bankruptcy Code against the former Tribune shareholders. The plaintiff also asserts claims against certain insiders, professional advisers, and others involved in the LBO.

Separately, certain Tribune creditors have filed numerous additional lawsuits asserting state law constructive fraudulent conveyance claims (the SLCFC actions) against specifically named former Tribune shareholders and, in some cases, putative defendant classes comprised of former Tribune shareholders. SBL was not named as a defendant in any of the SLCFC actions.

The FitzSimons action and the SLCFC actions have been consolidated in a multidistrict litigation proceeding entitled In re Tribune Co. Fraudulent Conveyance Litigation, No. 11-md-2296 (S.D.N.Y.).

On August 2, 2013, the plaintiff in the FitzSimons action filed a Fifth Amended Complaint that named SBL and “Security Benefit/Rydex” as defendants. On November 20, 2013, the Court issued Master Case Order No. 4 governing the next steps in the FitzSimons action, including the protocol for filing of any motions to dismiss the lawsuit.

On September 23, 2013, the Court granted the defendants’ motion to dismiss the SLCFC actions on the basis that the plaintiffs did not have standing to pursue their claims. On September 30, 2013, the plaintiffs in the SLCFC actions filed a notice of appeal to the United States Court of Appeals for the Second Circuit. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. As of February 28, 2014 briefs have now been filed in the appeal and the matter is submitted to the court for decision.

14. Commitments and Contingencies (continued)

These lawsuits do not allege any misconduct on the part of SBL. Management has determined that SBL did not own any shares of Tribune and received none of the proceeds of the LBO. Nor did SBL otherwise participate in the LBO. Certain Series of SBL Funds, a multi-series fund that serves as an underlying investment for certain of our variable annuity products (Series H, N, and O), which are also named in the FitzSimons action and SLCFC actions, did receive LBO proceeds in exchange for the shares of Tribune that they owned: SBL Fund – Series H received $158,950; SBL Fund – Series N received $51,000; and SBL Fund Series O received $3,774,000. At this stage of the proceedings, management is not able to assess with any reasonable certainty the probable outcome of the pending litigation or the effect, if any, on the Company’s or the Funds’ net asset values. However, given the amounts involved, the Company does not anticipate that an adverse determination of the pending litigation would be material to SBL’s results of operations or financial condition.

Guarantees of related parties: The Company provided payment guarantees on behalf of its related party, se2, LLC (se2), to certain se2 customers for all obligations and liabilities arising or incurred under the third-party administration agreements between such customers and se2 prior to, or with respect to any period prior to, the termination of such agreements on March 31, 2013.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

14. Commitments and Contingencies (continued)

Other legal and regulatory matters: In the ordinary course of business, the Company is in discussions with its regulators about matters raised during regulatory examinations or otherwise subject to their inquiry. These matters could result in censures, fines, or other sanctions. Management believes the outcome of any resulting actions will not be material to the Company’s results of operations or financial condition. However, the Company is unable to predict the outcome of these matters.

Various legal proceedings and other matters have arisen in the ordinary course of the Company’s business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company’s ultimate liability, if any, resulting from such matters will not be material to its results of operations or financial position

15. Debt

Long-Term Debt

At December 31, 2013, the Company has access to a $20.0 million line of credit facility from FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.15% over the Federal Funds rate (.25% at December 31, 2013). The Company had no borrowings under this line of credit at December 31, 2013 and 2012. The amount of the line of credit is determined by the fair market value of the Company’s available collateral held by FHLB, primarily mortgage-backed securities and commercial mortgage loans, not already pledged as collateral under existing contracts as of December 31, 2013.

The Company has outstanding surplus notes with a carrying value of $125,628,000 and $123,991,000 at December 31, 2013 and 2012, respectively. The surplus notes consist of $50,000,000 of 8.75% notes issued in May 1996 and maturing on May 15, 2016, and $100,000,000 of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Kansas Insurance Commissioner and only out of surplus funds that the Kansas Insurance Commissioner determines to be available for such payment under the Kansas Insurance Code.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

15. Debt (continued)

On February 28, 2013, SAILES entered into a long-term note of $111,875,000 due to SAIL Finance LLC, a related party, which is due February 28, 2025. The note bears interest at 6.0% per annum, with quarterly payments. The loan amortizes quarterly in arrears to the final maturity date.

At December 31, 2013, future principal maturities for the years ending December 31 are as follows (in thousands):

2014	$6,264
2015	6,649
2016	7,057
2017	7,490
2018	7,950
Thereafter	61,869
$97,279

Mortgage Debt

The primary mortgage financing for the Company’s home office property was arranged through FHLB, which also occupies a portion of the premises. Although structured as a sale-leaseback transaction supporting $50 million of industrial revenue bonds issued by the City of Topeka and held by FHLB, substantially all of the risks and rewards of property ownership have been retained by the Company. Accordingly, the arrangement has been accounted for as a mortgage financing of the entire premises by the Company, with an operating lease from FHLB for the portion of the premises that it presently occupies (see Note 1).

The underlying mortgage loan agreement with FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal and interest payments totaling $381,600, including $62,805 applicable to the portion of the building leased to FHLB. The financing is collateralized by a first mortgage on the premises and $12.0 million of cash and other marketable securities.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

15. Debt (continued)

At December 31, 2013, combined future aggregate principal maturities of the mortgage borrowing for the years ending December 31 are as follows (in thousands):

2014	$2,670
2015	2,856
2016	3,054
2017	3,266
2018	3,492
Thereafter	14,243
$29,581

16. Related-Party Transactions

There are numerous transactions between the Company and entities related to the Company. Following are those the Company considers material that are not otherwise discussed (see Notes 1 and 9).

On December 31, 2011, the Company held intercompany notes with Security Benefit Asset Management Holdings, LLC (SBAMH), a related party, in the amount of $670,239,000, which were subsequently paid in full in February 2012. The Company held an intercompany note with SBAMH as of December 31, 2012 consisting of tranche A and tranche B with principal balances totaling $116,517,000 and $48,704,000, respectively. The SBAMH note was paid off in July 2013. The Company received interest on the SBAMH notes of $6,753,000, $12,263,000, and $20,738,000 for the years ended December 31, 2013, 2012 and 2011, respectively.

During the years ended December 31, 2013 and 2012, the Company entered into various intercompany notes with SBC Funding, LLC (SBCF), a related party. The Company had short-term notes outstanding with SBCF, aggregated with similar terms, as of December 31, 2013, of $357,177,000 having interest rates ranging from 2.60% to 2.68% and maturities from February 10, 2014 to December 26, 2014. The Company had short-term notes outstanding with SBCF, aggregated with similar terms, as of December 31, 2012, of $366,984,000 having interest rates ranging from 2.66% to 2.70% and maturities from March 9, 2013 to December 15, 2013. The Company had long-term collateralized notes outstanding with SBCF, aggregated with similar terms, as of December 31, 2013, of $128,250,000 having interest rates ranging from

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

16. Related-Party Transactions (continued)

8.00% to 10.00% and maturities from September 30, 2018 to November 21, 2018. The Company did not have any long-term collateralized notes outstanding with SBCF as of December 31, 2012. The Company received interest on the SBCF notes of $16,240,000 and $10,321,000 for the years ended December 31, 2013 and 2012, respectively.

As of December 31, 2013 and 2012, the Company had investments in the following various investment vehicles managed by related parties. These are included in bonds available for sale on the consolidated balance sheets.

	2013	2012
	(In Thousands)

5180 CLO LP	$218,528	$216,843
Guggenheim Private Debt Funding	135,995	107,143
Mercer Field CLO LP	107,334	111,691
Hempstead CLO LP	295,566	–
	$757,423	$435,677

As of December 31, 2013, the Company had the following individually material investments in other related parties. These investments are included in bonds available for sale on the consolidated balance sheets. The Company did not have any individually material investments in other related parties as of December 31, 2012.

2013
(In Thousands)

Sun Life Assurance Company of Canada	$186,577
American Capital Holdings, LLC	157,460
Santiam Holdings, LLC	110,000
American Media Productions, LLC	190,000
$644,037

The Company has contracted with GPIM to perform investment advisory services. For the years ended December 31, 2013, 2012, and 2011, the Company paid fees of $15,869,000, $12,711,000, and $7,448,000, respectively, associated with the services performed. These fees are included in commissions and other operating expense on the consolidated statements of operations.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

16. Related-Party Transactions (continued)

The Company received revenue sharing income of $13,664,000, $13,605,000, and $15,213,000 from Security Investors, LLC and Guggenheim Distributors, LLC, both related parties, for the years ended December 31, 2013, 2012 and 2011, respectively. These fees are included in asset based fees on the consolidated statement of operations.

The Company received $13,579,000, $11,708,000, and $13,337,000 for the years ended December 31, 2013, 2012, and 2011, respectively, from related parties for distribution support fees based on asset values. These fees are included in other revenues on the consolidated statement of operations.

The Company paid $62,467,000, $65,863,000, and $55,952,000 for the years ended December 31, 2013, 2012, and 2011, respectively, to various other related parties for providing management and administrative services. These fees are included in commissions and other operating expenses on the consolidated statements of operations.

The Company received $60,000,000 as a capital contribution from SBC during 2013. The Company paid $154,865,000 and $45,606,000 in dividends to SBC in 2013 and 2012, respectively.

17. Statutory Financial Information and Regulatory Net Capital Requirements

The Company’s statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department. Kansas has adopted the National Association of Insurance Commissioners’ statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the Commissioner of the Kansas Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

17. Statutory Financial Information and Regulatory Net Capital Requirements (continued)

The State of Kansas has granted its approval of permitted accounting practices for one year call options and multi-year call options that differ from NAIC statutory accounting practices and principles which allows the Company, to the extent the hedging program is and continues to be economically effective, to report call options at amortized cost. In addition, the corresponding reserve liabilities that are hedged by the call options are calculated under AG XXXV, whereas the permitted practices allow the reserves to assume the market value of the eligible derivative assets associated with the current interest crediting periods to be zero. At the conclusion of each interest crediting period, interest credited is reflected in reserves as realized. These permitted practices will expire on October 1, 2014, unless extended by the Commissioner of Insurance.

As a result of these permitted practices, statutory surplus decreased $55,596,000 and $4,609,000 as of December 31, 2013 and 2012, respectively.

Statutory capital and surplus, including surplus notes (see Note 15) of the insurance operations, were $1,044,803,000 and $773,967,000 at December 31, 2013 and 2012, respectively. Statutory net income of the insurance operations was $163,598,000, $156,867,000, and $1,234,000 for the years ended December 31, 2013, 2012, and 2011, respectively.

Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC and state insurance regulators. The NAIC has a standard formula for calculating RBC based on the risk factors relating to an insurance company’s capital and surplus, including asset risk, credit risk, underwriting risk, and business risk. State laws specify regulatory actions if any insurance company’s adjusted capital falls below certain levels, including the company action-level RBC and the authorized control-level RBC.

At December 31, 2013, the Company’s statutory adjusted capital per the RBC calculation is $1,245,400,000 as compared to its company action level RBC of $326,898,000 and its authorized control level RBC of $163,449,000.

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

17. Statutory Financial Information and Regulatory Net Capital Requirements (continued)

The Company may not, without notice to the Commissioner and (A) the expiration of 30 days without disapproval by the Commissioner or (B) the Commissioner’s earlier approval, pay a dividend or distribution of cash or other property whose fair market value together with that of other dividends or distributions made within the preceding 12 months exceeds the greater of (1) 10% of its surplus as regards to policyholders as of the preceding December 31 or (2) the net gain from operations, not including realized capital gains, for the 12-month period ending on the preceding December 31. Any dividends paid must be paid from unassigned surplus. The maximum amount of dividends the Company may pay in 2014, without the approval or non-disapproval of the Commissioner, is $181,477,000 subject to the limitation of unassigned surplus.

SDI is subject to the SEC Uniform Net Capital Rule (Rule 15c3-1 under the Securities Exchange Act of 1934). SDI computes its net capital requirements under the basic method, which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. Advances to related parties, dividend payments, and other equity withdrawals are subject to certain notification and other provisions of the SEC Uniform Net Capital Rule or other regulatory bodies.

At December 31, 2013, SDI had net capital of $9,469,000, which was $8,194,000 in excess of its required net capital of $1,275,000. SDI claims exemption from Rule 15c3-3, which requires a reserve with respect to customer funds, pursuant to Paragraph (k)(2)(i) thereof. SDI’s ratio of aggregate indebtedness to net capital was 2.02 to 1 at December 31, 2013.

18. Subsequent Events

On February 27, 2014, the Company received a capital contribution of $325.0 million from its parent SBC. For statutory reporting purposes, the Company established a receivable for the capital contribution.

The Company has evaluated all material subsequent events or transactions that occurred after the consolidated balance sheet date through the date on which the consolidated financial statements were issued for potential recognition or disclosure. Except as described above, the Company has not identified any other subsequent events requiring recognition or disclosure.

Financial Statements

T. Rowe Price Variable Annuity Account
Year Ended December 31, 2013
With Report of Independent Registered Public Accounting Firm

T. Rowe Price Variable Annuity Account

Financial Statements

Year Ended December 31, 2013

Contents

Report of Independent Registered Public Accounting Firm	1
Audited Financial Statements
Statements of Net Assets	3
Statements of Operations	5
Statements of Changes in Net Assets	7
Notes to Financial Statements	11
1. Organization and Significant Accounting Policies	11
2. Variable Annuity Contract Charges	13
3. Summary of Unit Transactions	13
4. Financial Highlights	14
5. Subsequent Events	17

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of T. Rowe Price Variable Annuity Account (the Account), a separate account of Security Benefit Life Insurance Company comprised of the subaccounts as listed in Note 1, as of December 31, 2013, the related statements of operations for the year or period then ended, and the statements of changes in net assets for each of the two years or periods then ended.  These financial statements are the responsibility of the Account's management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

1

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting T. Rowe Price Variable Annuity Account at December 31, 2013, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
April 30, 2014

2

T. Rowe Price Variable Annuity Account

Statements of Net Assets

December 31, 2013

	New America Growth	Mid-Cap Growth	Equity Income	Personal Strategy Balanced	Blue Chip Growth
Assets:
Mutual funds, at market value	$31,473,874	$54,189,717	$71,540,208	$39,389,638	$14,962,484
Net assets	$31,473,874	$54,189,717	$71,540,208	$39,389,638	$14,962,484

Net assets:
Accumulation assets	31,163,392	53,827,607	70,715,714	38,883,830	14,882,344
Annuity assets	310,482	362,110	824,494	505,808	80,140
Net assets	$31,473,874	$54,189,717	$71,540,208	$39,389,638	$14,962,484

Units outstanding:
Accumulation / nonlife option	722,630	972,175	1,432,989	896,510	828,617
Option 9	903	442	2,052	1,034	1,029
Total units	723,533	972,617	1,435,041	897,544	829,646

Unit value:
Accumulation / nonlife option	$43.51	$55.72	$49.85	$43.89	$18.04
Option 9	$37.05	$48.15	$42.45	$37.37	$16.13

Mutual funds, at cost	$25,674,991	$40,163,680	$50,568,485	$32,446,595	$8,361,678
Mutual fund shares	1,184,564	1,956,307	2,514,594	1,846,678	788,329

The accompanying notes are an integral part of these financial statements.

3

T. Rowe Price Variable Annuity Account

Statements of Net Assets (continued)

December 31, 2013

	Health Sciences	Equity Index 500	Limited-Term Bond	Prime Reserve	International Stock
Assets:
Mutual funds, at market value	$22,703,132	$10,619,835	$11,712,965	$7,951,858	$22,597,184
Net assets	$22,703,132	$10,619,835	$11,712,965	$7,951,858	$22,597,184

Net assets:
Accumulation assets	22,577,115	10,074,926	11,451,452	7,867,139	22,067,314
Annuity assets	126,017	544,909	261,513	84,719	529,870
Net assets	$22,703,132	$10,619,835	$11,712,965	$7,951,858	$22,597,184

Units outstanding:
Accumulation / nonlife option	684,348	658,934	587,493	566,628	956,952
Option 9	-	-	-	-	-
Total units	684,348	658,934	587,493	566,628	956,952

Unit value:
Accumulation / nonlife option	$33.17	$16.12	$19.93	$14.02	$23.62
Option 9	$29.66	$14.42	$16.98	$-	$20.11

Mutual funds, at cost	$11,633,191	$7,296,744	$11,916,256	$7,951,858	$20,028,863
Mutual fund shares	740,722	756,938	2,385,533	7,951,858	1,437,480

The accompanying notes are an integral part of these financial statements.

4

T. Rowe Price Variable Annuity Account

Statements of Operations

Year Ended December 31, 2013

	New America Growth	Mid-Cap Growth	Equity Income	Personal Strategy Balanced	Blue Chip Growth
Investment income (loss):
Dividend distributions	$-	$-	$1,012,351	$565,755	$3,945
Expenses:
Mortality and expense risk charge	(150,689)	(271,307)	(361,822)	(206,731)	(68,410)
Net investment income (loss)	(150,689)	(271,307)	650,529	359,024	(64,465)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	4,642,620	4,185,356	-	2,346,954	-
Realized capital gain (loss) on investments	575,043	1,452,494	1,049,566	675,571	517,504
Change in unrealized appreciation/depreciation on investments during the year	3,686,491	9,632,957	14,757,456	2,568,201	3,805,456
Net realized and unrealized capital gain (loss) on investments	8,904,154	15,270,807	15,807,022	5,590,726	4,322,960
Net increase (decrease) in net assets from operations	$8,753,465	$14,999,500	$16,457,551	$5,949,750	$4,258,495

The accompanying notes are an integral part of these financial statements.

5

T. Rowe Price Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2013

	Health Sciences	Equity Index 500	Limited-Term Bond	Prime Reserve	International Stock
Investment income (loss):
Dividend distributions	$-	$166,856	$209,985	$-	$185,416
Expenses:
Mortality and expense risk charge	(104,993)	(52,363)	(74,141)	(46,439)	(118,784)
Net investment income (loss)	(104,993)	114,493	135,844	(46,439)	66,632

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	922,640	-	-	321	-
Realized capital gain (loss) on investments	1,248,016	352,502	(58,401)	-	116,410
Change in unrealized appreciation/depreciation on investments during the year	5,480,737	2,102,886	(137,251)	-	2,557,231
Net realized and unrealized capital gain (loss) on investments	7,651,393	2,455,388	(195,652)	321	2,673,641
Net increase (decrease) in net assets from operations	$7,546,400	$2,569,881	$(59,808)	$(46,118)	$2,740,273

The accompanying notes are an integral part of these financial statements.

6

T. Rowe Price Variable Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2013 and 2012

	New America Growth		Mid-Cap Growth		Equity Income
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(150,689)	$(17,777)	$(271,307)	$(241,569)	$650,529	$905,214
Capital gains distributions	4,642,620	149,462	4,185,356	4,008,186	-	-
Realized capital gain (loss) on sales of fund shares	575,043	233,140	1,452,494	753,825	1,049,566	375,505
Change in unrealized appreciation/depreciation on investments during the year	3,686,491	2,494,572	9,632,957	880,954	14,757,456	7,311,169
Net increase (decrease) in net assets from operations	8,753,465	2,859,397	14,999,500	5,401,396	16,457,551	8,591,888

From contract owner transactions:
Variable annuity deposits	341,124	431,987	1,565,312	292,997	866,199	518,818
Terminations and withdrawals	(1,338,262)	(1,894,510)	(4,736,813)	(2,336,320)	(2,846,568)	(2,759,528)
Annuity payments	(64,134)	(61,535)	(51,187)	(53,315)	(148,978)	(292,414)
Transfers between subaccounts, net	(394,895)	(510,730)	(1,061,532)	(1,525,034)	(756,765)	(1,595,985)
Mortality adjustments	14,061	1,055	5,088	6,990	17,041	(3,456)
Net increase (decrease) in net assets from contract owner transactions	(1,442,106)	(2,033,733)	(4,279,132)	(3,614,682)	(2,869,071)	(4,132,565)
Net increase (decrease) in net assets	7,311,359	825,664	10,720,368	1,786,714	13,588,480	4,459,323
Net assets at beginning of year	24,162,515	23,336,851	43,469,349	41,682,635	57,951,728	53,492,405
Net assets at end of year	$31,473,874	$24,162,515	$54,189,717	$43,469,349	$71,540,208	$57,951,728

The accompanying notes are an integral part of these financial statements.

7

T. Rowe Price Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Personal Strategy Balanced		Blue Chip Growth		Health Sciences
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$359,024	$481,333	$(64,465)	$(42,991)	$(104,993)	$(74,644)
Capital gains distributions	2,346,954	961,676	-	-	922,640	286,606
Realized capital gain (loss) on sales of fund shares	675,571	451,408	517,504	424,221	1,248,016	757,974
Change in unrealized appreciation/depreciation on investments during the year	2,568,201	2,729,983	3,805,456	1,273,891	5,480,737	2,386,600
Net increase (decrease) in net assets from operations	5,949,750	4,624,400	4,258,495	1,655,121	7,546,400	3,356,536

From contract owner transactions:
Variable annuity deposits	506,093	259,188	127,455	183,292	347,476	185,535
Terminations and withdrawals	(1,841,942)	(1,932,694)	(395,899)	(950,001)	(431,422)	(1,183,285)
Annuity payments	(79,396)	(82,716)	(17,026)	(31,155)	(16,980)	(26,102)
Transfers between subaccounts, net	(441,970)	(796,987)	406,907	266,161	518,322	1,392,588
Mortality adjustments	10,276	692	230	(1,397)	889	(1,118)
Net increase (decrease) in net assets from contract owner transactions	(1,846,939)	(2,552,517)	121,667	(533,100)	418,285	367,618
Net increase (decrease) in net assets	4,102,811	2,071,883	4,380,162	1,122,021	7,964,685	3,724,154
Net assets at beginning of year	35,286,827	33,214,944	10,582,322	9,460,301	14,738,447	11,014,293
Net assets at end of year	$39,389,638	$35,286,827	$14,962,484	$10,582,322	$22,703,132	$14,738,447

The accompanying notes are an integral part of these financial statements.

8

T. Rowe Price Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Equity Index 500		Limited-Term Bond		Prime Reserve
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$114,493	$99,641	$135,844	$240,770	$(46,439)	$(57,215)
Capital gains distributions	-	-	-	33,697	321	-
Realized capital gain (loss) on sales of fund shares	352,502	71,993	(58,401)	(2,379)	-	-
Change in unrealized appreciation/depreciation on investments during the year	2,102,886	821,060	(137,251)	28,469	-	-
Net increase (decrease) in net assets from operations	2,569,881	992,694	(59,808)	300,557	(46,118)	(57,215)

From contract owner transactions:
Variable annuity deposits	90,229	405,000	106,012	123,334	31,367	76,545
Terminations and withdrawals	(573,739)	(174,766)	(2,002,801)	(1,853,016)	(2,114,007)	(1,329,228)
Annuity payments	(52,585)	(351,079)	(39,459)	(49,750)	(13,677)	(30,728)
Transfers between subaccounts, net	294,817	1,114,697	(3,132,679)	2,981,695	868,040	(1,640,001)
Mortality adjustments	(24,406)	576	12,995	(1,374)	1,676	1,068
Net increase (decrease) in net assets from contract owner transactions	(265,684)	994,428	(5,055,932)	1,200,889	(1,226,601)	(2,922,344)
Net increase (decrease) in net assets	2,304,197	1,987,122	(5,115,740)	1,501,446	(1,272,719)	(2,979,559)
Net assets at beginning of year	8,315,638	6,328,516	16,828,705	15,327,259	9,224,577	12,204,136
Net assets at end of year	$10,619,835	$8,315,638	$11,712,965	$16,828,705	$7,951,858	$9,224,577

The accompanying notes are an integral part of these financial statements.

9

T. Rowe Price Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	International Stock
	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$66,632	$143,121
Capital gains distributions	-	-
Realized capital gain (loss) on sales of fund shares	116,410	(191,780)
Change in unrealized appreciation/depreciation on investments during the year	2,557,231	3,372,557
Net increase (decrease) in net assets from operations	2,740,273	3,323,898

From contract owner transactions:
Variable annuity deposits	284,134	128,355
Terminations and withdrawals	(1,091,977)	(965,389)
Annuity payments	(63,753)	(62,783)
Transfers between subaccounts, net	(459,903)	(911,506)
Mortality adjustments	1,684	4,433
Net increase (decrease) in net assets from contract owner transactions	(1,329,815)	(1,806,890)
Net increase (decrease) in net assets	1,410,458	1,517,008
Net assets at beginning of year	21,186,726	19,669,718
Net assets at end of year	$22,597,184	$21,186,726

The accompanying notes are an integral part of these financial statements.

10

T. Rowe Price Variable Annuity Account

Notes to Financial Statements

December 31, 2013

1.  Organization and Significant Accounting Policies

T. Rowe Price Variable Annuity Account (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

Mutual Fund	Class	Investment Adviser	Sub-Adviser
T. Rowe Price New America Growth	-	T. Rowe Price Associates, Inc.	-
T. Rowe Price Mid-Cap Growth	Institutional	T. Rowe Price Associates, Inc.	-
T. Rowe Price Equity Income	-	T. Rowe Price Associates, Inc.	-
T. Rowe Price Personal Strategy Balanced	-	T. Rowe Price Associates, Inc.	-
T. Rowe Price Blue Chip Growth	-	T. Rowe Price Associates, Inc.	-
T. Rowe Price Health Sciences	-	T. Rowe Price Associates, Inc.	-
T. Rowe Price Equity Index 500	-	T. Rowe Price Associates, Inc.	-
T. Rowe Price Limited-Term Bond	-	T. Rowe Price Associates, Inc.	-
T. Rowe Price Prime Reserve	-	T. Rowe Price Associates, Inc.	-
T. Rowe Price International Stock	-	T. Rowe Price Associates, Inc.	T. Rowe Price International Limited

Ten Subaccounts are currently offered by the Separate Account, all of which had activity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Investment Valuation

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2013, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
New America Growth	$5,803,612	$2,753,787
Mid-Cap Growth	6,111,824	6,476,907
Equity Income	2,640,773	4,859,315
Personal Strategy Balanced	4,557,950	3,698,911
Blue Chip Growth	1,520,406	1,463,204
Health Sciences	3,910,754	2,674,822
Equity Index 500	1,225,435	1,376,626
Limited-Term Bond	1,000,018	5,920,106
Prime Reserve	4,252,192	5,524,911
International Stock	1,161,847	2,425,030

11

T. Rowe Price Variable Annuity Account

Notes to Financial Statements

December 31, 2013
1.  Organization and Significant Accounting Policies (continued)
Annuity Reserves

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Recently Issued Accounting Standards

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-08, Financial Services - Investment Companies Measurement, and Disclosure Requirements, which provides comprehensive guidance for assessing whether an entity is an investment company and requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value. ASU 2013-08 also requires an entity to disclose that it is an investment company and any changes to that status, as well as information about financial support provided or required to be provided to investees. The provisions of ASU 2013-08 are effective for interim and annual reporting periods in years beginning after December 15, 2013, and should be applied prospectively for entities that are investment companies upon the effective date of the amendments. The Account is currently in the process of assessing the requirements of ASU 2013-08, but does not expect ASU 2013-08 to have an impact on its net assets or results of operations.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Unobservable inputs for the asset or liability reflecting internal assumptions.

12

T. Rowe Price Variable Annuity Account

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)
The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund’s computed net asset values (NAV). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund. As a result, management considers, the quoted NAV of the mutual fund to be quoted prices in active markets.

The Account’s financial assets are recorded at fair value on the statements of net assets and are categorized as Level 1 as of December 31, 2013, based on the priority of the inputs to the valuation technique above. There were no transfers between levels during the year ended December 31, 2013. The Account had no financial liabilities as of December 31, 2013.

2.  Variable Annuity Contract Charges

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.55% for the accumulation/nonlife options or 1.40% for annuity option 9 of the average daily net assets of each account.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2013 and 2012, were as follows:

	2013			2012
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
New America Growth	44,614	(83,460)	(38,846)	46,861	(112,859)	(65,998)
Mid-Cap Growth	58,876	(146,881)	(88,005)	37,142	(128,528)	(91,386)
Equity Income	61,087	(125,790)	(64,703)	54,040	(167,184)	(113,144)
Personal Strategy Balanced	57,476	(102,947)	(45,471)	50,831	(124,292)	(73,461)
Blue Chip Growth	108,794	(102,867)	5,927	109,769	(152,165)	(42,396)
Health Sciences	129,012	(111,185)	17,827	129,232	(113,603)	15,629
Equity Index 500	78,700	(96,762)	(18,062)	132,094	(47,282)	84,812
Limited-Term Bond	68,971	(322,056)	(253,085)	214,771	(154,350)	60,421
Prime Reserve	374,542	(461,727)	(87,185)	189,971	(396,576)	(206,605)
International Stock	60,049	(120,764)	(60,715)	37,364	(132,536)	(95,172)

13

T. Rowe Price Variable Annuity Account

Notes to Financial Statements (continued)

4.  Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2013, were as follows:

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
New America Growth
2013	723,533	37.05	43.51	31,473,874	-	0.55	1.40	36.11	37.26
2012	762,379	27.22	31.70	24,162,515	0.49	0.55	1.40	11.51	12.49
2011	828,377	24.41	28.18	23,336,851	0.22	0.55	1.40	(2.44)	(1.61)
2010	881,314	25.02	28.64	25,235,268	0.19	0.55	1.40	17.96	18.99
2009	932,318	21.21	24.07	22,434,448	-	0.55	1.40	47.68	48.95
Mid-Cap Growth
2013	972,617	48.15	55.72	54,189,717	-	0.55	1.40	34.76	35.94
2012	1,060,622	35.73	40.99	43,469,349	-	0.55	1.40	12.30	13.29
2011	1,152,008	31.81	36.18	41,682,635	-	0.55	1.40	(2.66)	(1.82)
2010	1,262,405	32.68	36.85	46,521,482	-	0.55	1.40	26.32	27.42
2009	1,340,660	25.87	28.92	38,775,856	-	0.55	1.40	43.61	44.82

14

T. Rowe Price Variable Annuity Account

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Equity Income
2013	1,435,041	42.45	49.85	71,540,208	1.56	0.55	1.40	27.92	29.01
2012	1,499,744	33.18	38.64	57,951,728	2.19	0.55	1.40	15.49	16.49
2011	1,612,888	28.73	33.17	53,492,405	1.73	0.55	1.40	(2.12)	(1.25)
2010	1,761,844	29.35	33.59	59,177,741	1.85	0.55	1.40	13.41	14.37
2009	1,863,376	25.88	29.37	54,715,615	1.83	0.55	1.40	23.86	24.93
Personal Strategy Balanced
2013	897,544	37.37	43.89	39,389,638	1.52	0.55	1.40	16.27	17.26
2012	943,015	32.14	37.43	35,286,827	1.96	0.55	1.40	13.52	14.53
2011	1,016,476	28.31	32.68	33,214,944	2.06	0.55	1.40	(1.70)	(0.88)
2010	1,117,720	28.80	32.97	36,844,829	2.27	0.55	1.40	12.11	13.07
2009	1,190,527	25.69	29.16	34,704,686	2.09	0.55	1.40	30.23	31.41
Blue Chip Growth
2013	829,646	16.13	18.04	14,962,484	0.03	0.55	1.40	39.17	40.39
2012	823,719	11.59	12.85	10,582,322	0.16	0.55	1.40	16.60	17.57
2011	866,115	9.94	10.93	9,460,301	-	0.55	1.40	0.10	1.02
2010	935,216	9.93	10.82	10,118,430	-	0.55	1.40	14.73	15.72
2009	961,546	8.65	9.35	8,987,985	-	0.55	1.40	40.16	41.45
Health Sciences
2013	684,348	29.66	33.17	22,703,132	-	0.55	1.40	48.75	50.02
2012	666,521	19.94	22.11	14,738,447	-	0.55	1.40	29.53	30.67
2011	650,892	15.39	16.92	11,014,293	-	0.55	1.40	9.07	10.01
2010	629,150	14.11	15.38	9,677,053	-	0.55	1.40	13.97	15.03
2009	678,895	12.38	13.37	9,080,298	-	0.55	1.40	29.77	30.82

15

T. Rowe Price Variable Annuity Account

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Equity Index 500
2013	658,934	14.42	16.12	10,619,835	1.76	0.55	1.40	30.14	31.27
2012	676,996	11.08	12.28	8,315,638	1.91	0.55	1.40	13.92	14.87
2011	592,184	9.72	10.69	6,328,516	1.68	0.55	1.40	0.41	1.33
2010	653,654	9.68	10.55	6,897,608	1.64	0.55	1.40	12.95	13.93
2009	677,284	8.57	9.26	6,271,455	1.84	0.55	1.40	24.20	25.30
Limited-Term Bond
2013	587,493	16.98	19.93	11,712,965	1.47	0.55	1.40	(1.31)	(0.45)
2012	840,578	17.20	20.02	16,828,705	2.05	0.55	1.40	1.00	1.93
2011	780,157	17.03	19.64	15,327,259	2.36	0.55	1.40	0.17	1.03
2010	771,760	17.00	19.44	15,005,996	2.95	0.55	1.40	1.67	2.53
2009	806,070	16.72	18.96	15,286,600	3.37	0.55	1.40	6.73	7.67
Prime Reserve
2013	566,628	-	14.02	7,951,858	-	-	0.55	-	(0.57)
2012	653,813	-	14.10	9,224,577	-	-	0.55	-	(0.56)
2011	860,418	-	14.18	12,204,136	-	-	0.55	-	(0.49)
2010	917,938	-	14.25	13,090,088	0.12	-	0.55	-	(0.42)
2009	1,316,607	-	14.31	18,853,372	0.44	-	0.55	-	(0.21)
International Stock
2013	956,952	20.11	23.62	22,597,184	0.85	0.55	1.40	12.47	13.45
2012	1,017,667	17.88	20.82	21,186,726	1.25	0.55	1.40	16.77	17.76
2011	1,112,839	15.31	17.68	19,669,718	1.52	0.55	1.40	(14.09)	(13.29)
2010	1,260,497	17.82	20.39	25,702,193	0.87	0.55	1.40	12.86	13.78
2009	1,402,814	15.79	17.92	25,130,020	2.62	0.55	1.40	50.22	51.61

16

T. Rowe Price Variable Annuity Account

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

(1)
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)
These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)
For periods shorter than a year, total return is not annualized. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5.  Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

17

PART C
OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)	Financial Statements

The following financial statements are included in Part B of this Registration Statement:  (1) the audited consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013; and (2) the audited financial statements for the T. Rowe Price Variable Annuity Account at December 31, 2013, and for each of the specified periods ended December 31, 2013 and 2012.

(b)	Exhibits

(1)	Certified Resolution of the Board of Directors of Security Benefit Life Insurance Company (“SBL”) authorizing establishment of the Separate Account(a)

(2)	Not Applicable

(3)	Amended and Restated Distribution Agreement(g)

(4)	(a)	Individual DVA Contract (Form V6021 4-94)(g)
	(b)	Individual IVA Contract (Form V6027 9-98)(g)
	(c)	TSA Loan Endorsement (Form V6846 R1-97)(b)
	(d)	SIMPLE IRA Endorsement (Form 4453C-5S R9-03)(h)
	(e)	IRA Endorsement (Form V6849A R9-10)(i)
	(f)	TSA Endorsement (Form V6101 R9-10)(i)
	(g)	Roth IRA Endorsement (Form V6851A R9-10)(i)
	(h)	457 Endorsement (Form V6054 1-98)(c)
	(i)	403(a) Endorsement (Form V6057 10-98)(e)

(5)	(a)	DVA Application (Form V6844 R1-98)(g)
	(b)	IVA Application (Form V7588 8-98)(g)

(6)	(a)	Composite of Articles of Incorporation of SBL(d)
	(b)	Bylaws of SBL(f)

(7)	Not Applicable

(8)	(a)	Participation Agreement(g)
	(b)	Amended and Restated Master Agreement(g)

(9)	Opinion of Counsel(g)

(10)	(a)	Consent of Independent Registered Public Accounting Firm
	(b)	Consent of Counsel

(11)	Not Applicable

(12)	Not Applicable

(13)	(a)	Powers of Attorney of John F. Guyot, Michael P. Kiley, Anthony D. Minella, Roger S. Offermann, Barry G. Ward, and Douglas G. Wolff(j)

(a)	Incorporated herein by reference to the exhibits filed with Registration Statement No. 033-83238 (filed February 18, 1999).

(b)	Incorporated herein by reference to the exhibits filed with Registration Statement No. 033-83238 (filed April 30, 1997).

(c)	Incorporated herein by reference to the exhibits filed with Registration Statement No. 033-83238 (filed April 30, 1998).

(d)	Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-52114 (filed February 23, 2005).

(e)	Incorporated herein by reference to the exhibits filed with Registration Statement No. 002-89328 (filed April 29, 1999).

(f)	Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006).

(g)	Incorporated herein by reference to the exhibits filed with Registration Statement No. 033-83238 (filed April 12, 2001).

(h)	Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-93947 (filed April 30, 2004).

(i)	Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-138540 (filed April 15, 2011).

(j)	Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2014).

Item 25.    Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices with Depositor
Michael P. Kiley	Chairman, Chief Executive Officer, and Director
Douglas G. Wolff	President & Director
Barry G. Ward	Senior Vice President, Chief Financial Officer, Chief Risk Officer and Treasurer
John F. Guyot	Senior Vice President, General Counsel, Secretary and Director
Anthony D. Minella	Senior Vice President and Chief Investment Officer
Albert Dal Porto	Vice President, Product Development and Market Research
Jackie R. Fox	Vice President
Daniel J. Kittredge	Vice President, Investments
Susan J. Lacey	Vice President and Controller
Jeanne R. Slusher	Vice President and Director of Audit
Kevin M. Watt	Vice President
Roger S. Offermann	Senior Vice President, Chief Actuary and Director
Christopher D. Swickard	Vice President, Associate General Counsel and Assistant Secretary
Carmen R. Hill	Second Vice President and Chief Compliance Officer
*Located at One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 26.     Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor, Security Benefit Life Insurance Company (“SBL” or “the Company”) is indirectly controlled by Sammons Enterprises, Inc.  The Registrant is a segregated asset account of SBL.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).  Other companies directly or indirectly controlled by Sammons Enterprises, Inc. (SEI), as of December 31, 2013, are:

Name	Jurisdiction	Percent of Voting Securities Owned
1888 Fund, Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
1900 Capital, Inc.	DE	100%	by Compatriot Capital, Inc.
5180 CLO LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
7100 Holdings, LLC	DE	100%	by EquiTrust Life Insurance Company
A24 Films, LLC	DE	66.7%	by SBC Funding, LLC
ACEI Holdco, LLC (fka IIP Bridge Funding, LLC)	DE	100%	by GPFT Holdco, LLC
ACEIG, LLC	DE	100%	by Guggenheim Capital Enterprises, LLC
Advisor Research Center, LLC	MD	100%	by Rydex Fund Services, LLC
AF V, LLC	DE	100%	by Corporate Funding VI, LLC
AF VI, LLC	DE	100%	by Corporate Funding VI, LLC
AF VII, LLC	DE	100%	by Corporate Funding VI, LLC
AFSP Fund I Partners, LLC	DE	53.6%	by Compatriot Capital, Inc.
Aircraft Mgmt. Company, LLC	DE	100%	by GPFT Holdco, LLC
Ann Arbor City Apartments LLC	DE	90%	by Compatriot Capital, Inc.
		10%	by Village Green Holding LLC
Argus Portfolios Holdings Ltd.	CYM	0%	Mgmt. by Guggenheim Partners, LLC
Argus Portfolios SPC	CYM	100%	by Argus Portfolios Holdings Ltd.
ASG Mortgage Investors, LLC	DE	35.3%	by 1900 Capital, Inc.
Asheville Resolution Corporation	DE	100%	by Consolidated Investment Services, Inc.
Asset Consulting Group, LLC	DE	100%	by GWM Holdco, LLC
Astoria InvestCo Holdings, LLC	DE	100%	by Security Benefit Life Insurance Company
Astoria InvestCo, LLC	DE	50%	by Astoria InvestCo Holdings, LLC
Aureus Group, LLC	DE	29.9%	by Compatriot Capital, Inc.
Ballinshire investment entities	DE	100%	by EL Funding, LLC
Bennington Stark Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
BFC Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Bingham LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Bismarck Development Company, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
Bound Brook Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
Briggs Construction Equipment, Inc.	DE	100%	Consolidated Investment Services, Inc.
Briggs Equipment Mexico, Inc.	DE	100%	by Briggs Equipment, Inc.
Briggs Equipment UK Limited	GBR	100%	by Briggs UK Holdings, Inc.
Briggs Equipment, Inc.	DE	100%	by Briggs International, Inc.
Briggs Equipment, S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	Briggs Equipment Mexico, Inc.
Briggs International, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Briggs UK Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Cainhoy Land & Timber, LLC	DE	65.5%	by GC Parent Holdings, LLC
California Reverse Mortgage Co.	CA	100%	by Generation Financial Mortgage, LLC
Caprock Funding entities	DE	100%	by LCLF investment entities
Carco Services, LLC	DE	100%	by Guggenheim Services, LLC
CCE Funding LLC	DE	100%	by Compatriot Capital, Inc.
Cedar Springs (Cayman) Ltd.	CYM	100%	by Cedar Springs Capital Company, LLC
Cedar Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
CF-G Funding, LLC	DE	100%	by Gennessee Insurance Agency, LLC
Channel Capital Group Holdings, LLC	DE	38.3%	by Nominee Holding Company, LLC
Channel Capital Group LLC	DE	100%	by Channel Capital Group Holdings, LLC
Chelsea Creek Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Cohen Financial Services (DE), LLC	DE	100%	by Pillar Financial, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Compatriot Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Concord Minutemen (Cayman) Ltd.	CYM	100%	by Concord Minutemen Capital Company, LLC
Concord Minutemen Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Consolidated Investment Services, Inc.	NV	100%	by Sammons Enterprises, Inc.
Controladora Briggs de Mexico S. de R.L. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Copper River CLO Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Corporate Funding V, LLC	DE	100%	by GPFT Holdco, LLC
Corporate Funding VI, LLC	DE	100%	by GPFT Holdco, LLC
Corporate Funding VIII, LLC	DE	100%	by SL Funding, LLC
CP Aureus FSP, LP	DE	49.5%	by AFSP Fund I Partners, LLC
Crown Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Crown Point Funding (Cayman), Ltd.	CYM	100%	by Crown Point Capital Company, LLC
CSFC, LLC	DE	100%	by The Liberty Hampshire Company, LLC
DBI/ASG Mortgage Acquisition Fund I, LP	DE	55.4%	by 1900 Capital, Inc.
dcp Funding LLC	DE	27.8%	by Guggenheim Life and Annuity Company
dcp Funding LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
Deferred Compensation investment entities	DE	36%-100%	by GC Deferred Compensation I, LLC
dick clark entities	DE	100%	by dcp Funding LLC
DLPG, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Dunbarre Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
E2 CTA Portfolio Limited	CYM	100%	by The Liberty Hampshire Company, LLC
E2M Fund II Holdco, LP	DE	47.8%	by Compatriot Capital, Inc.; Mgmt. by E2M General Partner II, LLC
E2M General Partner II, LLC	DE	17.4%	by Compatriot Capital, Inc.
E2M General Partner III, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Holdings, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Partners, LLC	DE	100%	by E2M Holdings, LLC
E2M Strategic Fund (Fund A), LP	DE	80.5%	by Compatriot Capital, Inc.; Mgmt. by E2M General Partner III, LLC
E2M/SRC Investment Company, LLC	DE	37%	by Compatriot Capital, Inc.
		60%	by E2M Fund II Holdco, LP
Edenton Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
Edgehill Byron Capital Company Limited	IRL	0%	Mgmt. by Guggenheim Partners, LLC
EFC Holdings investment entities	DE	100%	by GPFT Holdco, LLC
Efland Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
EHC Funding, LLC	DE	100%	by EquiTrust Holdco Parent, LLC
Eiger Fund I, LP	DE	38.8%	by Compatriot Capital, Inc.
Eiger Partners, LP	DE	10%	by Compatriot Capital, Inc.
EL Funding, LLC	DE	100%	by SL Funding, LLC
ELSL Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
Elsmere Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
Energy Asset Holdings LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Enterhealth, LLC	TX	21.3%	by Sammons Capital, Inc.
EquiTrust GBM Investco, LLC	DE	100%	by EquiTrust Life Insurance Company
EquiTrust Holdco Parent II, LLC	DE	30%	by Guggenheim Insurance Holdco, LLC; Mgmt. by Guggenheim Insurance Holdco, LLC
EquiTrust Holdco Parent, LLC	DE	100%	by EquiTrust Holdco Parent II, LLC; Mgmt. by EquiTrust Manager, LLC
EquiTrust Holdings, LLC	DE	100%	by EquiTrust Holdco Parent, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
EquiTrust Insurance Services, LLC	DE	100%	by Guggenheim Insurance Services, LLC
EquiTrust Life Insurance Company	IL	100%	by EquiTrust Holdings, LLC
EquiTrust Manager, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Eventine Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
First Security Benefit Life Insurance and Annuity Company of New York	NY	100%	by Security Benefit Corporation
Forklift Operations de Mexico, S.A. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
Forrestal Portfolios, LLC	DE	100%	by Moore's Creek Capital Corporation
Franklin Park (Cyprus) Limited	CYP	100%	by GGIC IIP Holdings LP
Franklin Park India, LLC	DE	100%	by Infrastructure India Plc
GAAFS Holdings, LLC	DE	100%	by Guggenheim Advisors, LLC
GAIF II Aviation U.S. Source Asset Holding Companies	DE	100%	by Guggenheim Aviation Investment Fund II, LP
GAIF II Aviation Asset Holding Companies	DE	100%	by GAIF II U.S. Source Fund, LP
GAIF II FF Feeder Fund, L.P.	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II Services Group, LLC	DE	100%	by Guggenheim Aviation Investment Fund II, LP
GAIF II U.S. Source Blocker, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Fund, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Services Group, LLC	DE	100%	by GAIF II U.S. Source Fund, LP
GASG Co-Investor Fund I, LP	DE	50%	by 1900 Capital, Inc.
GBH Venture Co., Inc.	DE	100%	by Consolidated Investment Services, Inc.
GC Deferred Compensation I, LLC	DE	100%	by Guggenheim Capital, LLC
GC Deferred Compensation Offshore, Ltd.	CYM	100%	by Guggenheim Capital International, Ltd.
GC Maple Leaf, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GC New York, LLC	DE	99.5%	by GC Parent Holdings, LLC
GC Orpheus Investors, LLC	DE	20.2%	by Guggenheim Partners, LLC
GC Parent Holdings, LLC	DE	100%	by Guggenheim Capital, LLC
GC Pilar Golf Investment, LLC	DE	100%	by GC Parent Holdings, LLC
GC Repo, LLC	DE	100%	by Guggenheim Partners, LLC
GC VIE Manager, LLC	DE	99.5%	by Guggenheim Partners, LLC
GDP property holding entities	DE	100%	by Guggenheim Development Partners, Inc.
GDP-Pilara Lotes, LLC	DE	100%	by GC Parent Holdings, LLC
GEIF GP, LLC	DE	99.5%	by Guggenheim Partners, LLC
Generation Financial Group, LLC	DE	50%	by JLx3, LLC
		50%	by Guggenheim Partners, LLC
Generation Financial Mortgage, LLC	DE	66.9%	by GPFT Holdco, LLC
Generation Financial Mortgage, LLC	DE	25.8%	by Generation Financial Group, LLC
Generation Mortgage Company	CA	100%	by Generation Financial Mortgage, LLC
Gennessee Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
GFP Green Inc.	CYM	100%	by GGIC, Ltd.
GFP Peru Dunas Holdings, Inc.	CYM	100%	by GGIC, Ltd.
GFP Wind Holdings, LLC	DE	100%	by Guggenheim Franklin Park Management, LLC
GFPIC, L.P.	CYM	34.5%	by GFPID, LLC
GFPID, LLC	DE	40%	by GC Parent Holdings, LLC
GFS (Ireland) Limited	IRL	100%	by Guggenheim Fund Solutions, LLC
GFS MAP (Ireland) Public Limited Company	IRL	0%	Mgmt. by Guggenheim Fund Solutions, LLC
GGIC Greenbacker Funding Ltd.	CYM	100%	by GGIC, Ltd.

Name	Jurisdiction	Percent of Voting Securities Owned
GGIC IIP Holdings LP	CYM	100%	by GGIC, Ltd.; Mgmt. by GGIC IIP Holdings Ltd.
GGIC IIP Holdings Ltd.	CYM	100%	by GGIC, Ltd.
GGIC KTI Holdings, Ltd.	CYM	100%	by GGIC, Ltd.
GGIC Loan Funding I, LLC	DE	100%	by GGIC, Ltd.
GGIC Manager, LLC	DE	100%	by GGIC, Ltd.
GGIC, Ltd.	GGY	100%	by GFPIC, L.P.
GGT GP LLC	DE	100%	by GGT Manager
GGT Manager	DE	100%	by Guggenheim Holdings, LLC
GGT Multi-Strategy Fund LLC	DE	0%	Mgmt. by GGT Manager
GGT Multi-Strategy Funds	CYM	0%	Mgmt. by GGT GP LLC
GGT Trading	DE	0%	Mgmt. by GGT GP LLC
GH Financial, LLC	DE	100%	by Guggenheim Life and Annuity Company
GI Holdco II LLC	DE	100%	by Guggenheim Partners, LLC
GI Holdco LLC	DE	100%	by GI Holdco II LLC
GIA Asia Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIA Europe Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIA Services (CA), Inc.	DE	100%	by Guggenheim Investment Advisors, LLC
GIAS Funds	DE	0%	Mgmt. by Guggenheim Advisors, LLC
GIFS (Cayman) Ltd.	CYM	100%	by GIFS Capital Company, LLC
GIFS Capital Company, LLC	DE	100%	by Relationship Funding Company, LLC
Gila Bend Power Partners, LLC	DE	50%	by Sammons Power Development, Inc.
GIM GP Ltd.	CYM	100%	by Guggenheim Partners Investment Mgmt., LLC
GLAC GBM Investco, LLC	DE	100%	by Guggenheim Life and Annuity Company
GLAC Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Gladwin Holdings, LLC	DE	100%	by Guggenheim Life and Annuity Company
GMI GPIM, LLC	DE	100%	by Guggenheim Manager, Inc.
GMI GPIMH, LLC	DE	100%	by Guggenheim Manager, Inc.
GN Fund I, LLC	FL	100%	by Guggenheim Nicklaus Partners, LLC
GNCG Santiago LLC	DE	100%	by Guggenheim Capital Enterprises, LLC
GNCG Vigo LLC	DE	100%	by GNCG Santiago LLC
GNP property holding entities	DE	100%	by Guggenheim-Nicklaus Fund I, Ltd.
GNP property holding entities	DE	100%	by Guggenheim Nicklaus Partners, LLC
GP Energy Partners, LLC	DE	100%	by Guggenheim Securities, LLC
GP Feeder Fund Management, LLC	DE	100%	by GWM Holdco, LLC
GP Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
GP India Opportunities Feeder Fund, LP	CYM	0%	Mgmt. by Guggenheim Partners India GP, LLC
GPAM Holdings II, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings III, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings IV, LLC	DE	99.5%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPBLK, Inc.	DE	100%	by GP Holdco, LLC
GPC Portfolio Companies	DE	0%	Mgmt. by Guggenheim Advisors, LLC
GPFT Holdco, LLC	DE	100%	by GP Holdco, LLC
GPI Ventures, LLC	DE	100%	by The Grove Park Inn Resort, Inc.
GPIM Holdings V, LLC	DE	TBD	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPIM Holdings VI, LLC	DE	TBD	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPM Center Court, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
GRE Monroe Property LLC	DE	0%	Mgmt. by GRE Monroe LLC

Name	Jurisdiction	Percent of Voting Securities Owned
GRE Monroe, LLC	DE	100%	by SBC Funding, LLC
GRE Plus Company, LLC	DE	99.5%	by Guggenheim Partners, LLC
GRE property holding companies	DE	84%-100%	by Guggenheim Plus Leveraged LLC
GRE property holding companies	DE	67%-100%	by Guggenheim Real Estate Investment Trust; Mgmt. by Guggenheim Real Estate Investment Trust
GRE property holding companies	DE	95%-100%	by Guggenheim Plus Mezzanine Finance L.P.; Mgmt. by Guggenheim Plus Mezzanine Finance L.P.
GRE property holding companies	DE	100%	by Guggenheim Plus Unleveraged LLC
GRE U.S. Property Fund GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRE U.S. Property Fund LP	DE	100%	by GRE U.S. Property Fund GP LLC
Green Lane CLO Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
GREI GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRES GP LLC	DE	100%	by Guggenheim Trust Company LLC
GS Gamma Advisors, LLC	DE	50%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GS Gamma Investments, LLC	DE	0%	Mgmt. by GS Gamma Management, LLC
GS Gamma Management, LLC	DE	50%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GSA Manager LLC	DE	100%	by GGT Manager LLC
GSA OPH LLC	DE	0%	Mgmt. by GSA Manager LLC
GSFI, LLC	DE	70%	by Guggenheim Partners, LLC
		30%	by JLx3, LLC
GTVI Partners, LLC	DE	44.4%	by Guggenheim Venture Partners, LLC
Guggenheim Access Funds	DE	0%	Mgmt. by GP Feeder Fund Management, LLC
Guggenheim Advisors (Cayman) Ltd.	CYM	100%	by Guggenheim Advisors, LLC
Guggenheim Advisors Funds	CYM	0%	Mgmt. by Guggenheim Advisors, LLC
Guggenheim Advisors, LLC	DE	100%	by Guggenheim Alternative Asset Management, LLC
Guggenheim aero Finance Company, LLC	DE	100%	by GPBLK, Inc.
Guggenheim Aircraft Opportunity GP, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Alpha Solutions Fund, LLC	DE	100%	by GPIM Holdings V, LLC
Guggenheim Alternative Asset Management, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Apsley Fund, L.P.	CYM	0%	Mgmt. by Guggenheim Apsley Holdings, LLC
Guggenheim Apsley Holdings, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Aviation GAP Holdco, LLC	DE	100%	by Guggenheim Aviation Partners, LLC
Guggenheim Aviation GM Holdco, LLC	DE	100%	by Guggenheim Manager, Inc.
Guggenheim Aviation GP Holdco, LLC	DE	100%	by Guggenheim Partners, LLC
Guggenheim Aviation Investment Fund II, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
Guggenheim Aviation Offshore Investment Fund II, L.P.	CYM	0%	Mgmt. by Guggenheim Aviation Services II, Ltd.
Guggenheim Aviation Partners Limited	GBR	100%	by Guggenheim Capital, LLC
Guggenheim Aviation Partners, LLC	DE	59.5%	by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, LLP	DE	39.5%	by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Aviation Services, Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Capital Enterprises, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Capital International, Ltd.	CYM	100%	by GC Parent Holdings, LLC
Guggenheim Capital Management (Asia) Private Limited	IND	99%	by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Capital, LLC	DE	41%	by SAGE Assets, Inc.
Guggenheim Commercial Real Estate Finance, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Concinnity Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Concinnity Strategy Funds	DE	0%	Mgmt. by Guggenheim Partners, LLC
Guggenheim Corporate Funding, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Credit Services, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Development Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Guggenheim Digital Media, LLC	DE	100%	by GI Holdco II LLC
Guggenheim Disbursement Agent, LLC	DE	100%	by Guggenheim Services, LLC
Guggenheim Distributors, LLC	KS	100%	by Rydex Holdings, LLC
Guggenheim Energy Advisors, LLC	DE	50%	by GP Energy Partners, LLC; Mgmt. by GP Energy Partners, LLC
Guggenheim Energy LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Energy Opportunities Fund, LP	DE	0%	Mgmt. by Guggenheim Energy LLC
Guggenheim Energy Opportunities Leveraged Fund, LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Enhanced Income Fund, LLC	DE	0%	Mgmt. by GPIM Holdings VI, LLC
Guggenheim Franklin Park Management, LLC	DE	100%	by GGIC, Ltd.
Guggenheim Fund Solutions, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Funding (Cayman) Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Funds Distributors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Investment Advisors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Services Holdings, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Funds Services, LLC	DE	100%	by Guggenheim Funds Services Holdings, LLC
Guggenheim GGT (Swiss) Gmbh	CH	100%	by Guggenheim Global Trading, LLC
Guggenheim Global Investments Public Limited Company	IRL	100%	by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Global Trading, LLC	DE	99.5%	by Guggenheim Manager Holdco, LLC
Guggenheim Golf Properties Investor, LLC	DE	99.5%	by GC Parent Holdings, LLC
Guggenheim High Yield Plus Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Holdings, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Insurance Holdco, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Insurance Services, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Guggenheim International, LLC	DE	100%	by Guggenheim Corporate Funding, LLC
Guggenheim Investment Advisors (Europe) Limited	GBR	100%	by GIA Europe Holdings, Ltd.
Guggenheim Investment Advisors (Hong Kong) Limited	HKG	100%	by GIA Asia Holdings, Ltd.
Guggenheim Investment Advisors, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investment Advisory Solutions, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Investor Services, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investors Fund LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim IQ Equity Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Knights of Security, LLC	DE	100%	by Guggenheim Partners, LLC
Guggenheim Life and Annuity Company	DE	100%	by GLAC Holdings, LLC
Guggenheim Loan Agent, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Loan Services Company, Inc.	CA	100%	by Guggenheim Loan Services Company, LLC
Guggenheim Loan Services Company, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Management, LLC	DE	100%	by Guggenheim Alternative Asset Management, LLC
Guggenheim Manager Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Manager, Inc.	DE	100%	by Guggenheim Capital, LLC
Guggenheim Media, LLC	DE	100%	by GI Holdco II LLC
Guggenheim Merchant Manager, LLC	DE	100%	by GPFT Holdco, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Mortgage Capital, LLC	DE	80%	by Liberty Hampshire Holdings, LLC
Guggenheim Nicklaus Partners, LLC	DE	70%	by GC Parent Holdings, LLC
Guggenheim Opportunities Investors III, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Partners Advisory Company	SD	100%	by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund GP, L.L.C.	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund, L.P.	DE	0%	Mgmt. by Guggenheim Partners Covered Call Fund GP, L.L.C.
Guggenheim Partners Europe Limited	IRL	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners India GP, LLC	DE	67%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Partners India Limited (Cayman)	CYM	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Management, LLC	DE	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners Investment Management Holdings, LLC	DE	99.5%	by GI Holdco LLC
Guggenheim Partners Investment Management, LLC	DE	99.5%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners London Premises Limited	UK	100%	by Guggenheim Capital, LLC
Guggenheim Partners Mauritius I, Ltd.	MUS	100%	by Guggenheim Partners India Limited (Cayman)
Guggenheim Partners Mauritius II, Ltd.	MUS	100%	by Guggenheim Partners Mauritius I, Ltd.
Guggenheim Partners Opportunistic Investment Grade Securities Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Partners, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Payroll Agent, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Plus GP LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II GP, LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II L.P.	DE	0%	Mgmt. by Guggenheim Plus II GP, LLC
Guggenheim Plus L.P.	DE	0%	Mgmt. by Guggenheim Plus GP LLC
Guggenheim Plus Leveraged LLC	DE	100%	by Guggenheim Plus L.P.; Mgmt. by Guggenheim Trust Company LLC
Guggenheim Plus Mezzanine Finance L.P.	DE	91%	by Guggenheim Plus L.P.; Mgmt. by GRES GP LLC/Guggenheim Trust Company LLC
Guggenheim PLUS Strategic Funding Member, Inc.	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Portfolio Management (India) Private Limited	IND	49.9%	by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Premises I, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Private Debt Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Private Family Network, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Proprietary Investor investment entities	CYM	100%	by GC Deferred Compensation Offshore, Ltd.
Guggenheim Real Estate International Fund L.P.	CYM	0%	Mgmt. by GREI GP LLC
Guggenheim Real Estate Investment Trust	MA	100%	by Guggenheim Trust Company LLC
Guggenheim Real Estate LLC	DE	99.5%	by GPFT Holdco, LLC
Guggenheim Real Estate Partners L.P.	DE	94.9%	by GPFT Holdco, LLC
Guggenheim Real Estate Services Inc.	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Receivable Financing, LLC	DE	100%	by Guggenheim Services, LLC
Guggenheim Reinsurance Holdings, LLC	DE	100%	by GPBLK, Inc.
Guggenheim Retail Real Estate Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Guggenheim SBC Holdings, LLC	DE	0%	Mgmt. by Guggenheim Knights of Security, LLC
Guggenheim Securities Holdings, LLC	DE	100%	by GPFT Holdco, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Securities, LLC	DE	100%	by Links Holdings LLC
Guggenheim Services, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Specialized Products, LLC	DE	100%	by Security Investors, LLC
Guggenheim Stella Multi-Strategy Fund, LP	DE	100%	by Guggenheim Strategic Fund Management, LLC
Guggenheim Strategic Fund Management, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Strategy Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Technology Ventures I, L.P.	DE	0%	Mgmt. by GTVI Partners, LLC
Guggenheim Transparent Value, LLC	DE	63.8%	by GPFT Holdco, LLC
Guggenheim Treasury Services (Europe) Limited	GBR	100%	by Liberty Hampshire International Limited
Guggenheim Treasury Services Corporation (N.Y.)	DE	100%	by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services, LLC	DE	100%	by Liberty Hampshire Holdings, LLC
Guggenheim Trust Assets, LLC	DE	100%	by Guggenheim Securities, LLC
Guggenheim Trust Company LLC	SD	99.5%	by Guggenheim Partners, LLC
Guggenheim Venture Partners, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Wealth Services, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim-meZocliq Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim-Nicklaus Fund I, Ltd.	FL	89.5%	by Guggenheim Golf Properties Investor, LLC
GW Ocean, LLC	DE	50%	by Guggenheim Partners Investment Mgmt., LLC
GWM Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
HB property holding entities	DE	100%	by Retail Investors III, LLC
Heights 2, LLC d/b/a WSGEV Holdings, LP	DE	100%	by Compatriot Capital, Inc.
Herakles Investments, Inc.	DE	100%	by Consolidated Investment Services, Inc.
HHEP-DirecPath, LP	DE	25%	by Sammons Capital, Inc.
HHEP-Directional, LP	DE	24.9%	by Sammons Capital, Inc.
HHEP-Latrobe, LP	DE	24.9%	by Sammons Capital, Inc.
HHEP-Ocular	DE	24.8%	by Sammons Capital, Inc.
HHEP-SafeMed, LP	DE	20.9%	by Sammons Capital, Inc.
Highland Peak investment entities	DE	100%	by EL Funding, LLC
IDF investment entities	DE	100%	by Security Benefit Life Insurance Company
IDF investment entities	DE	100%	by EquiTrust Life Insurance Company
IDF investment entities	DE	100%	by Guggenheim Life and Annuity Company
IIP Bridge Investors, LLC	DE	100%	by GPFT Holdco, LLC
Infrastructure India Plc	DE	100%	by Franklin Park (Cyprus) Limited
Internet Radio Funding, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
IPEX LLC	DE	100%	by Generation Financial Group, LLC
IPEX Services, LLC	DE	100%	by Generation Financial Group, LLC
Iron Hill CLO Limited	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Jasmine Asset Funding Limited	CYM	100%	by The Liberty Hampshire Company, LLC
Java Acquisition Company property holding entities	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
JHCCI Leasing LLC	DE	50%	by Compatriot Capital, Inc.
JLB 2728 Cedar Springs, LP	TX	30%	by JLB Partners LLC
		70%	by Compatriot Capital, Inc.
JLB BUILDERS LLC	TX	100%	by JLB Partners LLC
JLB McLean LLC	TX	30%	by JLB Partners LLC
		40.9%	by Compatriot Capital, Inc.
JLB Partners LLC	DE	30%	by Compatriot Capital, Inc.
JLB Peachtree LLC	TX	10%	by JLB Partners LLC
		70%	by Compatriot Capital, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
JLB REALTY LLC	TX	100%	by JLB Partners LLC
JLB RESIDENTIAL LLC	TX	100%	by JLB Partners LLC
JLx3, LLC	DE	22.2%	by Guggenheim Partners, LLC
KDC Holdings, LLC	DE	50%	by E2M/SRC Investment Company, LLC
Kemps Landing Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Kennecott Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
King Tech Holdings Ltd.	CYM	100%	by GGIC KTI Holdings, Ltd.
King Tech International, Ltd.	CYM	100%	by King Tech Holdings Ltd.
Kitts Hill Funding A, LLC	DE	100%	by LSFCA A, LLC
Kitts Hill Funding B, LLC	DE	100%	by LSFCA B, LLC
Kitts Hill Funding C, LLC	DE	100%	by LSFCA C, LLC
KLD Funding, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Lamberton Funding, LLC	DE	100%	by Lavallette Insurance Agency, LLC
Lavallette Insurance Agency, LLC	DE	100%	by EquiTrust Life Insurance Company
LCLF investment entities	DE	100%	by Corporate Funding V, LLC
Legacy (Cayman) Ltd.	CYM	100%	by Legacy Capital Company, LLC
Legacy Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Lexington Parker (Cayman) Ltd.	CYM	100%	by Lexington Parker Capital Company, L.L.C.
Lexington Parker Capital Company, L.L.C.	DE	100%	by The Liberty Hampshire Company, LLC
Liberty Hampshire Holdings, LLC	DE	99.5%	by Guggenheim Capital, LLC
Liberty Hampshire International Limited	CYM	100%	by The Liberty Hampshire Company, LLC
Links Holdings LLC	DE	99.5%	by Guggenheim Partners, LLC
Links Holdings, Inc.	DE	100%	by Guggenheim Partners, LLC
Lionel Holdings, LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
Longhorn Trail Ranch II, Ltd.	TX	40%	by Compatriot Capital, Inc.
LSFCA A, LLC	DE	100%	by AF V, LLC
LSFCA B, LLC	DE	100%	by AF VI, LLC
LSFCA C, LLC	DE	100%	by AF VII, LLC
Magma WCFF II Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Mexcolift Servicios de Personnel S. de R.L. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
MF Master Seed Co., LLC	DE	100%	by SBC Funding, LLC
MF Seed Co., LLC	DE	100%	by MF Master Seed Co., LLC
Midland National Life Insurance Company	IA	100%	by Sammons Financial Group, Inc.
Midland National Services Corporation, LLC	DE	100%	by Midland National Life Insurance Company
Minerva Funding LLC	DE	100%	by Guggenheim Life and Annuity Company
Minerva Holdings Ltd.	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Minerva Holdings, LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
Minutemen Park Cayman Limited	CYM	0%	Mgmt. by Guggenheim Partners, LLC
MNL Reinsurance Company	IA	100%	by Midland National Life Insurance Company
Montacargas Yale, de Mexico S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Monterra investment entities	DE	100%	by EL Funding, LLC
Moore's Creek Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
N318MM, LLC	KS	50%	by Security Benefit Corporation
NC property holding entities	DE	100%	by Retail Investors III, LLC
Nominee Holding Company, LLC	DE	100%	by GPFT Holdco, LLC
North American Company for Life and Health Insurance	IA	100%	by Sammons Financial Group, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
Note Funding II, LLC	KS	100%	by Security Benefit Corporation
Note Funding III, LLC	KS	100%	by Security Benefit Corporation
Note Funding MP II, LLC	KS	100%	by Security Benefit Corporation
Note Funding MP III, LLC	KS	100%	by Security Benefit Corporation
Note Funding MP, LLC	KS	100%	by Security Benefit Corporation
Note Funding, LLC	KS	100%	by Security Benefit Corporation
NZC Guggenheim Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
NZCG Funding	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Optimus Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Orpheus Funding, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Orpheus Holdings, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Otter, Inc.	OK	100%	by Sammons Power Development, Inc.
Paragon GBM Investco, LLC	DE	100%	by Paragon Life Insurance Company of Indiana
Paragon Life Insurance Company of Indiana	IN	100%	by PLIC Holdings, LLC
Parkway Mortgage, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Pathfinder Renewable Wind Energy, LLC	WY	35.3%	by Sammons Power Development, Inc.
PH Capital, LLC	DE	100%	by PLIC Holdings, LLC
Picton S.à r.l.	LUX	99.6%	by The Liberty Hampshire Company, LLC
Pilar Holdings, LLC	FL	88.4%	by GC Pilar Golf Investment, LLC
Pillar Capital Finance, LLC	DE	100%	by Pillar Financial, LLC
Pillar Financial, LLC	DE	24.2%	by GPFT Holdco, LLC; Mgmt. by GPFT Holdco, LLC
Pillar Multifamily, LLC	DE	100%	by Pillar Financial, LLC
PLIC Holdings, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Property Disposition, Inc.	DE	100%	by Sammons Financial Group, Inc.
Relationship Funding (Cayman) Ltd.	CYM	100%	by The Liberty Hampshire Company, LLC
Relationship Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Retail Investors I, LLC	DE	49%	by Stonefire Investors, LLC
		51%	by Stonebridge Investors I, LLC
Retail Investors II, LLC	DE	99.5%	by Stonefire Investors, LLC; Mgmt. by Stonebridge Investors II, LLC
Retail Investors III, LLC	DE	0%	Mgmt. by Stonebridge Investors II, LLC
RHDFJ Partners, LP	TX	50%	by JLB Partners LLC
		50%	Compatriot Capital, Inc.
Ridgefield Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Rydex Fund Services, LLC	KS	100%	by Rydex Holdings, LLC
Rydex Holdings, LLC	KS	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Saganaw Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
SAGE Assets, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
SAILES 2, LLC	DE	100%	by SAILES 2-0, LLC
SAILES 2-0, LLC	DE	100%	by Security Benefit Life Insurance Company
Sammons BW, Inc.	DE	100%	by Sammons Distribution Holdings, Inc.
Sammons Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Corporation	DE	100%	by Consolidated Investment Services, Inc.
Sammons Distribution Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Enterprises, Inc.	DE	100%	by Sammons Enterprises, Inc. ESOT
Sammons Equity Alliance, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Financial Group, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Financial Network, LLC	DE	100%	by Sammons Securities, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
Sammons Power Development, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Retirement Solutions, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sammons Securities Company, LLC	DE	67.2%	by Sammons Securities, Inc.
Sammons Securities, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sands Point Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Sandy Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Saratoga Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Saulsbury Funding, LLC	DE	100%	by Searcy Insurance Agency, LLC
SB Carco Holdings, LLC	KS	100%	by Security Benefit Corporation
SB Carco, LLC	KS	100%	by SB Carco Holdings, LLC
SB Custody, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SB Private Investments, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SB I property holding entities	DE	100%	by Retail Investors I, LLC
SB II property holding entities	DE	100%	by Retail Investors II, LLC
SB III property holding entities	DE	100%	by Retail Investors III, LLC
SBC Funding, LLC	KS	100%	by Security Benefit Corporation
SBTree, Inc.	DE	100%	by Guggenheim Partners, LLC
se2 Holdco, LLC	KS	100%	by Security Benefit Corporation
se2 Holdings, Inc.	KS	100%	by se2 Holdco, LLC
se2 Holdings, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
se2, LLC	KS	100%	by se2 Holdings, Inc.
Searcy Insurance Agency, LLC	DE	100%	by EquiTrust Life Insurance Company
SecBen GBM Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100%	by Security Benefit Corporation
Security Benefit Asset Management Holdings, LLC	KS	100%	by GI Holdco II LLC
Security Benefit Corporation	KS	100%	by Guggenheim SBC Holdings, LLC
Security Benefit Life Insurance Company	KS	100%	by Security Benefit Corporation
Security Distributors, Inc.	KS	100%	by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100%	by Security Benefit Corporation
Security Investors, LLC	KS	100%	by Rydex Holdings, LLC
Sentry Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
SFVII GP, LLC	DE	100%	by Guggenheim Fund Solutions, LLC
SIA Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
Ski Partners II, LLC	DE	32.8%	by Compatriot Capital, Inc.
Ski Partners, LLC	DE	32.7%	by Compatriot Capital, Inc.
SL Funding, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SLBCA Holding LLC	DE	90%	by Compatriot Capital, Inc.
		10%	by Village Green Holding LLC
SLF II-McCarty Investors II, LP	TX	69.5%	Compatriot Capital, Inc.
SLF II-McCarty Investors, LP	TX	22%	by Compatriot Capital, Inc.
Solberg Reinsurance Company	IA	100%	by Midland National Life Insurance Company
Soo Line Building City Apartments LLC	DE	85%	by SLBCA Holding LLC
South Blacktree Agency, LLC	DE	100%	by SBTree, Inc.
SRI Ventures, LLC	DE	100%	by Compatriot Capital, Inc.
Stellar Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Stone Secured investment entities	DE	100%	by EL Funding, LLC
Stonebridge Investors I, LLC	DE	99.5%	by GC Parent Holdings, LLC
Stonebridge Investors II, LLC	DE	99.5%	by GC Parent Holdings, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Stonefire Investors, LLC	DE	100%	by Guggenheim Life and Annuity Company
Stony Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
TEK Financial, LLC	DE	99.5%	by Guggenheim Partners, LLC
Terrabyte Development, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
The Liberty Hampshire Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
The Liberty Hampshire Company, LLC	DE	100%	by Liberty Hampshire Holdings, LLC
The Property and Casualty Reinsurance Company of Bermuda Ltd.	BMU	100%	by Guggenheim Reinsurance Holdings, LLC
theAudience, Inc.	DE	0%	Mgmt. by SBC Funding, LLC
Thomas Creek Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
Thomas Weisel India Opportunity Fund, LP	DE	0%	Mgmt. by Guggenheim Partners India GP, LLC
Ticknor Corner Holdings LLC	DE	100%	by Minerva Holdings, LLC
Ticknor Corner LLC	DE	100%	by Ticknor Corner Holdings LLC
TK property holding entities	DE	100%	by Retail Investors III, LLC
Tocqueville Capital Company B.V.	DE	100%	by The Liberty Hampshire Company, LLC
Toledo-MNG, LLC	DE	90.6%	by GC Pilar Golf Investment, LLC
Toledo-SLS, LLC	DE	90.6%	by GC Pilar Golf Investment, LLC
Tomorrow, LLC	DE	100%	by Guggenheim Life and Annuity Company
Transparent Value Advisors, L.L.C.	DE	100%	by Transparent Value, L.L.C.
Transparent Value Private Limited	IND	100%	by Transparent Value, L.L.C.
Transparent Value, L.L.C.	DE	100%	by Guggenheim Transparent Value, LLC
Trigger Investco, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
UBSFC, LLC	DE	100%	by The Liberty Hampshire Company, LLC
UQ 720 Partners, LP	DE	95%	by Compatriot Capital, Inc.
Valcour Bay Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Venice GSTF I, LLC	DE	100%	by Guggenheim Life and Annuity Company
VGH St. Louis LLC	DE	100%	by Village Green Holding LLC
Village Green Communications LLC	DE	100%	by Village Green Holding LLC
Village Green Construction LLC	DE	100%	by Village Green Holding LLC
Village Green Development Holding LLC	DE	100%	by Village Green Holding LLC
Village Green Holding LLC	DE	50%	by Compatriot Capital, Inc.
Village Green Management Company LLC	DE	100%	by Village Green Holding LLC
V-Suites LLC	DE	100%	by Village Green Holding LLC
White Plains Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Wind Investors I, LLC	DE	100%	by GFP Wind Holdings, LLC
XONM 2012, Inc.	DE	100%	by XONM LLC
XONM Capital LLC	DE	100%	by XONM LLC
XONM Funding LLC	DE	100%	by XONM Capital LLC
XONM LLC	DE	100%	by Guggenheim Mortgage Capital, LLC

SBL is also the depositor of the following separate accounts:  SBL Variable Annuity Accounts I, III, IV, SBL Variable Universal Life Insurance Account, Security Varilife Separate Account, Variflex Separate Account, SBL Variable Annuity Account VIII, Separate Account IX, SBL Variable Annuity Account XI, Separate Account XII, SBL Variable Annuity Account XIV, Separate Account XV, SBL Variable Annuity Account XVII, Separate Account XIX and Parkstone Variable Annuity Separate Account.  As depositor of the separate accounts, SBL might be deemed to control them.  In addition, certain of the separate accounts invest in shares of Guggenheim Variable Funds Trust (“the Trust”), a “series” type mutual fund registered under the Investment Company Act of 1940.  An affiliate of SBL serves as investment advisor to the Trust.  The purchasers of SBL’s variable annuity and variable life contracts investing in the Trust will have the opportunity to instruct SBL with respect to the voting of shares of the Trust held by the separate accounts as to certain matters.  Subject to such voting instructions, SBL might be deemed to control the Trust.

Item 27.   Number of Contract Owners

As of February 28, 2014, there were 62 owners of the Qualified Contracts and  2,413 owners of the Non-Qualified Contracts issued under the T. Rowe Price Variable Annuity Account.

Item 28.    Indemnification

The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person’s capacity as director or officer.

The Articles of Incorporation include the following provision:

(a)  No director of the Corporation shall be liable to the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director’s duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit.  If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

(b)  Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

(a)
The principal underwriter for the Registrant is T. Rowe Price Investment Services, Inc. (“Investment Services”). Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies:

T. ROWE PRICE EQUITY FUNDS

Growth Stock
Equity Income
Mid-Cap Growth
Equity Index 500
Value
Blue Chip Growth
Capital Appreciation
Mid-Cap Value
New Horizons
Small-Cap Value
Small-Cap Stock
New Era
Institutional Large-Cap Growth
Balanced
Health Sciences
Science & Technology
Real Estate
New America Growth
Real Assets
Dividend Growth

Institutional Mid-Cap Equity Growth
Media & Telecommunication
Personal Strategy Balanced
Personal Strategy Growth
Growth & Income
Personal Strategy Income
Institutional Large-Cap Value
Institutional Small-Cap Stock
Total Equity Market Index
Global Technology
Inst. U.S. Structured Research
Extended Equity Market Index
Capital Opportunity
Institutional Large-Cap Core Growth
Financial Services
Diversified Small-Cap Growth
Diversified Mid-Cap Growth
Tax-Efficient Equity
U.S. Large-Cap Core

T. ROWE PRICE INTERNATIONAL FUNDS

International Stock
Emerging Markets Stock
International Bond
International Growth & Income
New Asia
Overseas Stock Fund
Emerging Markets Bond
International Discovery
Latin America
Institutional Emerging Markets Equity
European Stock
Global Stock
Emerging Europe
International Equity Index
Emerging Markets Corporate Bond

Institutional Emerging Markets Bond
Japan Fund
Institutional Global Equity
Institutional International Bond
Africa & Middle East
Institutional Africa & Middle East
Institutional International Growth Equity
Institutional International Core Equity
Global Large-Cap Stock
Institutional Global Large-Cap Equity
Global Real Estate
Global Infrastructure
Emerging Markets Local Currency Bond
Institutional Concentrated International Equity

T ROWE PRICE TAXABLE FUNDS

New Income High Yield Short-Term Bond Inflation Focused Bond Institutional High Yield Institutional Floating Rate	GNMA U.S. Bond Enhanced Index Corporate Income U.S. Treasury Intermediate Inflation Protected Bond U.S. Treasury Long-Term	Strategic Income Institutional Core Plus Floating Rate Fund Ultra Short-Term Bond

T. ROWE PRICE NONTAXABLE FUNDS

Tax-Free Income Maryland Tax-Free Bond Tax-Free High Yield Tax-Free Short Intermediate Virginia Tax-Free Bond	New York Tax-Free Bond California Tax-Free Bond New Jersey Tax-Free Bond Maryland Short-Term Tax-Free Bond Georgia Tax-Free Bond

T. ROWE PRICE MONEY FUNDS

Prime Reserve U.S. Treasury Money Tax-Exempt Money	Maryland Tax-Free Money Market New York Tax-Free Money California Tax-Free Money

T. ROWE PRICE SUMMIT FUNDS

Summit Cash Reserves Summit Municipal Intermediate Summit Municipal Income	Summit Municipal Money Market Summit GNMA

T. ROWE PRICE SPECTRUM FUNDS

Spectrum Income
Spectrum Growth
Spectrum International

T. ROWE PRICE VARIABLE ANNUITY

Equity Income Portfolio Mid-Cap Growth Portfolio International Stock Portfolio Blue Chip Growth Portfolio Limited-Term Bond Portfolio	Personal Strategy Balanced Portfolio New America Growth Portfolio Health Sciences Portfolio Prime Reserve Portfolio Equity Index 500 Portfolio

T. ROWE PRICE RESERVE FUNDS

T. Rowe Price Reserve Investment Fund
T. Rowe Price Government Reserve Investment Fund
T. Rowe Price Short-Term Reserve Investment Fund

T. ROWE PRICE RETIREMENT FUNDS

Retirement 2020 Retirement 2030 Retirement 2040 Retirement 2025	Retirement 2015 Retirement 2010 Retirement 2035 Retirement Income	Retirement 2045 Retirement 2050 Retirement 2005 Retirement 2055

Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc.  Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business.

Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

(b)	The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.

Name	Position with Underwriter
Edward C. Bernard	Chairman of the Board, Director, and President
Scott B. David	Director and Vice President
Stephanie P. Mumford	Chief Compliance Officer and Vice President
David Oestreicher	Director, Vice President, and Secretary
William W. Strickland, Jr.	Director and Vice President
Constante R. Abaya	Vice President
Cheryl L. Armitage	Vice President
Steven J. Banks	Vice President
Cheri M. Belski	Vice President
Bryan Keith Blackmon	Vice President
Darrell N. Braman	Vice President
Michael D. Brinegar	Vice President
Martin P. Brown	Vice President
Margo B. Bryant	Vice President
Sheila P. Callahan	Vice President
Meredith C. Callanan	Vice President
Christopher E. Carpenter	Vice President
Laura H. Chasney	Vice President
Dominick A. Cipolla	Vice President
Jerome A. Clark	Vice President
Basil Clarke	Vice President
Kathleen M. Coates	Vice President
Colleen S. Councell	Vice President
Anne M. Coveney	Vice President
Mark Cover	Vice President
Christina P. Cragg	Vice President
Keith M. Crouse	Vice President
Joseph A. Crumbling	Vice President
Benjamin P. DeFelice	Vice President
Peter A. DeLibro	Vice President
Lauren D. DeLuca	Vice President
Sanjeev K. Dev	Vice President
Timothy S. Dignan	Treasurer and Vice President
Cynthia L. Dougaree	Vice President
Jean M. Dunn	Vice President

Name	Position with Underwriter
Heather C. Dzielak	Vice President
David J. Eikenberg	Vice President
Dennis J. Elliott	Vice President
James P. Erceg	Vice President
Richard A. Fernandez	Vice President
Andrew Fluet	Vice President
Gina Lea Franke	Vice President
Christopher M. Gaeng	Vice President
Thomas A. Gannon	Vice President
Michele J. Giangrande	Vice President
John R. Gilner	Vice President
Andrew C. Goeller	Vice President
Ernesto Gordon, Jr.	Vice President
Jason L. Gounaris	Vice President
Leah B. Greenstein	Vice President
Seth Gusman	Vice President
Brian L. Habas	Vice President
John Halaby	Vice President
Douglas E. Harrison	Vice President
Philip E. Hauser	Vice President
Jeffrey J. Hill	Vice President
Keller L. Hoak	Vice President
Christopher J. Hufman	Vice President
Karen J. Igler	Vice President
Daniel M. Jarrett	Vice President
Audra M. Jones	Vice President
Heidi C. Kaney	Vice President
Thomas E. Kazmierczak, Jr.	Vice President
Jonathan Keeler	Vice President
Jeffrey A. Krawczak	Vice President
Michael J. Kubik	Vice President
Andrew V. Kyle	Vice President
Steven A. Larson	Vice President
Keith W. Lewis	Vice President
Jane E. Maccubbin	Vice President
Karen M. Magness	Vice President
Michael A. McKenna	Vice President
Sebastian J. Mitchell	Vice President
Daniella Moiseyev-Cunniffe	Vice President

Name	Position with Underwriter
Thomas R. Morelli	Vice President
Dana P. Morgan	Vice President
Amy B. Murphy	Vice President
T. Michael Murphy	Vice President
Paul Musante	Vice President
Kevin M. O’Brien	Vice President
Barbara A. O’Connor	Controller and Vice President
Anna T. Onishi	Vice President
Wayne Park	Vice President
Glenn A. Pendleton	Vice President
David B. Petty	Vice President
John E. Pflieger	Vice President
Gregory L. Phillips	Vice President
Fran M. Pollack-Matz	Vice President
Brian R. Poole	Vice President
Naomi S. Proshan	Vice President
Seamus A. Ray	Vice President
Margaret H. Raymond	Vice President
Michael D. Regulski	Vice President
Jennifer L. Richardson	Vice President
George D. Riedel	Vice President
Mark B. Ruhe	Vice President
Megan Keyser Rumney	Vice President
Kevin C. Savage	Vice President
Christie C. Savio	Vice President
Dorothy C. Sawyer	Vice President
Jason M. Scarborough	Vice President
Mark A. Scarborough	Vice President
Ann R. Schultz	Vice President
Deborah D. Seidel	Vice President
Robert A. Seidel	Vice President
Karen M. Sheehan	Vice President
Nicholas A. Sheppard	Vice President
Scott L. Sherman	Vice President
Jae M. Shin	Vice President
Donna B. Singer	Vice President
Carole Hofmeister Smith	Vice President
Ian M. Smith	Vice President
Craig J. St. Thomas	Vice President

Name	Position with Underwriter
Stephanie S. Stearman	Vice President
Sandra L. Stinson	Vice President
Scott Such	Vice President
Christopher J. Theall	Vice President
John M. Townsend	Vice President
Alan P. Valenca	Vice President
Adam J. Varga	Vice President
Eric P. Wagner	Vice President
John H. Wallick	Vice President
Douglas A. Weaver	Vice President
William R. Weker, Jr.	Vice President
Donald J. Weldon, Jr.	Vice President
Lois A. Welsh	Vice President
Mary Ellen Whiteman	Vice President
Natalie C. Widdowson	Vice President
Barrett Wragg	Vice President
Lea B. Wray	Vice President
James Zurad	Vice President

(c)	Not applicable

Item 30.     Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by SBL at its administrative offices—One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.      Management Services

All management contracts are discussed in Part A or Part B.

Item 32.        Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

(b)	Registrant undertakes that it will provide, as a part of the Application Kit, a box for the applicant to check if he or she wishes to receive a copy of the Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

(d)
Security Benefit Life Insurance Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Security Benefit Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 30th day of April, 2014.

Security Benefit Life Insurance Company (The Depositor) T. Rowe Price Variable Annuity Account (The Registrant)

By:	*
Michael P. Kiley Chief Executive Officer and Director

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 30, 2014.

SIGNATURES AND TITLES

By:	*
Michael P. Kiley, Chief Executive Officer and Director

By:	*
Barry G. Ward, Senior Vice President, Chief Financial Officer (and chief accounting officer), Chief Risk Officer, Treasurer and Director

By:	*
John F. Guyot, Senior Vice President, General Counsel, Secretary, and Director

By:	*
Roger S. Offermann, Senior Vice President, Chief Actuary and Director

By:	*
Douglas G. Wolff, President and Director

By:	*
Anthony D. Minella, Senior Vice President, Chief Investment Officer, and Director

*By:	CHRIS SWICKARD
Chris Swickard, as Attorney-in-Fact

EXHIBIT INDEX

(10)	(a)	Consent of Independent Registered Public Accounting Firm
	(b)	Consent of Counsel